UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05488

Nuveen Municipal Income Fund, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

nuveen
A TIAA Company

Closed-End Funds

30 April 2022

Nuveen Municipal Closed-End Funds

NUV	Nuveen Municipal Value Fund, Inc.
NUW	Nuveen AMT-Free Municipal Value Fund
NMI	Nuveen Municipal Income Fund, Inc.
NEV	Nuveen Enhanced Municipal Value Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.

You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #2 or (ii) by logging into your Investor Center account at www.computershare.com/investor and clicking on "Communication Preferences". Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

Semiannual Report

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NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

nuveen
A TIAA Company

Chair’s Letter
to Shareholders

Dear Shareholders,

Markets have had a turbulent start to 2022. Global economic activity has been deteriorating from post-pandemic peaks, and crisis-era monetary and fiscal support programs are being phased out. Inflation has surged partially due to supply chain bottlenecks and exacerbated by Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak.

We are now almost four months into the Eastern European conflict and are witnessing the scale of the humanitarian crisis and the economic impact caused by this event. Market uncertainty has remained elevated, as the situations in Russia/Ukraine and China have increased inflation and recession risks. The U.S. Federal Reserve (Fed) and other central banks now face an even more difficult task of slowing inflation without pulling the economy into recession. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago, then made increasingly more aggressive moves of 0.50% in May and 0.75% in June 2022. Additional rate hikes of these larger magnitudes are expected this year, as inflation has lingered at a 40-year high and consumer sentiment indicators are slumping. Forecasting was made difficult given the wide range of potential outcomes with regard to the Russia-Ukraine war, the resilience of China’s economy, the reopening of supply chains, the impact of inflation on economic growth, and the Fed’s response to inflation. Accordingly, markets are struggling with pricing these risks.

In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.

On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Terence J. Toth
Chair of the Board
June 22, 2022

Important Notices

For Shareholders of

Nuveen Municipal Value Fund, Inc. (NUV)
Nuveen AMT-Free Municipal Value Fund (NUW)
Nuveen Municipal Income Fund, Inc. (NMI)
Nuveen Enhanced Municipal Value Fund (NEV)

Portfolio Manager Commentaries in Semiannual Reports

The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s October 31, 2021 annual shareholder report.

For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.

For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.

For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Fund Reorganization

Effective prior to the opening of business on June 6, 2022, NEV was reorganized into Nuveen Municipal Credit Income Fund (NZF) (the “Reorganization”). Refer to Note 1 and Note 10 of the Notes to Financial Statements within this report for further details on the Reorganization.

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of NEV’s common shares relative to its comparative benchmark was the Fund’s use of leverage. The Fund obtains leverage through investments in inverse floating rate securities, which represent a leveraged investment in an underlying bond. This was also a factor, although less significantly, for NUV and NUW because their use of leverage is more modest. NMI did not invest in inverse floating rate securities during the reporting period.

The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage. This has been particularly true in the recent market environment where short-term rates have been low by historical standards.

However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the municipal bonds acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the bonds acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.

In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term tax-exempt interest rates. While fund leverage expenses are somewhat higher than their recent lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.

Leverage had a negligible impact on the performance of NUV and NUW over the reporting period. Leverage had a negative impact on the performance of NEV during the reporting period.

As of April 30, 2022, the Funds’ percentages of leverage are as shown in the accompanying table.

	NUV	NUW	NMI	NEV
Effective Leverage*	1.08%	1.40%	0.00%	36.18%

*	Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio.

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION

The following information regarding the Funds’ distributions is current as of April 30, 2022. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investment value changes.

During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

	Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date)	NUV	NUW	NMI	NEV
November 2021	$0.0280	$0.0390	$0.0270	$0.0565
December	0.0280	0.0390	0.0270	0.0565
January	0.0280	0.0390	0.0270	0.0565
February	0.0280	0.0390	0.0270	0.0565
March	0.0280	0.0390	0.0270	0.0565
April 2022	0.0280	0.0390	0.0255	0.0510
Total Distributions from Net Investment Income	$0.1680	$0.2340	$0.1605	$0.3335
Total Distributions from Long Term Capital Gains*	$ —	$0.1714	$ —	$0.0204
Total Distributions from Short Term Capital Gains*	$ —	$0.0205	$0.0005	$ —
Total Distributions	$0.1680	$0.4259	$0.1610	$0.3539

Yields
Market Yield**	3.66%	2.79%	2.78%	4.37%
Taxable-Equivalent Yield**	6.14%	5.44%	5.49%	8.61%

*	Distribution paid in December 2021.
**	Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.

All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, common shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to Financial Statements of this report.

Common Share Information (continued)

NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS

The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closedendfunds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).

COMMON SHARE EQUITY SHELF PROGRAM

During the current reporting period, NMI was authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, NMI, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above each Fund’s NAV per common share. The total amount of common shares authorized under these Shelf Offerings are shown in the accompanying table.

NMI
Additional authorized common shares	2,200,000

During the current reporting period, NMI did not sell common shares through its shelf program.

Refer to the Notes to Financial Statements, Note 5 – Fund Shares for further details on Shelf Offerings and each Fund’s transactions.

COMMON SHARE REPURCHASES

During August 2021, the Funds’ Board of Directors/Trustees reauthorized an open-market common share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.

During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of April 30, 2022, (and since the inception of the Funds’ repurchase programs), each Fund have cumulatively repurchased and retired their outstanding common shares as shown in the accompanying table.

	NUV	NUW	NMI	NEV
Common shares cumulatively repurchased and retired	—	—	—	—
Common shares authorized for repurchase	20,740,000	1,795,000	985,000	2,495,000

OTHER COMMON SHARE INFORMATION

As of April 30, 2022, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs and trading at an average premium/(discount) to NAV during the current reporting period, as follows:

	NUV	NUW	NMI	NEV
Common share NAV	$9.50	$15.34	$10.13	$13.18
Common share price	$9.19	$14.40	$ 9.42	$12.00
Premium/(Discount) to NAV	(3.26)%	(6.13)%	(7.01)%	(8.95)%
Average premium/(discount) to NAV	(3.08)%	(5.40)%	(1.24)%	(5.53)%

NUV	Nuveen Municipal Value Fund, Inc.
Performance Overview and Holding Summaries as of April 30, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2022*

	Cumulative	Average Annual
	6-month	1-Year	5-Year	10-Year
NUV at Common Share NAV	(9.06)%	(8.36)%	2.30%	3.36%
NUV at Common Share Price	(16.62)%	(15.74)%	1.98%	2.98%
S&P Municipal Bond Index	(7.28)%	(6.97)%	1.86%	2.59%

*	For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

NUV	Performance Overview and Holding Summaries as of
April 30, 2022 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	99.8%
Other Assets Less Liabilities	1.3%
Net Assets Plus Floating Rate
Obligations	101.1%
Floating Rate Obligations	(1.1)%
Net Assets	100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	11.4%
AAA	5.4%
AA	29.6%
A	22.7%
BBB	18.3%
BB or Lower	2.3%
N/R	10.3%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	26.8%
Transportation	19.6%
Utilities	13.4%
Tax Obligation/General	12.5%
U.S. Guaranteed	11.1%
Health Care	8.0%
Other	8.6%
Total	100%

States and Territories[1]
(% of total municipal bonds)
Texas	15.4%
Illinois	11.0%
New York	7.3%
Colorado	6.9%
California	6.8%
New Jersey	4.9%
Florida	4.7%
Ohio	4.5%
Washington	3.2%
Michigan	2.8%
Nevada	2.7%
Georgia	2.6%
South Carolina	2.4%
Indiana	1.8%
Kentucky	1.8%
District of Columbia	1.8%
Other	19.4%
Total	100%

[1]	See Portfolio of Investments for the states comprising “Other” and not listed in the States and Territories above.

NUW	Nuveen AMT-Free Municipal Value Fund
Performance Overview and Holding Summaries as of April 30, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2022*

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NUW at Common Share NAV	(9.23)%	(8.64)%	2.25%	3.30%
NUW at Common Share Price	(11.80)%	(10.53)%	0.78%	2.87%
S&P Municipal Bond Index	(7.28)%	(6.97)%	1.86%	2.59%

*	For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

NUW	Performance Overview and Holding Summaries as of
April 30, 2022 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	99.2%
Common Stocks	0.4%
Other Assets Less Liabilities	1.6%
Net Assets Plus Floating Rate
Obligations	101.2%
Floating Rate Obligations	(1.2)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	2.5%
AAA	7.8%
AA	35.5%
A	24.7%
BBB	20.4%
BB or Lower	2.2%
N/R	6.6%
N/A (not applicable)	0.3%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	22.1%
Utilities	20.6%
Tax Obligation/General	15.0%
Transportation	12.5%
Health Care	11.1%
Education and Civic Organizations	5.7%
Consumer Staples	5.1%
Other	7.9%
Total	100%

States and Territories[1]
(% of total municipal bonds)
California	11.9%
Texas	10.5%
Illinois	8.1%
New Jersey	7.5%
New York	5.9%
Nevada	5.6%
Colorado	5.3%
Pennsylvania	5.1%
Washington	4.3%
Kentucky	3.6%
Ohio	3.3%
Maryland	3.2%
Florida	3.2%
Georgia	3.1%
Puerto Rico	2.9%
Other	16.5%
Total	100%

[1]	See Portfolio of Investments for the states comprising “Other” and not listed in the States and Territories above.

NMI	Nuveen Municipal Income Fund, Inc.
Performance Overview and Holding Summaries as of April 30, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2022*

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NMI at Common Share NAV	(8.78)%	(8.04)%	1.72%	3.23%
NMI at Common Share Price	(17.90)%	(15.93)%	1.39%	2.14%
S&P Municipal Bond Index	(7.28)%	(6.97)%	1.86%	2.59%

*	For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

NMI	Performance Overview and Holding Summaries as of
April 30, 2022 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	97.3%
Short-Term Municipal Bonds	1.0%
Other Assets Less Liabilities	1.7%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	10.2%
AAA	1.0%
AA	22.4%
A	28.8%
BBB	16.5%
BB or Lower	3.8%
N/R	17.3%
Total	100%

Portfolio Composition
(% of total investments)
Health Care	19.9%
Tax Obligation/Limited	17.0%
Tax Obligation/General	16.7%
Transportation	12.8%
Education and Civic Organizations	9.9%
U.S. Guaranteed	9.7%
Utilities	6.7%
Other	7.3%
Total	100%

States and Territories[1]
(% of total municipal bonds)
Colorado	13.7%
California	11.7%
Illinois	9.3%
Texas	6.0%
Florida	5.9%
Wisconsin	5.0%
Pennsylvania	4.2%
New York	4.0%
Missouri	3.7%
Alabama	3.6%
Arizona	3.2%
New Jersey	2.8%
Virginia	2.4%
Indiana	2.3%
Michigan	2.3%
Other	19.9%
Total	100%

1 See Portfolio of Investments for the states comprising “Other” and not listed in the States and Territories above.

NEV	Nuveen Enhanced Municipal Value Fund
Performance Overview and Holding Summaries as of April 30, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2022*

	Cumulative		Average Annual
	6-Month	1-Year	5-Year	10-Year
NEV at Common Share NAV	(14.42)%	(12.52)%	2.76%	4.33%
NEV at Common Share Price	(20.71)%	(26.95)%	1.80%	3.44%
S&P Municipal Bond Index	(7.28)%	(6.97)%	1.86%	2.59%

*	For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

NEV	Performance Overview and Holding Summaries as of
April 30, 2022 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	140.4%
Common Stocks	5.1%
Other Assets Less Liabilities	2.9%
Net Assets Plus Floating Rate
Obligations	148.4%
Floating Rate Obligations	(48.4)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	3.0%
AAA	1.1%
AA	28.0%
A	15.7%
BBB	30.1%
BB or Lower	8.6%
N/R	10.2%
N/A (not applicable)	3.3%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	23.5%
Health Care	20.3%
Transportation	18.3%
Tax Obligation/General	11.8%
Utilities	9.9%
Education and Civic Organizations	6.4%
Other	9.8%
Total	100%

States and Territories[1]
(% of total municipal bonds)
Illinois	13.3%
New York	9.9%
New Jersey	9.8%
California	8.9%
Florida	7.4%
Wisconsin	6.4%
Ohio	5.4%
Pennsylvania	5.2%
Louisiana	4.6%
Guam	4.1%
Virginia	2.7%
Puerto Rico	2.6%
Other	19.7%
Total	100%

1 See Portfolio of Investments for the states comprising “Other” and not listed in the States and Territories above.

Shareholder Meeting Report

The annual meeting of shareholders was held on April 29, 2022 for NEV. The meeting was held virtually due to public health concerns regarding the ongoing COVID-19 pandemic; at this meeting the shareholders were asked to elect Board members and to approve an Agreement and Plan of Reorganization.

NEV
Common
Shares
To approve an Agreement and Plan of Reorganization
For	12,617,718
Against	686,033
Abstain	660,938
BNV	8,689,599
Total	22,654,288
Approval of the Board Members was reached as follows:
William C. Hunter
For	21,433,141
Withhold	1,221,147
Total	22,654,288
Judith M. Stockdale
For	21,462,052
Withhold	1,192,236
Total	22,654,288
Carole E. Stone
For	21,542,745
Withhold	1,111,543
Total	22,654,288
Margaret L. Wolff
For	21,529,814
Withhold	1,124,474
Total	22,654,288

NUV	Nuveen Municipal Value Fund, Inc.
Portfolio of Investments
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.8%
	MUNICIPAL BONDS – 99.8%
	Alabama – 0.2%
	Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series 2020:
$ 255	4.000%, 7/01/39 – BAM Insured	7/30 at 100.00	AA	$ 258,537
225	4.000%, 7/01/40 – BAM Insured	7/30 at 100.00	AA	226,813
3,805	Homewood, Alabama, General Obligation Warrants, Series 2016, 5.000%, 9/01/36	9/26 at 100.00	AA+ (4)	4,184,663
	(Pre-refunded 9/01/26)
4,285	Total Alabama			4,670,013
	Alaska – 0.1%
	Anchorage, Alaska, General Obligation Bonds, School Series 2021C:
1,500	4.000%, 9/01/40	9/31 at 100.00	N/R	1,561,230
1,000	4.000%, 9/01/41	9/31 at 100.00	N/R	1,039,140
110	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed	6/31 at 100.00	BBB+	102,105
	Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50
2,610	Total Alaska			2,702,475
	Arizona – 1.3%
7,525	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue	6/24 at 100.00	A+	7,863,324
	Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)
2,935	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien	7/27 at 100.00	Aa3	3,194,689
	Series 2017A, 5.000%, 7/01/35
780	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Subordinate	7/30 at 100.00	AAA	806,169
	Lien Series 2020A, 4.000%, 7/01/45
2,590	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien	7/31 at 100.00	AAA	2,930,533
	Series 2021A, 5.000%, 7/01/45
2,175	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Medical	4/31 at 100.00	A	2,112,469
	Center, Series 2021A, 4.000%, 4/01/46
5,600	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy	No Opt. Call	A3	6,134,576
	Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
	Tucson, Arizona, Water System Revenue Bonds, Refunding Series 2017:
1,000	5.000%, 7/01/34	7/27 at 100.00	AA	1,102,000
750	5.000%, 7/01/35	7/27 at 100.00	AA	824,227
23,355	Total Arizona			24,967,987
	California – 6.8%
4,615	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	AA	4,466,997
	Project, Series 1997C, 0.000%, 9/01/23 – AGM Insured
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,	4/23 at 100.00	A1 (4)	5,139,300
	Series 2013S-4, 5.000%, 4/01/38 (Pre-refunded 4/01/23)
405	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/30 at 100.00	BBB+	393,235
	Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49
1,250	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	12/30 at 100.00	BBB+	1,213,687
	Sonoma County Tobacco Securitization Corporation, Series 2020A, 4.000%, 6/01/49
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter
	Health, Refunding Series 2016B:
4,080	5.000%, 11/15/46 (Pre-refunded 11/15/26)	11/26 at 100.00	N/R (4)	4,509,298
5,920	5.000%, 11/15/46	11/26 at 100.00	A1	6,324,869
1,200	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los	8/27 at 100.00	BBB+	1,305,336
	Angeles, Series 2017A, 5.000%, 8/15/37

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 3,850	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health	7/23 at 100.00	AA– (4)	$ 3,976,010
	System, Series 2013A, 5.000%, 7/01/33 (Pre-refunded 7/01/23)
6,130	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien	6/28 at 100.00	BBB–	6,411,796
	Series 2018A, 5.000%, 12/31/43 (AMT)
2,725	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San	1/29 at 100.00	BBB	2,884,440
	Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%,
	11/21/45, 144A
1,625	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects,	11/23 at 100.00	Aa3	1,681,517
	Series 2013I, 5.000%, 11/01/38
3,500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/26 at 100.00	BB	3,611,580
	Linda University Medical Center, Series 2016A, 5.000%, 12/01/46, 144A
4,505	Covina-Valley Unified School District, Los Angeles County, California, General	No Opt. Call	A+	3,696,398
	Obligation Bonds, Series 2003B, 0.000%, 6/01/28 – FGIC Insured
5,700	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California,	6/27 at 100.00	AAA	6,223,944
	Water System Revenue Bonds, Green Series 2017A, 5.000%, 6/01/45
2,180	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/31 at 100.00	A–	2,415,789
	Refunding Series 2013A, 0.000%, 1/15/42 (5)
49,020	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	12/31 at 27.75	N/R	5,300,042
	Asset-Backed Bonds, Capital Appreciation Series 2021B-2, 0.000%, 6/01/66
2,550	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R (4)	2,557,242
	Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47 (Pre-refunded 6/01/22)
	Merced Union High School District, Merced County, California, General Obligation Bonds,
	Series 1999A:
2,500	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA–	2,424,050
2,555	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AA–	2,399,119
2,365	Montebello Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	A–	2,010,959
	Bonds, Election 1998 Series 2004, 0.000%, 8/01/27 – FGIC Insured
	Mount San Antonio Community College District, Los Angeles County, California, General
	Obligation Bonds, Election of 2008, Series 2013A:
3,060	0.000%, 8/01/28 (5)	2/28 at 100.00	Aa1	3,325,302
2,315	0.000%, 8/01/43 (5)	8/35 at 100.00	Aa1	2,263,237
3,550	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,	No Opt. Call	A	4,413,218
	Series 2009C, 6.500%, 11/01/39
80	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 7.000%,	8/29 at 100.00	AA	100,481
	8/01/38 – AGC Insured
10,150	Placer Union High School District, Placer County, California, General Obligation Bonds,	No Opt. Call	AA	6,779,794
	Series 2004C, 0.000%, 8/01/33 – AGM Insured
	San Bruno Park School District, San Mateo County, California, General Obligation Bonds,
	Series 2000B:
2,575	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	Aa2	2,411,487
2,660	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa2	2,409,667
355	San Diego Tobacco Settlement Revenue Funding Corporation, California, Tobacco Settlement	6/28 at 100.00	BBB	354,698
	Bonds, Subordinate Series 2018C, 4.000%, 6/01/32
10,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco	5/29 at 100.00	A1	10,981,900
	International Airport, Refunding Second Series 2019D, 5.000%, 5/01/39
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Refunding
	Senior Lien Toll Road Revenue Bonds, Series 2021A:
315	4.000%, 1/15/39	1/32 at 100.00	N/R	312,326
525	4.000%, 1/15/41	1/32 at 100.00	N/R	516,548
550	4.000%, 1/15/43	1/32 at 100.00	N/R	535,937
200	4.000%, 1/15/44	1/32 at 100.00	N/R	193,970
12,095	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road	No Opt. Call	Baa2	11,075,512
	Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/25 – NPFG Insured

NUV	Nuveen Municipal Value Fund, Inc.
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 13,220	San Mateo County Community College District, California, General Obligation Bonds,	No Opt. Call	AAA	$ 10,967,048
	Series 2006A, 0.000%, 9/01/28 – NPFG Insured
5,000	San Mateo Union High School District, San Mateo County, California, General Obligation	No Opt. Call	Aaa	4,717,900
	Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/24 – FGIC Insured
5,815	San Ysidro School District, San Diego County, California, General Obligation Bonds,	8/25 at 29.16	AA	1,499,921
	Refunding Series 2015, 0.000%, 8/01/48
755	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	12/30 at 100.00	BBB–	725,963
	Bonds, Refunding Sacramento County Tobacco Securitization Corporation Series 2021B Class 2,
	4.000%, 6/01/49
575	Vernon, California, Electric System Revenue Bonds, Series 2021A, 5.000%, 4/01/28	No Opt. Call	N/R	625,784
185,470	Total California			133,156,301
	Colorado – 6.9%
7,500	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series	12/28 at 100.00	Aa1	8,652,375
	2019A, 5.500%, 12/01/43
7,105	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health	1/23 at 100.00	BBB+ (4)	7,258,113
	Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)
4,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health,	8/29 at 100.00	BBB+	3,969,936
	Series 2019A-1, 4.000%, 8/01/44
1,255	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds,	12/24 at 100.00	BBB	1,297,871
	Senior Lien Series 2017, 5.000%, 12/31/51
7,070	Colorado Mountain College, Colorado, Certificates of Participation, Series 2021,	12/31 at 100.00	Aa3	7,068,303
	4.000%, 12/01/46
4,500	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series	3/28 at 100.00	Aa2	4,990,680
	2018N, 5.000%, 3/15/37
	Colorado State, Certificates of Participation, Higher Education Lease Purchase Financing
	Program, Series 2020:
900	4.000%, 9/01/38	9/31 at 100.00	Aa2	939,474
4,475	4.000%, 9/01/40	9/31 at 100.00	Aa2	4,654,045
2,750	4.000%, 9/01/41	9/31 at 100.00	Aa2	2,846,525
	Colorado State, Certificates of Participation, Lease Purchase Financing Program,
	National Western Center, Series 2018A:
1,250	5.000%, 9/01/30	3/28 at 100.00	Aa2	1,390,313
2,000	5.000%, 9/01/31	3/28 at 100.00	Aa2	2,219,620
1,260	5.000%, 9/01/32	3/28 at 100.00	Aa2	1,396,269
620	5.000%, 9/01/33	3/28 at 100.00	Aa2	686,073
3,790	Colorado State, Certificates of Participation, Rural Series 2018A, 5.000%, 12/15/37	12/28 at 100.00	Aa2	4,215,048
5,000	Colorado State, Certificates of Participation, Rural Series 2021A, 4.000%, 12/15/39	12/31 at 100.00	Aa2	5,177,600
	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B:
2,750	5.000%, 11/15/25	11/22 at 100.00	AA–	2,792,322
2,200	5.000%, 11/15/29 (Pre-refunded 11/15/22)	11/22 at 100.00	AA– (4)	2,239,754
5,160	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series	11/23 at 100.00	A+	5,303,706
	2013B, 5.000%, 11/15/43
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center	12/26 at 100.00	Baa2	2,086,600
	Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/35
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
9,660	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	7,667,045
24,200	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	17,742,472
17,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	11,971,230
1,705	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2020A,	9/24 at 100.00	A	1,777,514
	5.000%, 9/01/40
7,600	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B,	9/26 at 52.09	A	3,427,448
	0.000%, 9/01/39 – NPFG Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 8,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado	No Opt. Call	AA–	$ 10,182,080
	Springs Utilities, Series 2008, 6.500%, 11/15/38
1,250	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit	1/31 at 100.00	A–	1,237,313
	Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/35
2,900	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project,	5/31 at 100.00	AA+	3,037,721
	Refunding Green Series 2021B, 4.000%, 11/01/40
4,945	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project,	11/26 at 100.00	AA+	5,386,490
	Series 2017A, 5.000%, 11/01/40
4,250	University of Colorado, Enterprise System Revenue Bonds, Series 2018B, 5.000%, 6/01/43	6/28 at 100.00	Aa1 (4)	4,827,235
	(Pre-refunded 6/01/28)
147,250	Total Colorado			136,441,175
	Connecticut – 0.7%
8,440	Connecticut State, General Obligation Bonds, Series 2015E, 5.000%, 8/01/29	8/25 at 100.00	Aa3	9,019,912
5,000	Connecticut State, General Obligation Bonds, Series 2015F, 5.000%, 11/15/33	11/25 at 100.00	Aa3	5,341,200
13,440	Total Connecticut			14,361,112
	Delaware – 0.1%
1,270	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2021,	1/32 at 100.00	N/R	1,299,477
	4.000%, 1/01/46
	District of Columbia – 1.7%
15,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed	5/22 at 22.78	N/R	3,147,750
	Bonds, Series 2006A, 0.000%, 6/15/46
5,390	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior	4/28 at 100.00	AAA	5,980,421
	Lien Series 2018B, 5.000%, 10/01/43
3,865	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/29 at 100.00	A–	4,166,972
	Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B,
	5.000%, 10/01/47
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	A–	11,852,200
	Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44
	Washington Convention and Sports Authority, Washington D.C., Dedicated Tax Revenue
	Bonds, Refunding Senior Lien Series 2021A:
670	4.000%, 10/01/36	10/30 at 100.00	AA	708,224
1,000	4.000%, 10/01/37	10/30 at 100.00	AA	1,047,210
1,300	4.000%, 10/01/40	10/30 at 100.00	AA	1,353,404
1,745	Washington Convention and Sports Authority, Washington D.C., Dedicated Tax Revenue	10/30 at 100.00	AA	1,824,153
	Bonds, Refunding Senior Lien Series 2021B, 4.000%, 10/01/38
1,805	Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds, Green Series	7/31 at 100.00	AA	2,035,372
	2021A, 5.000%, 7/15/41
2,390	Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue	7/30 at 100.00	AA	2,431,251
	Bonds, Series 2020A, 4.000%, 7/15/45
43,165	Total District of Columbia			34,546,957
	Florida – 4.7%
1,000	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special	5/32 at 100.00	N/R	975,380
	Assessment Bonds, 2022 Project Series 2022, 5.000%, 5/01/53
1,240	Broward County, Florida, Half-Cent Sales Tax Revenue Bonds, Refunding Series 2020,	10/30 at 100.00	AA+	1,283,598
	4.000%, 10/01/40
15,000	Broward County, Florida, Tourist Development Tax Revenue Bonds, Convention Center	9/31 at 100.00	N/R	14,902,950
	Expansion Project, Series 2021, 4.000%, 9/01/47
1,355	Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series 2021D,	No Opt. Call	A+	1,582,355
	5.000%, 7/01/31

NUV	Nuveen Municipal Value Fund, Inc.
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 565	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,	6/25 at 100.00	N/R	$ 592,702
	Renaissance Charter School Income Projects, Series 2015A, 6.000%, 6/15/35, 144A
2,500	Florida Development Finance Corporation, Healthcare Facilities Revenue Bonds, UF Health –	2/32 at 100.00	N/R	2,432,025
	Jacksonville Project, Series 2022A, 4.000%, 2/01/46 – AGM Insured
4,000	Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	Aa3	4,426,240
3,500	Gainesville, Florida, Utilities System Revenue Bonds, Series 2019A, 5.000%, 10/01/44	10/29 at 100.00	Aa3	3,872,960
2,290	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International	10/24 at 100.00	A1 (4)	2,428,820
	Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40 (Pre-refunded 10/01/24)
	Lakeland, Florida, Energy System Revenue Bonds, Series 2021:
1,300	4.000%, 10/01/39	10/31 at 100.00	N/R	1,361,256
1,000	4.000%, 10/01/40	10/31 at 100.00	N/R	1,045,230
2,735	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai	11/31 at 100.00	A–	2,586,982
	Medical Center of Florida Project, Series 2021B, 4.000%, 11/15/46
5,090	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series	5/22 at 100.00	A	5,115,348
	2010A, 5.000%, 7/01/40
2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport,	10/24 at 100.00	A2	2,083,000
	Refunding Series 2014B, 5.000%, 10/01/37
4,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series	7/22 at 100.00	AA (4)	4,023,880
	2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
	Orlando Utilities Commission, Florida, Utility System Revenue Bonds, Series 2018A:
3,500	5.000%, 10/01/36	10/27 at 100.00	AA	3,863,720
3,780	5.000%, 10/01/37	10/27 at 100.00	AA	4,170,852
1,120	5.000%, 10/01/38	10/27 at 100.00	AA	1,237,578
10,725	Orlando, Florida, Contract Tourist Development Tax Payments Revenue Bonds, Series 2014A,	5/24 at 100.00	Aa2 (4)	11,272,082
	5.000%, 11/01/44 (Pre-refunded 5/01/24)
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding &
	Improvement Capital Appreciation Series 2019A-2:
3,000	0.000%, 10/01/46	10/29 at 54.89	BBB+	959,940
4,860	0.000%, 10/01/47	10/29 at 52.89	BBB+	1,478,266
1,700	0.000%, 10/01/48	10/29 at 50.96	BBB+	490,501
3,250	0.000%, 10/01/49	10/29 at 49.08	BBB+	892,483
2,500	0.000%, 10/01/50	10/29 at 47.17	BBB+	651,825
3,000	0.000%, 10/01/51	10/29 at 45.32	BBB+	742,650
3,000	0.000%, 10/01/52	10/29 at 43.62	BBB+	704,730
3,000	0.000%, 10/01/53	10/29 at 41.97	BBB+	669,870
2,500	0.000%, 10/01/54	10/29 at 40.38	BBB+	530,525
3,250	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical	11/22 at 100.00	BBB+	3,279,153
	Center, Series 2013A, 5.000%, 11/01/43
4,000	Pembroke Pines, Florida, Capital Improvement Revenue Bonds, Series 2019A, 4.000%, 7/01/38	7/29 at 100.00	AA	4,162,720
1,020	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole	5/28 at 100.00	A–	1,112,330
	Electric Cooperative, Inc. Project, Refunding Series 2018B, 5.000%, 3/15/42
6,865	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015,	5/25 at 100.00	AA	6,929,256
	4.000%, 5/01/34
108,645	Total Florida			91,861,207
	Georgia – 2.6%
3,325	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015,	5/25 at 100.00	Aa2	3,545,215
	5.000%, 11/01/40
4,945	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia	No Opt. Call	A–	4,913,797
	Power Company, Fourth Series 1994, 2.250%, 10/01/32 (Mandatory Put 5/25/23)
2,290	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health	4/27 at 100.00	A	2,449,956
	System, Inc Project, Series 2017A, 5.000%, 4/01/47

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$ 6,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation	2/27 at 100.00	AA	$ 6,603,180
	Certificates, Northeast Georgia Health Services Inc., Series 2017B, 5.500%, 2/15/42
1,500	Geo. L. Smith II Georgia World Congress Center Authority, Georgia, Convention Center	1/31 at 100.00	BBB–	1,355,220
	Hotel Revenue Bonds, First Tier Series 2021A, 4.000%, 1/01/54
5,865	Municipal Electric Authority of Georgia, General Resolution Projects Subordinated Bonds,	1/28 at 100.00	A1	6,346,458
	Series 20188HH, 5.000%, 1/01/44
16,145	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds,	7/28 at 100.00	A	17,174,567
	Series 2019A, 5.000%, 1/01/49
4,025	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M Bonds,	1/30 at 100.00	AA	4,348,731
	Series 2021A, 5.000%, 1/01/62 – AGM Insured
2,415	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien	1/25 at 100.00	A2	2,536,281
	Series 2015A, 5.000%, 1/01/35
2,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University,	10/26 at 100.00	AA	2,138,120
	Refunding Series 2016A, 5.000%, 10/01/46
48,510	Total Georgia			51,411,525
	Guam – 0.0%
	Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2013C:
170	6.375%, 10/01/43 (Pre-refunded 10/01/23) (AMT)	10/23 at 100.00	Baa2 (4)	179,399
160	6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	166,688
330	Total Guam			346,087
	Hawaii – 0.4%
4,830	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2018A,	9/28 at 100.00	Aa1	5,372,989
	5.000%, 9/01/40
3,000	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond	1/28 at 100.00	Aa2	3,341,400
	Resolution, Senior Series 2018A, 5.000%, 7/01/37
7,830	Total Hawaii			8,714,389
	Idaho – 0.1%
	University of Idaho, General Revenue Bonds, Refunding Series 2021A:
505	5.000%, 4/01/39 – AGM Insured	4/31 at 100.00	AA	577,498
545	5.000%, 4/01/41 – AGM Insured	4/31 at 100.00	AA	621,246
1,550	University of Idaho, General Revenue Bonds, Refunding Series 2022A, 4.000%, 4/01/45 –	4/32 at 100.00	N/R	1,572,428
	BAM Insured
2,600	Total Idaho			2,771,172
	Illinois – 11.0%
5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A–	5,442,700
	Series 2016, 6.000%, 4/01/46
5,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/25 at 100.00	BB	5,510,950
	Series 2016A, 7.000%, 12/01/44
2,945	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/26 at 100.00	BB	3,257,052
	Series 2016B, 6.500%, 12/01/46
4,710	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB	5,387,298
	Series 2017A, 7.000%, 12/01/46, 144A
17,775	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated	No Opt. Call	Baa2	16,324,915
	Tax Revenues, Series 1998B-1, 0.000%, 12/01/24 – FGIC Insured
7,495	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated	No Opt. Call	Baa2	5,084,608
	Tax Revenues, Series 1999A, 0.000%, 12/01/31 – NPFG Insured
1,930	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation	12/31 at 100.00	N/R	1,896,109
	Bonds, Limited Tax Capital Improvement Green Series 2021A, 4.000%, 12/01/51
2,425	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal	No Opt. Call	A	2,665,487
	Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2021,
	5.000%, 6/01/28

NUV	Nuveen Municipal Value Fund, Inc.
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 1,000	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018, 5.000%, 11/15/35	11/26 at 100.00	A+	$ 1,081,940
1,650	Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A,	11/30 at 100.00	A+	1,874,021
	5.000%, 11/15/31
5,000	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2012, 5.000%, 11/15/37	11/22 at 100.00	AA–	5,079,900
3,110	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%, 11/15/39	11/30 at 100.00	AA–	3,200,625
5,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated	5/25 at 100.00	AA–	5,274,350
	Group, Series 2015A, 5.000%, 11/15/38
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	A3	591,489
825	5.000%, 8/15/44	8/25 at 100.00	A3	863,775
5,125	Illinois State, General Obligation Bonds, November Series 2017C, 5.000%, 11/01/29	11/27 at 100.00	BBB	5,474,627
1,755	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/27	No Opt. Call	BBB	1,885,730
655	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	BBB	660,908
5,590	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	5,669,043
	5.000%, 1/01/38
4,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2016B,	7/26 at 100.00	AA–	4,284,680
	5.000%, 1/01/41
6,005	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A,	1/31 at 100.00	AA–	6,633,543
	5.000%, 1/01/45
4,200	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2021A,	1/32 at 100.00	N/R	4,179,840
	4.000%, 1/01/46
9,015	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/31 at 100.00	BBB+	8,219,697
	Bonds, Refunding Series 2022A, 4.000%, 6/15/52
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Series 1994B:
5,245	0.000%, 6/15/28 – NPFG Insured	No Opt. Call	BBB+	4,150,369
11,675	0.000%, 6/15/29 – FGIC Insured	No Opt. Call	BBB+	8,828,051
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Series 2002A:
2,315	5.700%, 6/15/24 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (4)	2,349,841
7,685	5.700%, 6/15/24	6/22 at 101.00	BBB+	7,800,659
4,950	0.000%, 12/15/32 – NPFG Insured	No Opt. Call	BBB+	3,159,486
21,375	0.000%, 6/15/34 – NPFG Insured	No Opt. Call	BBB+	12,660,412
21,000	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BBB+	11,523,330
21,970	0.000%, 6/15/36 – NPFG Insured	No Opt. Call	BBB+	11,746,920
10,375	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BBB+	5,402,989
10,000	0.000%, 12/15/37 – NPFG Insured	No Opt. Call	BBB+	4,944,800
25,825	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	BBB+	11,718,352
6,095	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA+	7,631,610
	Illinois, General Obligation Bonds, Series 2002A, 6.000%, 7/01/32 – NPFG Insured
8,000	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA+	9,762,480
	Illinois, General Obligation Bonds, Series 2003A, 6.000%, 7/01/33 – NPFG Insured
5,000	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	6/24 at 100.00	AA+ (4)	5,259,450
	Illinois, General Obligation Bonds, Series 2014A, 5.000%, 6/01/44 (Pre-refunded 6/01/24)
5,020	Southwestern Illinois Development Authority, Local Government Revenue Bonds,	No Opt. Call	AA	4,793,498
	Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/23 –
	AGM Insured
615	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A–	642,878
	6.000%, 10/01/42

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Will County Community Unit School District 201-U Crete-Monee, Illinois, General
	Obligation Bonds, Capital Appreciation Series 2004:
$ 780	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	$ 773,074
160	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	158,656
590	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	585,044
1,800	0.000%, 11/01/22 – NPFG Insured	No Opt. Call	N/R	1,780,704
271,245	Total Illinois			216,215,890
	Indiana – 1.8%
5,010	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project,	5/23 at 100.00	A (4)	5,154,939
	Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/23)
2,250	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation	6/25 at 100.00	AA	2,234,430
	Group, Refunding 2015A, 4.000%, 12/01/40
5,740	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	A– (4)	5,899,802
	Project, Series 2013A, 5.000%, 7/01/48 (Pre-refunded 7/01/23) (AMT)
2,000	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series	7/26 at 100.00	A+	2,125,480
	2016A, 5.000%, 1/01/42
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus	2/29 at 100.00	AAA	5,530,750
	Bonds, Courthouse & Jail Project, Series 2019A, 5.250%, 2/01/54
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
2,400	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA	2,223,600
14,595	0.000%, 2/01/27 – AMBAC Insured	No Opt. Call	AA	12,670,795
36,995	Total Indiana			35,839,796
	Kentucky – 1.8%
200	Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8 Mortgage Revenue	5/22 at 100.00	Baa2	200,490
	Refunding Bonds, Series 1997A, 6.100%, 1/01/24 – NPFG Insured
	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern
	Kentucky International Airport, Series 2016:
1,530	5.000%, 1/01/27	1/26 at 100.00	A1	1,646,984
1,600	5.000%, 1/01/28	1/26 at 100.00	A1	1,722,192
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington
	Center Corporation Project, Series 2018A:
1,280	5.000%, 9/01/37	9/28 at 100.00	A2	1,429,555
1,435	5.000%, 9/01/38	9/28 at 100.00	A2	1,596,983
4,000	5.000%, 9/01/43	9/28 at 100.00	A2	4,400,760
2,000	5.000%, 9/01/48	9/28 at 100.00	A2	2,176,220
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	12/27 at 100.00	AA	1,039,340
	Louisville Arena Authority, Inc., Series 2017A, 4.000%, 12/01/41 – AGM Insured
8,935	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky	7/25 at 100.00	BBB+	9,407,483
	Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45
6,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown	7/31 at 100.00	Baa2	6,582,120
	Crossing Project, Convertible Capital Appreciation First Tier Series 2013C, 0.000%, 7/01/39 (5)
5,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 115, Series	4/27 at 100.00	A1	5,455,450
	2017, 5.000%, 4/01/30
32,980	Total Kentucky			35,657,577
	Louisiana – 0.9%
1,335	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2019A,	2/29 at 100.00	AA–	1,330,408
	4.000%, 2/01/45
4,420	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series	7/23 at 100.00	A2	4,563,650
	2013A, 5.000%, 7/01/28
9,040	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal	1/27 at 100.00	A2	9,543,257
	Project, Series 2017A, 5.000%, 1/01/48

NUV	Nuveen Municipal Value Fund, Inc.
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 1,470	New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds, Parking	10/28 at 100.00	AA	$ 1,634,331
	Facilities Corporation Consolidated Garage System, Series 2018A, 5.000%, 10/01/43 –
	AGM Insured
16,265	Total Louisiana			17,071,646
	Maine – 1.0%
800	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	7/23 at 100.00	BBB (4)	826,000
	Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33 (Pre-refunded 7/01/23)
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth
	Issue, Series 2018A:
1,190	5.000%, 7/01/43	7/28 at 100.00	A+	1,307,084
5,940	5.000%, 7/01/48	7/28 at 100.00	A+	6,482,025
	Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2020:
8,195	4.000%, 7/01/45	7/30 at 100.00	AA–	8,358,982
1,805	5.000%, 7/01/50	7/30 at 100.00	AA–	1,997,594
17,930	Total Maine			18,971,685
	Maryland – 1.2%
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
630	5.000%, 9/01/31	9/27 at 100.00	CCC	626,000
1,945	5.000%, 9/01/32	9/27 at 100.00	CCC	1,928,662
3,455	5.000%, 9/01/34	9/27 at 100.00	CCC	3,412,987
2,000	5.000%, 9/01/35	9/27 at 100.00	CCC	1,970,840
4,500	5.000%, 9/01/42	9/27 at 100.00	CCC	4,278,105
3,500	5.000%, 9/01/46	9/27 at 100.00	CCC	3,351,880
1,050	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue	7/25 at 100.00	A–	1,111,110
	Bonds, Meritus Medical Center, Series 2015, 5.000%, 7/01/40
	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction &
	Revitalization Program, Series 2018A:
2,260	5.000%, 5/01/47 (Pre-refunded 5/01/28)	5/28 at 100.00	N/R (4)	2,550,297
4,375	5.000%, 5/01/47	5/28 at 100.00	AA	4,783,756
23,715	Total Maryland			24,013,637
	Massachusetts – 1.1%
1,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/29 at 100.00	A+	1,109,650
	Refunding Senior Lien Series 2019A, 5.000%, 1/01/37
2,100	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare	11/23 at 100.00	A (4)	2,197,587
	Obligated Group, Series 2013, 5.250%, 11/15/41 (Pre-refunded 11/15/23)
2,905	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	7/25 at 100.00	BBB	3,029,479
	Green Bonds, Series 2015D, 5.000%, 7/01/44
1,105	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	7/26 at 100.00	BBB	1,178,969
	Series 2016E, 5.000%, 7/01/36
2,765	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute	12/26 at 100.00	A1	2,905,158
	Issue, Series 2016N, 5.000%, 12/01/46
9,110	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior	5/23 at 100.00	AAA (4)	9,388,401
	Series 2013A, 5.000%, 5/15/43 (Pre-refunded 5/15/23)
980	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior	No Opt. Call	A+	797,279
	Series 1997A, 0.000%, 1/01/29 – NPFG Insured
210	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2000-6,	5/22 at 100.00	Aaa	210,456
	5.500%, 8/01/30
20,175	Total Massachusetts			20,816,979

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan – 2.8%
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds,
	Refunding Series 2013:
$ 1,600	6.000%, 10/01/33	10/23 at 100.00	N/R	$ 1,598,576
2,520	6.000%, 10/01/43	10/23 at 100.00	N/R	2,446,013
1,415	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	AA– (4)	1,424,141
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)
15	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A,	5/22 at 100.00	A+	15,019
	4.500%, 7/01/35 – NPFG Insured
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B,	No Opt. Call	A+	3,330,030
	5.500%, 7/01/29 – NPFG Insured
5	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien Series 2003B, 5.000%,	5/22 at 100.00	A+	5,014
	7/01/34 – NPFG Insured
5	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2003A, 5.000%,	5/22 at 100.00	A1	5,015
	7/01/34 – NPFG Insured
3,315	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of	11/28 at 100.00	Aa3	3,669,473
	Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43 UB
2,360	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of	11/30 at 100.00	AA	2,454,707
	Wayne, Second Lien Refunding Series 2020, 4.000%, 11/01/37
1,950	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/22 at 100.00	N/R (4)	1,961,797
	Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44
	(Pre-refunded 7/01/22)
5,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series	6/22 at 100.00	AA– (4)	5,014,950
	2015MI, 5.000%, 12/01/35 (Pre-refunded 6/01/22)
2,750	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco	12/30 at 100.00	BBB–	2,858,762
	Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
6,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit	11/26 at 100.00	AA+	5,839,920
	Group, Refunding & Project Series 2010F-6, 4.000%, 11/15/47
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding
	Series 2015-I:
435	5.000%, 4/15/30 (Pre-refunded 10/15/25)	10/25 at 100.00	N/R (4)	471,379
9,565	5.000%, 4/15/30	10/25 at 100.00	Aa2	10,285,531
9,600	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program, Series 2021A,	11/31 at 100.00	N/R	9,983,616
	4.000%, 11/15/40
1,800	Northern Michigan University, General Revenue Bonds, Series 2021, 4.000%, 6/01/46	6/31 at 100.00	N/R	1,799,568
1,100	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne	12/25 at 100.00	A1	1,160,170
	County Airport, Series 2015D, 5.000%, 12/01/45
52,435	Total Michigan			54,323,681
	Minnesota – 0.3%
3,200	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding	No Opt. Call	AA	3,820,928
	Series 2016B, 5.000%, 11/15/34
1,480	University of Minnesota, General Obligation Bonds, Series 2016A, 5.000%, 4/01/41	4/26 at 100.00	Aa1	1,601,641
4,680	Total Minnesota			5,422,569
	Missouri – 0.2%
3,465	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	3,573,073
	CoxHealth, Series 2013A, 5.000%, 11/15/48
	Montana – 0.6%
1,115	Billings, Montana, Sewer System Revenue Bonds, Series 2017, 5.000%, 7/01/33	7/27 at 100.00	AA+	1,229,288

NUV	Nuveen Municipal Value Fund, Inc.
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Montana (continued)
	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell
	Regional Medical Center, Series 2018B:
$ 1,340	5.000%, 7/01/30	7/28 at 100.00	BBB	$ 1,453,243
1,415	5.000%, 7/01/31	7/28 at 100.00	BBB	1,530,775
1,980	5.000%, 7/01/32	7/28 at 100.00	BBB	2,138,717
2,135	5.000%, 7/01/33	7/28 at 100.00	BBB	2,302,491
3,045	Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group,	8/28 at 100.00	AA–	3,353,154
	Series 2018A, 5.000%, 8/15/48
11,030	Total Montana			12,007,668
	Nebraska – 0.3%
	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding
	Crossover Series 2017A:
1,710	5.000%, 9/01/37	No Opt. Call	A	1,895,962
1,500	5.000%, 9/01/42	No Opt. Call	A	1,645,140
1,855	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A2	1,873,272
	5.000%, 9/01/42
1,400	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A	1,467,564
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45
6,465	Total Nebraska			6,881,938
	Nevada – 2.7%
490	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building	6/30 at 100.00	AA	507,753
	Series 2020A, 4.000%, 6/15/40 – AGM Insured
	Clark County, Nevada, General Obligation Bonds, Transportation Improvement, Limited Tax,
	Additionally Secured by Pledged Revenue Series 2018B:
2,000	5.000%, 12/01/33	12/28 at 100.00	AA+	2,243,680
5,000	5.000%, 12/01/35	12/28 at 100.00	AA+	5,581,500
5,000	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue	7/28 at 100.00	Aa3	5,468,550
	Bonds, Series 2018B, 5.000%, 7/01/43
8,500	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 2018C,	7/28 at 100.00	Aa3	9,434,150
	5.250%, 7/01/43
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding
	Series 2015:
5,220	5.000%, 6/01/33	12/24 at 100.00	Aa1	5,513,051
10,000	5.000%, 6/01/34	12/24 at 100.00	Aa1	10,556,300
9,000	5.000%, 6/01/39	12/24 at 100.00	Aa1	9,477,720
1,205	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water	6/26 at 100.00	Aa1	1,294,640
	Improvement Series 2016A, 5.000%, 6/01/41 UB
2,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno	12/28 at 100.00	A3	2,104,220
	Transportation Rail Access Corridor Project, Series 2018A, 5.000%, 6/01/48
250	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno	12/28 at 100.00	AA	272,047
	Transportation Rail Access Corridor Project, Series 2018B, 5.000%, 6/01/33 – AGM Insured
48,665	Total Nevada			52,453,611
	New Jersey – 4.9%
2,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A,	1/29 at 100.00	A+	2,805,050
	5.000%, 1/01/36
930	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	957,630
	Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (AMT)
6,000	New Jersey Economic Development Authority, School Facilities Construction Bonds,	12/26 at 100.00	Baa1 (4)	6,776,460
	Refunding Series 2016BBB, 5.500%, 6/15/31 (Pre-refunded 12/15/26)
5,990	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	No Opt. Call	AA	6,498,192
	2005N-1, 5.500%, 9/01/25 – AGM Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 4,000	New Jersey Economic Development Authority, School Facilities Construction Financing	3/23 at 100.00	Baa1	$ 4,074,720
	Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/26
3,300	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	5/22 at 100.00	BB+	3,306,501
	Peters University Hospital, Series 2007, 5.750%, 7/01/37
9,420	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	Baa1	6,379,789
	Appreciation Series 2010A, 0.000%, 12/15/31
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding
	Series 2006C:
30,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	Baa1	21,585,300
27,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	17,928,540
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	6/23 at 100.00	Baa1	4,603,590
	2013AA, 5.000%, 6/15/29
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds,
	Series 2015AA:
2,750	5.250%, 6/15/32	6/25 at 100.00	Baa1	2,915,715
2,150	5.250%, 6/15/34	6/25 at 100.00	Baa1	2,275,152
4,600	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/30 at 100.00	Baa1	4,285,820
	2020AA, 4.000%, 6/15/50
2,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 5.000%, 1/01/40	1/28 at 100.00	A+	2,175,980
3,760	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A, 4.000%, 1/01/42	1/31 at 100.00	A+	3,792,223
1,135	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%,	5/23 at 100.00	Aa3 (4)	1,168,403
	5/01/43 (Pre-refunded 5/01/23)
1,455	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds,	11/30 at 100.00	AA	1,619,371
	Series 2020A, 5.000%, 11/01/41 – BAM Insured
2,720	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BB+	2,840,007
	Bonds, Series 2018B, 5.000%, 6/01/46
114,210	Total New Jersey			95,988,443
	New York – 7.3%
3,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University	7/27 at 100.00	Aa3	4,052,025
	Dormitory Facilities, Series 2017A, 5.000%, 7/01/42
5,330	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals	7/30 at 100.00	A	5,118,452
	Obligated Group, Series 2020A, 4.000%, 7/01/53
	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing
	Program, Series 2021A:
1,200	5.000%, 10/01/32 – AGM Insured	10/29 at 100.00	AA	1,346,736
1,125	5.000%, 10/01/33 – AGM Insured	10/29 at 100.00	AA	1,256,479
2,055	Long Island Power Authority, New York, Electric System General Revenue Bonds, Notes	9/23 at 100.00	A	1,896,888
	Series 2021, 1.000%, 9/01/25
1,950	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series	9/28 at 100.00	A	2,161,302
	2018, 5.000%, 9/01/39
1,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series	9/30 at 100.00	A	1,683,630
	2020A, 5.000%, 9/01/38
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series	9/31 at 100.00	A	3,018,420
	2021, 4.000%, 9/01/39
8,325	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	5/30 at 100.00	A3	8,665,409
	Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/30 at 100.00	A3	2,413,650
	Green Climate Certified Series 2020E, 4.000%, 11/15/45
	MTA Hudson Rail Yards Trust Obligations, New York, MTA Financing Agreement Payable by
	the Metropolitan Transportation Authority, Series 2016A:
3,135	5.000%, 11/15/51	5/22 at 100.00	A3	3,140,580
7,380	5.000%, 11/15/56	11/23 at 100.00	A3	7,567,673

NUV	Nuveen Municipal Value Fund, Inc.
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes
	Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
$ 1,750	5.000%, 1/01/30 – AGM Insured	No Opt. Call	AA	$ 1,935,273
1,250	5.000%, 1/01/31 – AGM Insured	No Opt. Call	AA	1,390,050
10,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds,	7/28 at 100.00	AA	10,716,400
	Fiscal 2018, Series 2017S-3, 5.000%, 7/15/43
7,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds,	7/28 at 100.00	AA	7,616,560
	Fiscal 2019 Subseries S-3A, 5.000%, 7/15/37
3,520	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 5.000%, 8/01/43	8/30 at 100.00	AA	3,869,818
5,000	New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1,	3/31 at 100.00	AA	5,471,350
	5.000%, 3/01/50
11,755	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	11,879,956
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A
3,180	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Secured by	2/30 at 100.00	N/R	3,197,713
	Port Authority Consolidated Bonds, Refunding Series 1WTC-2021, 4.000%, 2/15/43
5,000	New York State Power Authority, General Revenue Bonds, Series 2020A, 4.000%, 11/15/50	5/30 at 100.00	AA	4,944,700
8,270	New York Transportation Development Corporation, New York, Special Facilities Bonds,	7/24 at 100.00	BBB	8,527,114
	LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)
5,000	New York Transportation Development Corporation, New York, Special Facility Revenue	12/32 at 100.00	N/R	5,224,700
	Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2022, 5.000%,
	12/01/42 (AMT)
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta
	Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
3,250	5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa3	3,402,198
5,250	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	5,486,722
4,500	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	6/31 at 100.00	BBB+	4,366,710
	Asset-Backed Bonds, Senior Series 2021A-2, 4.000%, 6/01/50
7,550	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA	11/27 at 100.00	AA–	8,210,172
	Bridges & Tunnels, Series 2017C-2, 5.000%, 11/15/42
4,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA	11/30 at 100.00	AA–	4,053,240
	Bridges & Tunnels, Series 2018D, 4.000%, 11/15/38
3,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,	5/25 at 100.00	AA–	3,168,180
	Refunding Series 2015A, 5.000%, 11/15/50
7,000	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior	5/31 at 100.00	N/R	6,897,170
	Lien Series 2021B-1, 4.000%, 5/15/56
650	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B,	No Opt. Call	B–	648,414
	5.000%, 6/01/24
138,175	Total New York			143,327,684
	North Carolina – 1.1%
1,520	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University	10/26 at 100.00	AA+	1,650,978
	Project, Refunding Series 2016B, 5.000%, 10/01/44
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot
	Lanes Project, Series 2015:
2,155	5.000%, 12/31/37 (AMT)	6/25 at 100.00	BBB–	2,206,591
4,175	5.000%, 6/30/54 (AMT)	6/25 at 100.00	BBB–	4,229,400
2,995	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A,	7/26 at 100.00	BBB	3,124,594
	5.000%, 7/01/51
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Capital
	Appreciation Series 2019:
2,000	0.000%, 1/01/41	1/30 at 71.45	AA+	942,260
1,500	0.000%, 1/01/42	1/30 at 68.97	AA+	671,220
14,500	0.000%, 1/01/49	1/30 at 54.10	AA+	4,667,115

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding
	Senior Lien Series 2017:
$ 1,625	5.000%, 1/01/30	1/27 at 100.00	BBB	$ 1,746,501
1,850	5.000%, 1/01/32	1/27 at 100.00	BBB	1,979,408
32,320	Total North Carolina			21,218,067
	North Dakota – 0.1%
1,840	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System	12/27 at 100.00	Baa2	1,962,176
	Obligated Group, Series 2017A, 5.000%, 12/01/42
	Ohio – 4.5%
4,710	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	BBB+	4,412,328
	Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48
35,315	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	34,398,223
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
16,415	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/22 at 100.00	N/R (4)	16,479,839
	Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)
1,195	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	11/27 at 100.00	Aa2	1,332,114
	Refunding & Improvement Series 2017A, 5.000%, 11/01/32
3,485	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017OH,	6/27 at 100.00	AA–	3,425,232
	4.000%, 12/01/46
5,000	Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018,	6/28 at 100.00	AAA	5,591,300
	5.000%, 6/01/43
14,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	13,098,285
	FirstEnergy Generation Corporation Project, Refunding Series 2009D, 3.375%, 8/01/29
	(Mandatory Put 9/15/21)
4,110	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC – Borrower, Portsmouth	6/25 at 100.00	AA	4,306,910
	Bypass Project, Series 2015, 5.000%, 12/31/39 – AGM Insured (AMT)
4,975	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure Commission	2/23 at 100.00	Aa3 (4)	5,085,445
	Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.000%, 2/15/48
	(Pre-refunded 2/15/23)
89,705	Total Ohio			88,129,676
	Oklahoma – 1.6%
4,000	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Refunding	7/26 at 100.00	AAA	4,341,560
	Series 2016, 5.000%, 7/01/36
	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist
	Medical Center, Refunding Series 2015A:
1,590	5.000%, 8/15/27	8/25 at 100.00	A	1,692,189
1,250	5.000%, 8/15/29	8/25 at 100.00	A	1,328,725
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine
	Project, Series 2018B:
1,935	5.250%, 8/15/43	8/28 at 100.00	Baa3	2,003,286
5,000	5.250%, 8/15/48	8/28 at 100.00	Baa3	5,159,300
10,000	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series	1/26 at 100.00	AA–	10,714,300
	2017A, 5.000%, 1/01/42
7,000	Oklahoma Water Resources Board, Revolving Fund Revenue Bonds, Master Trust, Series 2021,	4/31 at 100.00	N/R	7,146,930
	4.000%, 4/01/47
30,775	Total Oklahoma			32,386,290
	Oregon – 0.8%
2,500	Oregon Health and Science University, Revenue Bonds, Green Series 2021A, 4.000%, 7/01/44	1/32 at 100.00	N/R	2,473,400
6,585	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding	5/27 at 100.00	AAA	7,309,877
	Senior Lien Series 2017B, 5.000%, 11/15/28

NUV	Nuveen Municipal Value Fund, Inc.
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oregon (continued)
$ 5,330	University of Oregon, General Revenue Bonds, Series 2018A, 5.000%, 4/01/48	4/28 at 100.00	Aa2	$ 5,861,561
14,415	Total Oregon			15,644,838
	Pennsylvania – 1.3%
3,155	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds,	2/27 at 100.00	AA–	3,402,762
	Geisinger Health System, Series 2017A-2, 5.000%, 2/15/39
3,000	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds,	5/32 at 100.00	N/R	2,930,070
	Thomas Jefferson University, Series 2022B, 4.000%, 5/01/47
2,000	Pennsylvania State University, Revenue Bonds, Refunding Series 2016A, 5.000%, 9/01/41	9/26 at 100.00	Aa1	2,173,040
7,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue	12/22 at 100.00	AA– (4)	7,645,500
	Bonds, Subordinate Series 2013A, 5.000%, 12/01/43 (Pre-refunded 12/01/22)
1,250	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue	12/26 at 100.00	AA–	1,333,350
	Bonds, Subordinate Series 2014A, 4.750%, 12/01/37
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2020B, 5.000%, 12/01/50	12/30 at 100.00	A+	3,292,230
3,645	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A,	12/30 at 100.00	A	3,434,064
	4.000%, 12/01/50
570	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue	9/29 at 100.00	AA	593,364
	Bonds, Refunding Subordinate Series 2019B, 4.000%, 9/01/34 – AGM Insured
1,350	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/28 at 100.00	Baa3	1,432,769
	Series 2017, 5.000%, 1/01/38 (AMT)
25,470	Total Pennsylvania			26,237,149
	Puerto Rico – 1.7%
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
	Restructured 2018A-1:
6,031	0.000%, 7/01/33	7/28 at 86.06	N/R	4,170,437
15,388	4.500%, 7/01/34	7/25 at 100.00	N/R	15,780,856
9,039	4.550%, 7/01/40	7/28 at 100.00	N/R	9,110,950
5,320	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured	7/28 at 100.00	N/R	5,362,347
	Cofina Project Series 2019A-2A, 4.550%, 7/01/40
35,778	Total Puerto Rico			34,424,590
	South Carolina – 2.4%
	Patriots Energy Group, South Carolina, Gas System Revenue Bonds, Improvement and
	Refunding Series 2021A:
2,250	4.000%, 6/01/46	6/31 at 100.00	A2	2,215,260
3,000	4.000%, 6/01/51	6/31 at 100.00	A2	2,917,950
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
12,760	0.000%, 1/01/28 – AGC Insured	No Opt. Call	AA	10,714,572
9,535	0.000%, 1/01/29 – AGC Insured	No Opt. Call	AA	7,706,473
5,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Improvement	12/31 at 100.00	N/R	5,353,040
	Series 2021B, 4.000%, 12/01/47
5,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	N/R	5,722,970
	Improvement Series 2015A, 5.000%, 12/01/50
8,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding	12/26 at 100.00	A	8,444,320
	Series 2016B, 5.000%, 12/01/56
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series	6/24 at 100.00	N/R	3,610,544
	2014A, 5.500%, 12/01/54
50,000	Total South Carolina			46,685,129

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tennessee – 1.1%
	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue
	Bonds, Refunding & Improvement Series 2022A:
$ 310	4.000%, 4/01/32	4/31 at 100.00	N/R	$ 331,523
875	4.000%, 4/01/33	4/31 at 100.00	N/R	930,055
1,305	4.000%, 4/01/34	4/31 at 100.00	N/R	1,374,452
760	4.000%, 4/01/37	4/31 at 100.00	N/R	788,211
1,305	4.000%, 4/01/40	4/31 at 100.00	N/R	1,338,121
	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue
	Bonds, Refunding Series 2021:
1,000	5.000%, 10/01/31	No Opt. Call	AA	1,172,960
250	5.000%, 10/01/32	No Opt. Call	AA	296,450
1,450	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Refunding Series 2020B,	10/30 at 100.00	AA+	1,638,486
	5.000%, 10/01/45
2,260	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage	7/27 at 100.00	AA	2,465,276
	Revenue Bonds, Green Series 2017A, 5.000%, 7/01/42
1,375	New Memphis Arena Public Building Authority, Memphis and Shelby County, Tennessee, Local	4/31 at 81.47	AA	661,966
	Government Public Improvement Bonds, Capital Appreciation Series 2021, 0.000%, 4/01/40
3,000	Tennessee State School Bond Authority, Higher Educational Facilities Second Program	11/27 at 100.00	AA+	3,265,050
	Bonds, Series 2017A, 5.000%, 11/01/42
7,245	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%,	2/23 at 100.43	A2	7,304,264
	5/01/48 (Mandatory Put 5/01/23)
21,135	Total Tennessee			21,566,814
	Texas – 15.4%
240	Baytown Municipal Development District, Texas, Hotel Revenue Bonds, Baytown Convention	10/31 at 100.00	BBB–	211,543
	Center Hotel, First-Lien Series 2021A, 4.000%, 10/01/50
14,355	Bexar County Hospital District, Texas, Certificates of Obligation, Series 2018, 4.000%,	2/27 at 100.00	Aa1	14,754,356
	2/15/43 (UB), (6)
2,420	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series	1/23 at 100.00	A– (4)	2,471,425
	2013A, 5.000%, 1/01/43 (Pre-refunded 1/01/23)
2,680	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien	1/30 at 100.00	BBB+	2,551,923
	Series 2020G, 4.000%, 1/01/45
745	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2020A,	1/30 at 100.00	A–	803,222
	5.000%, 1/01/40
4,650	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding & Improvement	12/30 at 100.00	AA+	5,184,471
	Senior Lien Series 2021B, 5.000%, 12/01/47
240	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series	9/24 at 100.00	BBB–	251,364
	2014A, 5.250%, 9/01/44
5,000	El Paso County Hospital District, Texas, General Obligation Bonds, Certificates of	8/23 at 100.00	A–	5,133,650
	Obligation Series 2013, 5.000%, 8/15/39
	Fort Bend County Municipal Utility District 50, Texas, General Obligation Bonds,
	Series 2018A:
2,600	4.000%, 9/01/46 – AGM Insured	9/23 at 100.00	AA	2,618,642
5,500	4.000%, 9/01/48 – AGM Insured	9/23 at 100.00	AA	5,387,580
3,335	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding	4/30 at 100.00	A+	3,287,143
	First Tier Series 2020C, 4.000%, 10/01/49
27,340	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate	10/23 at 100.00	AA (4)	28,367,984
	Lien Series 2013B, 5.000%, 4/01/53 (Pre-refunded 10/01/23)
2,845	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	6/25 at 100.00	AA	2,775,753
	Houston Methodist Hospital System, Series 2015, 4.000%, 12/01/45
4,000	Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series 2021A,	8/30 at 100.00	Aa2	3,998,080
	4.000%, 8/15/45
7,295	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation	11/31 at 39.79	AA	1,869,854
	Refunding Senior Lien Series 2014A, 0.000%, 11/15/50 – AGM Insured

NUV	Nuveen Municipal Value Fund, Inc.
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
$ 845	0.000%, 11/15/27 (ETM)	No Opt. Call	Baa2 (4)	$ 718,723
11,055	0.000%, 11/15/27	No Opt. Call	Baa2	8,845,769
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien
	Series 2014C:
425	5.000%, 11/15/23	No Opt. Call	Baa1	437,801
1,565	5.000%, 11/15/31	11/24 at 100.00	Baa1	1,635,284
14,905	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 59.10	Baa2	7,897,861
	0.000%, 11/15/33 – NPFG Insured
1,000	Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee	12/31 at 100.00	N/R	950,360
	Revenue Bonds, Senior Lien Series 2022A, 4.000%, 12/01/41
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018B:
1,590	5.000%, 7/01/43	7/28 at 100.00	A1	1,713,257
2,290	5.000%, 7/01/48	7/28 at 100.00	A1	2,451,537
1,500	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series	11/31 at 100.00	AA	1,529,640
	2021A, 4.000%, 11/15/46
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and
	Entertainment Project, Series 2001B:
24,755	0.000%, 9/01/29 – AMBAC Insured	No Opt. Call	A	19,089,571
12,940	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A	9,564,730
10,000	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A	7,067,700
19,500	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A	13,198,965
5,120	Leander Independent School District, Williamson and Travis Counties, Texas, General	8/25 at 100.00	AAA	5,463,962
	Obligation Bonds, Refunding Series 2015A, 5.000%, 8/15/39
4,510	Leander Independent School District, Williamson and Travis Counties, Texas, General	8/26 at 100.00	AAA	4,836,614
	Obligation Bonds, Refunding Series 2016A, 5.000%, 8/15/49
2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/22 at 100.00	Baa1	2,023,280
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/28 (AMT)
3,570	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA	5/30 at 100.00	A+	3,870,380
	Transmission Services Corporation Project, Refunding Series 2020A, 5.000%, 5/15/50
	Lubbock, Texas, Electric Light and Power System Revenue Bonds, Series 2018:
2,170	5.000%, 4/15/40	4/28 at 100.00	A+	2,377,192
3,930	5.000%, 4/15/43	4/28 at 100.00	A+	4,282,521
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital
	Appreciation Series 2008I:
30,000	6.200%, 1/01/42 – AGC Insured (Pre-refunded 1/01/25)	1/25 at 100.00	AA (4)	32,924,700
5,220	6.500%, 1/01/43 (Pre-refunded 1/01/25)	1/25 at 100.00	A+ (4)	5,761,940
15,450	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D,	No Opt. Call	AA	9,204,955
	0.000%, 1/01/36 – AGC Insured
9,020	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	A+	9,164,320
	5.000%, 1/01/40
8,000	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2017B,	1/27 at 100.00	A	8,562,240
	5.000%, 1/01/43
9,100	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series	1/25 at 100.00	A	9,553,453
	2015A, 5.000%, 1/01/32
1,750	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	8/26 at 100.00	AA	1,892,765
	Texas Health Resources System, Series 2016A, 5.000%, 2/15/41
4,785	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds,	No Opt. Call	A2	5,125,788
	Senior Lien Series 2008D, 6.250%, 12/15/26

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien
	Series 2019A:
$ 1,400	5.000%, 12/31/35	12/29 at 100.00	Baa2	$ 1,523,592
3,000	5.000%, 12/31/36	12/29 at 100.00	Baa2	3,259,050
7,180	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding	8/22 at 100.00	A (4)	7,253,810
	First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)
3,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding	8/24 at 100.00	A	3,138,270
	First Tier Series 2015B, 5.000%, 8/15/37
1,750	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding	8/24 at 100.00	A–	1,808,502
	Second Tier Series 2015C, 5.000%, 8/15/33
5,500	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A	4,979,480
	2002A, 0.000%, 8/15/25 – AMBAC Insured
	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master
	Trust Series 2017A:
12,500	4.000%, 10/15/42 UB (6)	10/27 at 100.00	AAA	12,918,500
6,500	5.000%, 10/15/42	10/27 at 100.00	AAA	7,141,095
	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds,
	Infrastructure Improvement Facilities, Refunding Series 2021:
600	3.000%, 9/01/38	9/31 at 100.00	Baa2	497,604
725	3.000%, 9/01/39	9/31 at 100.00	Baa2	588,548
332,395	Total Texas			302,920,749
	Utah – 0.8%
5,345	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017B,	7/27 at 100.00	A	5,738,071
	5.000%, 7/01/42
3,500	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018B,	7/28 at 100.00	A	3,755,325
	5.000%, 7/01/43
	Salt Lake County, Utah, Sales Tax Revenue Bonds, TRCC Series 2017:
695	5.000%, 2/01/36	2/27 at 100.00	AAA	762,394
1,150	5.000%, 2/01/37	2/27 at 100.00	AAA	1,260,975
	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project,
	Refunding Series 2017A:
1,250	5.000%, 9/01/29	3/28 at 100.00	AA–	1,383,538
1,000	5.000%, 9/01/30	3/28 at 100.00	AA–	1,103,780
1,250	5.000%, 9/01/31	3/28 at 100.00	AA–	1,369,725
660	5.000%, 9/01/32	3/28 at 100.00	AA–	720,298
540	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2017A,	3/27 at 100.00	AA	590,047
	5.000%, 3/01/37
15,390	Total Utah			16,684,153
	Virginia – 1.0%
1,805	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds,	7/26 at 100.00	BBB	1,886,027
	First Tier Series 2016, 5.000%, 7/01/46
4,355	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed	5/22 at 100.00	B–	4,360,574
	Bonds, Series 2007B1, 5.000%, 6/01/47
4,100	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform	6/27 at 100.00	BBB	4,230,667
	66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/49 (AMT)
	Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing,
	OPCO LLC Project, Senior Lien Series 2012:
4,180	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	4,204,244
1,355	6.000%, 1/01/37 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	BBB (4)	1,364,458
3,770	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	3,793,374
19,565	Total Virginia			19,839,344

NUV	Nuveen Municipal Value Fund, Inc.
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington – 3.1%
	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2016:
$ 1,930	5.000%, 2/01/29	2/26 at 100.00	AA–	$ 2,089,109
1,000	5.000%, 2/01/30	2/26 at 100.00	AA–	1,082,440
	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue
	Bonds, Series 2017:
1,175	5.000%, 12/01/38	6/27 at 100.00	A1	1,228,874
5,000	5.000%, 12/01/41	6/27 at 100.00	A1	5,212,900
1,390	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series	8/29 at 100.00	BBB+	1,328,089
	2019A-1, 4.000%, 8/01/44
12,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health &	10/22 at 100.00	AA–	12,140,280
	Services, Refunding Series 2012A, 5.000%, 10/01/33
1,310	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/27 at 100.00	BBB–	1,401,988
	Center, Series 2017, 5.000%, 8/15/30
	Washington State Convention Center Public Facilities District, Lodging Tax Revenue
	Bonds, Refunding Subordinate Series 2021B. Exchange Purchase:
2,905	4.000%, 7/01/36	7/31 at 100.00	Baa3	2,775,873
7,740	4.000%, 7/01/43	7/31 at 100.00	Baa3	7,080,861
7,830	3.000%, 7/01/58	7/31 at 100.00	Baa3	5,127,241
3,240	4.000%, 7/01/58	7/31 at 100.00	Baa3	2,782,091
	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C:
9,100	0.000%, 6/01/29 – NPFG Insured	No Opt. Call	Aaa	7,327,684
16,195	0.000%, 6/01/30 – NPFG Insured	No Opt. Call	Aaa	12,561,814
70,815	Total Washington			62,139,244
	West Virginia – 0.7%
1,830	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington	1/29 at 100.00	BBB+	1,983,043
	Hospital, Inc. Project, Refunding & Improvement Series 2018A, 5.000%, 1/01/36
3,750	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area	9/29 at 100.00	Baa1	4,125,863
	Medical Center, Refunding & Improvement Series 2019A, 5.000%, 9/01/39
3,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United	6/23 at 100.00	A (4)	3,097,560
	Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
	(Pre-refunded 6/01/23)
3,570	West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior Lien Series 2018,	6/28 at 100.00	AA–	3,946,028
	5.000%, 6/01/43
12,150	Total West Virginia			13,152,494
	Wisconsin – 0.7%
4,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance,	6/22 at 100.00	A3	4,421,246
	Inc., Series 2012, 5.000%, 6/01/39
6,600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health	8/22 at 100.00	N/R (4)	6,667,848
	Care, Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,
	Ascension Health Alliance Senior Credit Group, Series 2016A:
935	4.000%, 11/15/46 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	980,011
2,870	4.000%, 11/15/46	5/26 at 100.00	AA+	2,803,502
14,815	Total Wisconsin			14,872,607
$ 2,153,758	Total Long-Term Investments (cost $1,939,155,356)			1,967,679,074
	Floating Rate Obligations – (1.1)%			(21,480,000)
	Other Assets Less Liabilities – 1.3%			24,960,569
	Net Assets Applicable to Common Shares – 100%			$ 1,971,159,643

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments mayonly be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

See accompanying notes to financial statements.

NUW	Nuveen AMT-Free Municipal Value Fund
Portfolio of Investments
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.6%
	MUNICIPAL BONDS – 99.2%
	Alaska – 0.3%
$ 800	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed	No Opt. Call	A	$ 879,384
	Bonds, Senior Series 2021A Class 1, 5.000%, 6/01/31
	Arizona – 1.8%
345	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Subordinate	7/30 at 100.00	AAA	356,575
	Lien Series 2020A, 4.000%, 7/01/45
1,035	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien	7/31 at 100.00	AAA	1,171,082
	Series 2021A, 5.000%, 7/01/45
3,045	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy	No Opt. Call	A3	3,335,675
	Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
4,425	Total Arizona			4,863,332
	California – 11.8%
1,790	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second	10/26 at 100.00	BBB+	1,886,768
	Subordinate Lien Series 2016B, 5.000%, 10/01/37 (UB)
1,730	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	AA	1,309,454
	Project, Series 1997C, 0.000%, 9/01/30 – AGM Insured
45	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/30 at 100.00	BBB+	43,693
	Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49
340	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San	1/29 at 100.00	BBB	359,893
	Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%,
	11/21/45, 144A
2,040	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/29 at 100.00	Aa3	2,287,656
	Airport, Private Activity/Non AMT Refunding Subordinate Series 2019C, 5.000%, 5/15/30
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,	No Opt. Call	A	559,422
	Series 2009A, 6.500%, 11/01/39
10,200	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 7.000%,	8/29 at 100.00	AA	12,811,302
	8/01/38 – AGC Insured
1,030	Poway Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa2	633,769
	School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/35
2,470	San Francisco Airports Commission, California, Revenue Bonds, San Francisco	5/27 at 100.00	A1	2,637,170
	International Airport, Governmental Purpose Second Series 2017B, 5.000%, 5/01/47
12,955	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997	No Opt. Call	AA	7,518,693
	Election Series 2012G, 0.000%, 8/01/35 – AGM Insured
5,185	San Ysidro School District, San Diego County, California, General Obligation Bonds,	8/25 at 36.88	AA	1,697,621
	Refunding Series 2015, 0.000%, 8/01/44
115	Vernon, California, Electric System Revenue Bonds, Series 2021A, 5.000%, 4/01/28	No Opt. Call	N/R	125,157
700	Victor Elementary School District, San Bernardino County, California, General Obligation	No Opt. Call	Aa3	657,440
	Bonds, Series 2002A, 0.000%, 8/01/24 – FGIC Insured
39,050	Total California			32,528,038
	Colorado – 5.3%
3,025	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health,	8/29 at 100.00	BBB+	3,262,160
	Series 2019A-2, 5.000%, 8/01/44
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center
	Hotel, Refunding Senior Lien Series 2016:
1,000	5.000%, 12/01/30	12/26 at 100.00	Baa2	1,050,600
1,500	5.000%, 12/01/36	12/26 at 100.00	Baa2	1,563,195

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 3,540	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2019A,	12/29 at 100.00	BBB	$ 3,507,149
	4.000%, 12/01/37
5,885	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%,	No Opt. Call	A	3,812,067
	9/01/34 – NPFG Insured
1,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado	No Opt. Call	AA–	1,272,760
	Springs Utilities, Series 2008, 6.500%, 11/15/38
15,950	Total Colorado			14,467,931
	Delaware – 0.2%
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
150	4.125%, 1/01/39	1/24 at 100.00	A1	151,945
200	5.000%, 1/01/44	1/24 at 100.00	A1	206,480
130	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2019,	1/29 at 100.00	A1	132,409
	4.000%, 1/01/44
480	Total Delaware			490,834
	District of Columbia – 1.1%
205	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed	No Opt. Call	A–	214,254
	Bonds, Series 2001, 6.500%, 5/15/33
1,735	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/29 at 100.00	A–	1,870,555
	Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B,
	5.000%, 10/01/47
725	Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds, Green Series	7/31 at 100.00	AA	817,532
	2021A, 5.000%, 7/15/41
2,665	Total District of Columbia			2,902,341
	Florida – 3.1%
1,055	Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series 2019A,	10/28 at 100.00	Aa3	1,079,972
	4.000%, 10/01/44
500	Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	Aa3	553,280
1,605	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015,	11/24 at 100.00	A2	1,660,260
	5.000%, 11/15/45
535	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City	2/24 at 100.00	AA	553,768
	Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured
3,350	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series	10/25 at 100.00	AA–	3,576,092
	2017B, 5.000%, 10/01/32
510	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole	5/28 at 100.00	A–	556,165
	Electric Cooperative, Inc. Project, Refunding Series 2018B, 5.000%, 3/15/42
525	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note,	5/22 at 100.00	N/R	5
	Series 2007-3, 6.450%, 5/01/23 (4)
805	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	5/22 at 100.00	N/R	629,848
	Series 2015-2, 6.610%, 5/01/40 (5)
880	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	5/22 at 100.00	N/R	9
	Series 2015-3, 6.610%, 5/01/40 (4)
9,765	Total Florida			8,609,399
	Georgia – 3.0%
2,470	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia	No Opt. Call	A–	2,454,415
	Power Company, Fourth Series 1994, 2.250%, 10/01/32 (Mandatory Put 5/25/23)
2,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation	2/27 at 100.00	AA	2,201,060
	Certificates, Northeast Georgia Health Services Inc., Series 2017B, 5.500%, 2/15/42
1,470	Municipal Electric Authority of Georgia, General Resolution Projects Subordinated Bonds,	1/28 at 100.00	A1	1,590,672
	Series 20188HH, 5.000%, 1/01/44

NUW	Nuveen AMT-Free Municipal Value Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$ 2,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien	1/25 at 100.00	A2	$ 2,100,440
	Series 2015A, 5.000%, 1/01/35
7,940	Total Georgia			8,346,587
	Illinois – 8.0%
2,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A–	2,177,080
	Series 2016, 6.000%, 4/01/46
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
470	0.000%, 1/01/33 – FGIC Insured	No Opt. Call	BBB+	306,026
3,000	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	BBB+	1,607,610
2,000	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 5.000%, 11/15/38	11/27 at 100.00	AA–	2,207,880
1,800	Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series	12/29 at 100.00	AA+	2,001,654
	2019A, 5.000%, 12/01/43
3,500	Illinois Finance Authority, State of Illinois Clean Water Initiative Revolving Fund	1/27 at 100.00	AAA	3,821,755
	Revenue Bonds, Series 2017, 5.000%, 7/01/37
1,500	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB	1,619,355
525	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/27	No Opt. Call	BBB	564,107
495	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/31 at 100.00	BBB+	451,331
	Bonds, Refunding Series 2022A, 4.000%, 6/15/52
11,420	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	BBB+	5,646,962
	Expansion Project, Series 2002A, 0.000%, 12/15/37 – NPFG Insured
615	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A–	642,878
	6.000%, 10/01/42
	Will County Community Unit School District 201-U Crete-Monee, Illinois, General
	Obligation Bonds, Capital Appreciation Series 2004:
50	0.000%, 11/01/23 – NPFG Insured (ETM)	No Opt. Call	N/R (6)	48,276
300	0.000%, 11/01/23 – NPFG Insured (ETM)	No Opt. Call	Baa2 (6)	289,227
340	0.000%, 11/01/23 – NPFG Insured (ETM)	No Opt. Call	N/R (6)	328,277
355	0.000%, 11/01/23 – NPFG Insured	No Opt. Call	N/R	340,090
28,370	Total Illinois			22,052,508
	Indiana – 0.5%
1,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 –	No Opt. Call	AA	1,389,750
	AMBAC Insured
	Kentucky – 3.6%
1,150	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern	1/26 at 100.00	A1	1,237,745
	Kentucky International Airport, Series 2016, 5.000%, 1/01/29
1,000	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington	9/28 at 100.00	A2	1,100,190
	Center Corporation Project, Series 2018A, 5.000%, 9/01/43
2,500	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	12/22 at 100.00	AA	2,539,925
	Louisville Arena Authority, Inc., Series 2017A, 5.000%, 12/01/47 – AGM Insured
1,000	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health,	8/29 at 100.00	BBB+	1,093,710
	Series 2019A-1, 5.000%, 8/01/32
3,750	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky	7/25 at 100.00	BBB+	3,948,300
	Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45
9,400	Total Kentucky			9,919,870
	Maine – 0.6%
1,545	Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2020, 5.000%, 7/01/36	7/30 at 100.00	AA–	1,756,928
	Maryland – 3.2%
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,150	5.000%, 9/01/33	9/27 at 100.00	CCC	1,137,890
2,250	5.000%, 9/01/34	9/27 at 100.00	CCC	2,222,640

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 5,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar	5/27 at 100.00	A	$ 5,508,300
	Health Issue, Series 2017A, 5.000%, 5/15/42
8,400	Total Maryland			8,868,830
	Michigan – 1.0%
1,000	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of	11/28 at 100.00	Aa3	1,106,930
	Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43 UB
1,500	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco	12/30 at 100.00	BBB–	1,559,325
	Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
2,500	Total Michigan			2,666,255
	Minnesota – 1.1%
1,145	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A,	12/26 at 100.00	AA	1,231,940
	5.000%, 12/01/47
700	Southern Minnesota Municipal Power Agency, Badger Coulee Project Revenue Bonds, Series	1/30 at 100.00	AA–	790,314
	2019A, 5.000%, 1/01/32
1,000	University of Minnesota, General Obligation Bonds, Series 2017A, 5.000%, 9/01/36	9/27 at 100.00	Aa1	1,108,230
2,845	Total Minnesota			3,130,484
	Montana – 0.9%
	Montana Facility Finance Authority, Montana, Health Facilities Revenue Bonds, Bozeman
	Deaconess Health Services Obligated Group, Series 2021A:
500	5.000%, 6/01/31	No Opt. Call	A	568,790
640	4.000%, 6/01/38	6/31 at 100.00	A	637,306
1,245	4.000%, 6/01/40	6/31 at 100.00	A	1,233,384
2,385	Total Montana			2,439,480
	Nebraska – 0.2%
500	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A2	504,925
	5.000%, 9/01/42
	Nevada – 5.5%
3,000	Clark County, Nevada, General Obligation Bonds, Transportation Improvement, Limited Tax,	12/28 at 100.00	AA+	3,365,520
	Additionally Secured by Pledged Revenue Series 2018B, 5.000%, 12/01/33
4,000	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 2018C,	7/28 at 100.00	Aa3	4,439,600
	5.250%, 7/01/43
	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 2019B:
3,015	5.000%, 7/01/36	7/29 at 100.00	Aa3	3,360,700
1,665	5.000%, 7/01/37	7/29 at 100.00	Aa3	1,854,144
2,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series	12/24 at 100.00	Aa1	2,106,160
	2015, 5.000%, 6/01/39
60	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at	No Opt. Call	Ba2	56,696
	Sparks Marina, Refunding Senior Series 2019A, 2.750%, 6/15/28, 144A
13,740	Total Nevada			15,182,820
	New Jersey – 7.5%
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue
	Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
105	5.000%, 2/15/25	2/24 at 100.00	BBB+	109,314
100	5.000%, 2/15/34	2/24 at 100.00	BBB+	103,792
105	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue	2/23 at 100.00	BBB+	107,310
	Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
110	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds, Rowan University	12/23 at 100.00	A	113,719
	School of Osteopathic Medicine Project, Refunding Series 2013A, 5.000%, 12/01/32
80	Cumberland County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds,	10/28 at 100.00	AA	81,744
	County Correctional Facility Project, Series 2018, 4.000%, 10/01/43 – BAM Insured

NUW	Nuveen AMT-Free Municipal Value Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A:
$ 175	5.000%, 1/01/37	1/29 at 100.00	A+	$ 195,974
125	5.000%, 1/01/38	1/29 at 100.00	A+	139,862
295	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds,	1/23 at 100.00	A	299,977
	Port District Project, Series 2012, 5.000%, 1/01/27
245	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AA	278,060
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
	Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018:
35	3.125%, 3/01/31 – BAM Insured	3/28 at 100.00	AA	34,355
30	3.250%, 3/01/32 – BAM Insured	3/28 at 100.00	AA	29,627
50	3.500%, 3/01/36 – BAM Insured	3/28 at 100.00	AA	49,514
150	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds,	5/26 at 100.00	AA	160,335
	Hudson County Vocational Technical Schools Project, Series 2016, 5.250%, 5/01/51
100	Jersey City, New Jersey, General Obligation Bonds, Refunding General Improvement Series	11/27 at 100.00	AA–	111,258
	2017A, 5.000%, 11/01/29
100	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich	5/22 at 100.00	Caa3	67,154
	Center Hotel/Conference Center Project, Series 2005A, 5.000%, 1/01/32 (4)
125	Middlesex County, New Jersey, General Obligation Bonds, Refunding Redevelopment Series	No Opt. Call	AAA	138,949
	2017, 5.000%, 1/15/27
20	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding	1/24 at 100.00	AAA	20,810
	Parking Utility Series 2014A, 5.000%, 1/01/37
100	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding School	No Opt. Call	AAA	104,522
	Series 2017B, 4.000%, 3/01/25
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking
	Revenue Bonds, Refunding Series 2016A:
300	5.000%, 9/01/32 – BAM Insured	9/26 at 100.00	AA	323,418
140	5.000%, 9/01/39 – BAM Insured	9/26 at 100.00	AA	150,107
25	New Jersey Economic Development Authority, Charter School Revenue Bonds, Foundation	1/28 at 100.00	BBB–	25,673
	Academy Charter School, Series 2018A, 5.000%, 7/01/38
	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star
	Academy Charter School of Newark, Series 2017:
220	4.000%, 7/15/37	7/27 at 100.00	BBB–	208,417
25	5.000%, 7/15/47	7/27 at 100.00	BBB–	25,525
100	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck	9/27 at 100.00	BB	100,943
	Community Charter School, Series 2017A, 5.125%, 9/01/52, 144A
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds,
	Series 2012:
250	5.000%, 6/15/25 (Pre-refunded 6/15/22)	6/22 at 100.00	BBB (6)	251,107
400	5.000%, 6/15/28 (Pre-refunded 6/15/22)	6/22 at 100.00	BBB (6)	401,772
35	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project,	1/24 at 100.00	N/R	33,471
	Series 2014, 5.250%, 1/01/44
100	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project,	12/28 at 100.00	Baa1	101,465
	Series 2017B, 4.500%, 6/15/40
215	New Jersey Economic Development Authority, Natural Gas Facilities Revenue Bonds, New	8/24 at 100.00	A1	178,540
	Jersey Natural Gas Company Project, Refunding Series 2011A, 2.750%, 8/01/39
125	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,	7/27 at 100.00	Baa3	121,492
	Refunding Subordinate Series 2017A, 3.375%, 7/01/30
55	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Kean	1/27 at 100.00	B	55,041
	Properties LLC – Kean University Student Housing Project, Series 2017A, 5.000%, 7/01/47
100	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Rowan	1/25 at 100.00	Ba3	96,896
	Properties LLC – Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/48
115	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding	No Opt. Call	A	122,645
	Series 2015, 5.000%, 3/01/25

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding
	Series 2017:
$ 20	3.000%, 6/01/32	12/27 at 100.00	A	$ 19,544
15	5.000%, 6/01/32	12/27 at 100.00	A	16,560
140	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New	7/23 at 100.00	BB+	140,664
	Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
40	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New	7/24 at 100.00	BB+	40,694
	Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29
155	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC – New	7/25 at 100.00	BB–	146,511
	Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47
100	New Jersey Economic Development Authority, Revenue Bonds, White Horse HMT Urban Renewal	1/28 at 102.00	N/R	84,464
	LLC Project, Series 2020, 5.000%, 1/01/40, 144A
45	New Jersey Economic Development Authority, Rutgers University General Obligation Lease	6/23 at 100.00	Aa3 (6)	50,784
	Revenue Bonds, Tender Option Bond 2016-XF2357, Formerly Tender Option Bond Trust 3359,
	17.223%, 6/15/46 (Pre-refunded 6/15/23), 144A (IF) (7)
935	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	No Opt. Call	Baa1	1,043,843
	2005N-1, 5.500%, 9/01/27 – NPFG Insured
15	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social	12/30 at 100.00	Baa1	13,976
	Series 2021QQQ, 4.000%, 6/15/50
145	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey,	7/26 at 100.00	A	127,206
	Refunding Series 2016F, 3.000%, 7/01/40
100	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding	7/25 at 100.00	AA	102,353
	Series 2015H, 4.000%, 7/01/39 – AGM Insured
50	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,	7/24 at 100.00	A+	52,361
	Series 2014A, 5.000%, 7/01/44
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University,
	Series 2017F:
5	3.750%, 7/01/37	7/27 at 100.00	BB+	4,255
100	4.000%, 7/01/42	7/27 at 100.00	BB+	84,119
100	5.000%, 7/01/47	7/27 at 100.00	BB+	97,887
75	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University,	7/23 at 100.00	BBB+	76,174
	Series 2013D, 5.000%, 7/01/38
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University,
	Series 2016C:
435	3.000%, 7/01/41	7/26 at 100.00	BBB+	363,995
50	3.000%, 7/01/46	7/26 at 100.00	BBB+	39,703
25	4.000%, 7/01/46	7/26 at 100.00	BBB+	24,056
	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of
	Technology, Series 2017A:
200	4.000%, 7/01/47	7/27 at 100.00	BBB+	194,396
30	5.000%, 7/01/47	7/27 at 100.00	BBB+	31,627
25	New Jersey Educational Facilities Authority, Revenue Bonds, The College of Saint	7/26 at 100.00	BB	25,091
	Elizabeth, Series 2016D, 5.000%, 7/01/46
200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	5/22 at 100.00	BB+	200,384
	Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35
80	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital	1/27 at 100.00	AA–	79,425
	Corporation, Refunding Series 2016, 4.000%, 7/01/41
230	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health,	7/24 at 100.00	AA–	238,381
	Refunding Series 2014A, 5.000%, 7/01/44
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack
	Meridian Health Obligated Group, Refunding Series 2017A:
150	5.000%, 7/01/28	7/27 at 100.00	AA–	165,223
150	5.000%, 7/01/57	7/27 at 100.00	AA–	160,756

NUW	Nuveen AMT-Free Municipal Value Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 110	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/24 at 100.00	A+	$ 107,990
	Center, Refunding Series 2014A, 4.000%, 7/01/45
50	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health	7/26 at 100.00	AA–	50,143
	Obligated Group Issue, Refunding Series 2016A, 4.000%, 7/01/41
360	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health	7/27 at 100.00	AA–	383,364
	Obligated Group Issue, Series 2017A, 5.000%, 7/01/42 (UB), (7)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical
	Center Obligated Group Issue, Refunding Series 2013:
20	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (6)	20,672
85	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (6)	88,055
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton
	HealthCare System, Series 2016A:
25	5.000%, 7/01/32	7/26 at 100.00	AA	26,941
40	5.000%, 7/01/33	7/26 at 100.00	AA	43,057
30	5.000%, 7/01/34	7/26 at 100.00	AA	32,268
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood	7/24 at 100.00	AA–	135,096
	Johnson University Hospital Issue, Series 2014A, 5.000%, 7/01/39
110	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood	7/23 at 100.00	AA–	113,023
	Johnson University Hospital, Series 2013A, 5.500%, 7/01/43
125	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas	7/26 at 100.00	AA–	133,092
	Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s
	Healthcare System Obligated Group Issue, Refunding Series 2016:
10	3.000%, 7/01/32	7/26 at 100.00	BBB–	9,743
405	4.000%, 7/01/48	7/26 at 100.00	BBB–	414,214
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s	8/23 at 100.00	A– (6)	102,296
	Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37 (Pre-refunded 8/15/23)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University
	Hospital Issue, Refunding Series 2015A:
130	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	130,092
110	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	114,715
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health
	System Obligated Group, Series 2019:
50	4.000%, 7/01/44	7/29 at 100.00	A+	49,110
205	3.000%, 7/01/49	7/29 at 100.00	A+	158,348
50	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive	10/26 at 102.00	N/R	41,485
	Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38, 144A
15	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds,	6/28 at 100.00	Aa1	14,807
	Refunding Senior Series 2019A, 2.375%, 12/01/29
130	New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit Revenue Bonds,	No Opt. Call	Aaa	129,687
	Riverside Village Family Apartments Phase 1 Project, Series 2019F, 1.350%, 12/01/22
120	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A,	11/24 at 100.00	AA–	120,302
	4.000%, 11/01/45
270	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016B,	11/25 at 100.00	AA–	263,463
	3.600%, 11/01/40
435	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2018A,	11/27 at 100.00	AA–	439,063
	3.875%, 11/01/38
100	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2019A,	11/28 at 100.00	AA–	91,459
	2.900%, 11/01/39
200	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2019B,	No Opt. Call	AA–	198,442
	1.500%, 5/01/23

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds,
	Series 2018A:
$ 130	3.600%, 4/01/33	10/27 at 100.00	AA	$ 129,449
80	3.750%, 10/01/35	10/27 at 100.00	AA	79,563
665	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds,	4/28 at 100.00	AA	648,255
	Series 2019C, 3.950%, 10/01/44 (UB), (7)
250	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds,	4/29 at 100.00	AA	211,915
	Series 2020E, 2.250%, 10/01/40
200	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A,	7/25 at 100.00	A1	212,740
	5.000%, 7/01/45
70	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A,	No Opt. Call	A3	73,028
	4.000%, 6/01/32
100	New Jersey State, General Obligation Bonds, Various Purpose Series 2020, 2.250%, 6/01/35	12/27 at 100.00	A3	80,741
5,020	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	Baa1	3,399,845
	Appreciation Series 2010A, 0.000%, 12/15/31
2,170	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	No Opt. Call	Baa1	963,849
	2009A, 0.000%, 12/15/39 (UB)
50	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	6/22 at 100.00	Baa1 (6)	50,218
	2012A, 5.000%, 6/15/42 (Pre-refunded 6/15/22)
255	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	6/25 at 100.00	Baa1	267,163
	2015AA, 5.250%, 6/15/41
50	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/29 at 100.00	Baa1	48,640
	2019A, 4.000%, 12/15/39
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds,
	Series 2019BB:
225	3.500%, 6/15/46	12/28 at 100.00	Baa1	189,643
100	4.000%, 6/15/50	12/28 at 100.00	Baa1	93,170
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds,
	Series 2020AA:
30	4.000%, 6/15/45	12/30 at 100.00	Baa1	28,501
40	3.000%, 6/15/50	12/30 at 100.00	Baa1	29,763
70	5.000%, 6/15/50	12/30 at 100.00	Baa1	73,835
255	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E, 5.000%, 1/01/45	1/25 at 100.00	A+	266,511
200	Ocean City, New Jersey, General Obligation Bonds, General Improvement Series 2019,	9/26 at 100.00	AA	170,134
	2.250%, 9/15/33
60	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond 2016-XF2356,	5/23 at 100.00	Aa3 (6)	67,071
	Formerly Tender Option Bond Trust 3339, 17.465%, 5/01/43 (Pre-refunded 5/01/23), 144A (IF), (7)
300	Salem County Pollution Control Financing Authority, New Jersey, Revenue Bonds, Atlantic	No Opt. Call	A	267,312
	City Electric Company Project, Refunding Series 2020, 2.250%, 6/01/29
250	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds,	11/29 at 100.00	AA	282,795
	Refunding Series 2019A, 5.000%, 11/01/31 – AGM Insured
30	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds,	11/30 at 100.00	BBB+	32,293
	Series 2020A, 5.000%, 11/01/45
125	Sussex County, New Jersey, General Obligation Bonds, Series 2019, 3.000%, 6/01/27	6/26 at 100.00	AA+	126,617
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed
	Bonds, Series 2018A:
215	4.000%, 6/01/37	6/28 at 100.00	A–	217,451
305	5.250%, 6/01/46	6/28 at 100.00	BBB+	325,886
480	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BB+	501,178
	Bonds, Series 2018B, 5.000%, 6/01/46
110	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile	No Opt. Call	Aaa	211,748
	Detention Center Facility Project, Tender Option Bond Trust 2015-XF1019, 24.463%, 5/01/30,
	144A (IF), (7)

NUW	Nuveen AMT-Free Municipal Value Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 170	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency	5/22 at 100.00	Aaa	$ 170,483
	Revenue Bonds, Series 2011A, 5.000%, 6/15/41
23,290	Total New Jersey			20,597,944
	New York – 5.9%
500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/29 at 100.00	AA	558,435
	Program, Series 2021A, 5.000%, 10/01/33 – AGM Insured
3,000	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds	No Opt. Call	A2	3,517,290
	Series 2007, 5.500%, 10/01/37
1,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series	9/27 at 100.00	A	1,636,365
	2017, 5.000%, 9/01/42
2,050	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series	9/28 at 100.00	A	2,272,138
	2018, 5.000%, 9/01/39
1,390	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	5/30 at 100.00	A3	1,446,837
	Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	No Opt. Call	A3	823,328
	Green Climate Certified Series 2020E, 5.000%, 11/15/30
1,230	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 5.000%, 8/01/43	8/30 at 100.00	AA	1,352,237
315	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	12/23 at 100.00	Aa3	325,874
	Seventy Ninth Series 2013, 5.000%, 12/01/43
1,000	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	No Opt. Call	A	1,103,290
	Asset-Backed Bonds, Senior Series 2021A-2, 5.000%, 6/01/31
3,345	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Refunding	No Opt. Call	AA+	3,071,546
	Senior Lien Subseries 2021A-2, 2.000%, 5/15/45 (Mandatory Put 5/15/28)
15,080	Total New York			16,107,340
	North Carolina – 1.1%
1,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University	10/26 at 100.00	AA+	1,086,170
	Project, Refunding Series 2016B, 5.000%, 7/01/42
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding
	Senior Lien Series 2017:
1,095	5.000%, 1/01/31 – AGM Insured	1/27 at 100.00	AA	1,194,076
700	5.000%, 1/01/32	1/27 at 100.00	BBB	748,965
2,795	Total North Carolina			3,029,211
	Ohio – 3.3%
570	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	BBB+	533,976
	Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48
8,830	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	8,600,773
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
9,400	Total Ohio			9,134,749
	Oklahoma – 0.1%
255	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine	8/28 at 100.00	Baa3	263,999
	Project, Series 2018B, 5.250%, 8/15/43
	Pennsylvania – 5.0%
160	Adams County, Pennsylvania, General Obligation Bonds, Series 2017B, 2.500%, 11/15/29	11/25 at 100.00	Aa2	157,082
50	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds,	10/27 at 100.00	Baa3	51,782
	Robert Morris University, Series 2017, 5.000%, 10/15/37
465	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny	4/28 at 100.00	A	461,429
	Health Network Obligated Group Issue, Series 2018A, 4.000%, 4/01/44
115	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University	7/29 at 100.00	A	116,505
	of Pittsburgh Medical Center, Series 2019A, 4.000%, 7/15/35

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 220	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2013C-72, 5.250%,	12/23 at 100.00	AA– (6)	$ 230,421
	12/01/32 (Pre-refunded 12/01/23)
20	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012,	12/22 at 100.00	AA– (6)	20,388
	5.000%, 12/01/37 (Pre-refunded 12/01/22)
230	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/27 at 100.00	Ba3	239,789
	Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A
105	Avon Grove School District, Chester County, Pennsylvania, General Obligation Bonds,	5/29 at 100.00	AA	108,175
	Series 2021A, 4.000%, 11/15/37
140	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	175
	Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (4)
10	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	13
	Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (4)
250	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	313
	Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (4)
380	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue	11/27 at 100.00	BB–	370,656
	Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/50
155	Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities	5/27 at 100.00	BBB	161,284
	Revenue Bonds, Highlands at Wyomissing, Series 2017A, 5.000%, 5/15/42
15	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Alvernia University	10/29 at 100.00	BB+	15,036
	Project, Series 2020, 5.000%, 10/01/39
125	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds,	8/26 at 100.00	Aa2	129,766
	Refunding Series 2016, 4.000%, 8/01/33
45	Boyertown Area School District, Berks and Montgomery Counties, Pennsylvania, General	4/24 at 100.00	AA–	46,964
	Obligation Bonds, Series 2015, 5.000%, 10/01/38
155	Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds,	8/30 at 100.00	A–	115,608
	Saint Luke’s University Health Network Project, Series 2021, 3.000%, 8/15/53
70	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane	3/27 at 100.00	BBB–	72,944
	Charter School Project, Series 2016, 5.125%, 3/15/36
20	Bucks County Water and Sewer Authority, Pennsylvania, Water System Revenue Bonds, Series	12/28 at 100.00	AA	13,398
	2020, 2.125%, 12/01/45
115	Canon-McMillan School District, Washington County, Pennsylvania, General Obligation	12/24 at 100.00	AA	120,797
	Bonds, Series 2014D, 5.000%, 12/15/39
100	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany	11/25 at 100.00	AA– (6)	108,192
	Medical Center Project, Series 2016A, 5.000%, 11/15/46 (Pre-refunded 11/15/25)
75	Chester County Health and Education Facilities Authority, Pennsylvania, Health System	10/27 at 100.00	AA	75,139
	Revenue Bonds, Main Line Health System, Series 2017A, 4.000%, 10/01/37
190	Chester County Health and Education Facilities Authority, Pennsylvania, Health System	9/30 at 100.00	AA	184,167
	Revenue Bonds, Main Line Health System, Series 2020A, 4.000%, 9/01/50
35	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	12/25 at 103.00	N/R	32,456
	Simpson Senior Services Project, Series 2019, 5.000%, 12/01/51
20	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/27 at 100.00	BBB–	20,301
	Revenue Bonds, Series 2017A, 5.000%, 12/15/47
15	Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue	8/23 at 100.00	Ba2	15,011
	Bonds, University Student Housing, LLC Project at West Chester University Series 2013A,
	5.000%, 8/01/45
35	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion	7/24 at 100.00	A1	36,436
	University Foundation Inc. Student Housing Project at Clarion University, Series 2014A,
	5.000%, 7/01/45
100	Colonial School District, Montgomery County, Pennsylvania, General Obligation Bonds,	2/27 at 100.00	Aaa	109,058
	Series 2020, 5.000%, 2/15/44

NUW	Nuveen AMT-Free Municipal Value Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master
	Settlement, Series 2018:
$ 40	5.000%, 6/01/33 UB	6/28 at 100.00	A1	$ 43,309
155	4.000%, 6/01/39 – AGM Insured UB	6/28 at 100.00	AA	156,579
200	4.000%, 6/01/39 – AGM Insured (UB), (7)	6/28 at 100.00	AA	202,038
70	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Asbury Pennsylvania	1/25 at 104.00	N/R	70,666
	Obligated Group, Refunding Series 2019, 5.000%, 1/01/45
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran
	Social Ministries Project, Series 2015:
20	4.000%, 1/01/33 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R (6)	20,759
45	4.000%, 1/01/33	1/25 at 100.00	N/R	45,531
60	4.000%, 1/01/33 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R (6)	62,278
15	5.000%, 1/01/38 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R (6)	15,953
55	5.000%, 1/01/38 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R (6)	58,495
65	5.000%, 1/01/38	1/25 at 100.00	N/R	67,403
100	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran	1/26 at 100.00	BBB+	105,919
	Social Ministries Project, Series 2016, 5.000%, 1/01/29
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran
	Social Ministries Project, Series 2019A:
25	4.125%, 1/01/38	1/29 at 100.00	BBB+	25,651
5	5.000%, 1/01/39 (Pre-refunded 1/01/29)	1/29 at 100.00	N/R (6)	5,663
25	5.000%, 1/01/39	1/29 at 100.00	N/R	26,734
100	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Dickinson College	11/27 at 100.00	A+	107,128
	Project, Second Series 2017A, 5.000%, 11/01/39
200	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Penn State Health,	11/29 at 100.00	A+	198,444
	Series 2019, 4.000%, 11/01/44
30	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University	5/29 at 100.00	Baa3	30,448
	Project, Series 2019, 5.000%, 5/01/48
30	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University,	5/24 at 100.00	Baa3	30,512
	Series 2014, 5.000%, 5/01/37
55	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle	6/26 at 100.00	A	58,483
	Health System Project, Refunding Series 2016A, 5.000%, 6/01/35
35	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle	6/22 at 100.00	A (6)	35,103
	Health System Project, Series 2012A, 5.000%, 6/01/42 (Pre-refunded 6/01/22)
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System
	Revenue Bonds, Series 2017:
245	5.000%, 7/01/42	7/27 at 100.00	A1	267,775
540	5.000%, 7/01/47	7/27 at 100.00	A1	589,388
295	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System	No Opt. Call	A1	332,801
	Revenue Bonds, Series 2019A, 5.000%, 7/01/28
225	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2016A,	7/26 at 100.00	BBB–	236,758
	5.000%, 7/01/41
25	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2019A,	7/29 at 100.00	BBB–	23,931
	4.000%, 7/01/45
150	Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands	1/28 at 100.00	A–	160,504
	Healthcare, Series 2018, 5.000%, 7/15/48
30	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services	7/24 at 100.00	N/R (6)	31,614
	Inc – Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/46
	(Pre-refunded 7/01/24)
100	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services	7/25 at 100.00	N/R (6)	107,562
	Inc – Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/47
	(Pre-refunded 7/01/25)
25	Easton Area School District, Northampton County, Pennsylvania, General Obligation Bonds,	2/28 at 100.00	Aa2	28,191
	Series 2020B, 5.000%, 2/01/31

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 60	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon	11/26 at 100.00	BBB+	$ 55,780
	University, Series 2016, 4.000%, 5/01/46
75	General Authority of Southcentral Pennsylvania, Revenue Bonds, AICUP Financing	10/27 at 100.00	A–	70,780
	Program-York College of Pennsylvania, Series 2017 PP4, 3.375%, 11/01/37
	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College,
	Series 2016OO2:
15	3.250%, 5/01/36	5/26 at 100.00	BBB	13,223
35	3.500%, 5/01/41	5/26 at 100.00	BBB	30,384
20	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic	5/25 at 100.00	A	20,942
	Villages Project, Series 2015, 5.000%, 11/01/35
40	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint	3/27 at 102.00	BB+	38,430
	Anne’s Retirement Community, Inc., Series 2020, 5.000%, 3/01/50
100	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health	8/26 at 100.00	AA	108,117
	System, Refunding Series 2016B, 5.000%, 8/15/46
155	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health	8/26 at 100.00	AA	168,035
	System, Series 2016A, 5.000%, 8/15/42
55	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot	5/23 at 100.00	N/R (6)	56,995
	Village Project, Series 2013, 5.750%, 5/01/35 (Pre-refunded 5/01/23)
25	Lancaster School District, Lancaster County, Pennsylvania, General Obligation Bonds,	12/28 at 100.00	AA	25,835
	Series 2020, 4.000%, 6/01/35 – AGM Insured
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown
	Concession, Series 2013A:
95	5.125%, 12/01/47	12/23 at 100.00	A	98,626
105	5.125%, 12/01/47 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R (6)	109,605
100	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd	5/26 at 100.00	A–	100,131
	Group, Refunding Series 2016, 4.000%, 11/01/41
40	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd	11/22 at 100.00	A– (6)	40,474
	Group, Series 2012, 4.000%, 11/01/32 (Pre-refunded 11/01/22)
195	Lehighton Area School District, Carbon County, Pennsylvania, General Obligation Bonds,	11/23 at 100.00	AA	202,153
	Limited Tax Series 2015A, 5.000%, 11/15/43 – BAM Insured
100	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue	7/24 at 100.00	N/R	97,671
	Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A
50	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds,	9/28 at 100.00	A	54,287
	Thomas Jefferson University, Series 2018A, 5.000%, 9/01/48
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds,
	Thomas Jefferson University, Series 2019:
50	4.000%, 9/01/44	9/29 at 100.00	A	49,321
25	4.000%, 9/01/49	9/29 at 100.00	A	24,280
200	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue	1/25 at 100.00	Ba1 (6)	213,376
	Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45
	(Pre-refunded 1/15/25)
200	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS	11/26 at 100.00	A–	214,378
	Retirement-Life Communities, Inc. Obligated Group, Series 2016, 5.000%, 11/15/36
90	Northampton County General Purpose Authority, Pennsylvania, Revenue Bonds, Lafayette	11/28 at 100.00	Aa3	92,669
	College, Refunding Series 2018, 4.000%, 11/01/38
55	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds,	11/26 at 103.00	BB+	54,414
	Morningstar Senior Living, Inc., Series 2019, 5.000%, 11/01/44
55	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	No Opt. Call	N/R	69
	Shippingport Project, First Energy Guarantor., Series 2006A, 2.550%, 11/01/41 (4)
90	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue	9/25 at 100.00	Caa1	59,097
	Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
140	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds,	1/24 at 100.00	AA	144,294
	Capitol Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured

NUW	Nuveen AMT-Free Municipal Value Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 250	Pennsylvania Economic Development Financing Authority, Revenue Bonds,	10/29 at 100.00	A+	$ 212,490
	Pennsylvania-American Water Company, Refunding Series 2019, 3.000%, 4/01/39
35	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Holy Family	9/23 at 100.00	BBB–	36,202
	University, Series 2013A, 6.500%, 9/01/38
120	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia	6/23 at 100.00	N/R (6)	123,724
	University, Refunding Series 2013, 5.000%, 6/01/32 (Pre-refunded 6/01/23)
45	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	9/22 at 100.00	A (6)	45,508
	University, Series 2012, 5.000%, 3/01/42 (Pre-refunded 9/01/22)
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the
	Sciences in Philadelphia, Series 2012:
35	4.000%, 11/01/39	11/22 at 100.00	Baa1	34,956
60	5.000%, 11/01/42	11/22 at 100.00	Baa1	60,413
300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University	7/26 at 100.00	Baa3	308,943
	Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania,
	Series 2016A, 5.000%, 7/01/35
95	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	7/23 at 100.00	A– (6)	98,749
	Series 2013A, 5.500%, 7/15/38 (Pre-refunded 7/15/23)
45	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series	4/25 at 100.00	AA+	44,907
	2016-119, 3.500%, 10/01/36
370	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series	10/25 at 100.00	AA+	365,090
	2016-120, 3.200%, 4/01/40
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds,
	Series 2016-121:
90	3.200%, 10/01/41	10/25 at 100.00	AA+	80,861
360	3.200%, 10/01/41 (UB), (7)	10/25 at 100.00	AA+	323,446
65	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series	10/26 at 100.00	AA+	64,340
	2017-123B, 3.450%, 10/01/32
55	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series	4/27 at 100.00	AA+	54,960
	2017-125B, 3.700%, 10/01/47
250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series	10/28 at 100.00	AA+	223,585
	2019-129, 3.350%, 10/01/45
125	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series	10/28 at 100.00	AA+	103,890
	2019-130A, 3.000%, 10/01/46
45	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series	10/29 at 100.00	AA+	34,269
	2020-133, 2.500%, 10/01/45
100	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue	12/26 at 100.00	AA–	106,668
	Bonds, Subordinate Series 2014A, 4.750%, 12/01/37
100	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Subordinate Series	12/28 at 100.00	A+	107,418
	2018B, 5.000%, 12/01/48
585	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	620,246
50	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A,	12/30 at 100.00	A	47,107
	4.000%, 12/01/50
25	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue	6/28 at 100.00	BB+	25,001
	Bonds, Philadelphia Performing Arts: A String Theory Charter School, Series 2020, 5.000%,
	6/15/50, 144A
70	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle	11/27 at 100.00	BB+	59,147
	University, Series 2017, 3.625%, 5/01/35
50	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds,	3/28 at 100.00	BB	48,732
	University of the Arts, Series 2017, 5.000%, 3/15/45, 144A
105	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Sixteenth	8/30 at 100.00	AA	114,183
	Series 2020A, 5.000%, 8/01/50 – AGM Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 150	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifteenth Series	8/27 at 100.00	A	$ 160,492
	2017, 5.000%, 8/01/47
125	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015,	8/25 at 100.00	A	133,309
	5.000%, 8/01/30
145	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BBB–	146,011
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
100	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/27 at 100.00	BBB–	106,856
	Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/30
100	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking	12/27 at 100.00	A	111,101
	Revenue Bonds, Series 2017, 5.000%, 12/15/34
15	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds,	9/22 at 100.00	AA	15,168
	Series 2014A, 5.000%, 9/01/25 – BAM Insured
20	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue	9/30 at 100.00	AA	20,108
	Bonds, First Lien Series 2020B, 4.000%, 9/01/45 – AGM Insured
25	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue	9/29 at 100.00	AA	26,025
	Bonds, Refunding Subordinate Series 2019B, 4.000%, 9/01/34 – AGM Insured
400	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	AA– (6)	404,712
	(Pre-refunded 9/01/22)
200	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	1/27 at 100.00	A+	215,128
	Health Network, Series 2016B, 5.000%, 7/01/45
35	Rostraver Township, Westmoreland County, Pennsylvania, General Obligation Bonds, Series	9/25 at 100.00	AA	35,093
	2018, 3.500%, 9/01/34 – AGM Insured
80	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016,	5/24 at 100.00	BB+	81,060
	5.000%, 11/15/32
100	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue	6/26 at 100.00	BB+	99,579
	Bonds, Marywood University, Series 2016, 5.000%, 6/01/46
210	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated	6/29 at 100.00	Aa3	228,119
	Group, Series 2019A, 5.000%, 6/01/49
10	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania,	5/24 at 100.00	BB+	9,544
	Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%, 11/15/28
40	Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania, Sewer Revenue	9/29 at 100.00	AA	33,872
	Bonds, Refunding Series 2019A, 3.000%, 9/01/44 – AGM Insured
100	Upper Dublin School District, Montgomery County, Pennsylvania, General Obligation Bonds,	3/29 at 100.00	Aa3	103,113
	Series 2021A, 4.000%, 9/15/38
145	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds,	11/27 at 100.00	BBB+	129,750
	AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5,
	3.375%, 11/01/36
15	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center	1/28 at 100.00	BB	15,183
	Tax Increment Bonds, Series 2018, 5.000%, 7/01/35
15	Westmoreland County Industrial Development Authority, Pennsylvania, Revenue Bonds,	1/31 at 100.00	Baa1	15,031
	Excela Health Project, Series 2020A, 4.000%, 7/01/37
	Williamsport Sanitary Authority, Lycoming County, Pennsylvania, Sewer Revenue Bonds,
	Series 2021.:
100	5.000%, 1/01/25 – BAM Insured	No Opt. Call	AA	106,594
25	5.000%, 1/01/28 – BAM Insured	No Opt. Call	AA	28,055
14,135	Total Pennsylvania			13,871,009
	Puerto Rico – 2.9%
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
	Restructured 2018A-1:
3,329	4.500%, 7/01/34	7/25 at 100.00	N/R	3,413,989
3,740	4.550%, 7/01/40	7/28 at 100.00	N/R	3,769,771
72	5.000%, 7/01/58	7/28 at 100.00	N/R	73,977

NUW	Nuveen AMT-Free Municipal Value Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$ 710	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured	7/28 at 100.00	N/R	$ 715,652
	Cofina Project Series 2019A-2A, 4.550%, 7/01/40
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable
	Restructured Cofina Project Series 2019A-2:
10	4.329%, 7/01/40	7/28 at 100.00	N/R	9,911
10	4.329%, 7/01/40	7/28 at 100.00	N/R	9,911
49	4.784%, 7/01/58	7/28 at 100.00	N/R	49,781
7,920	Total Puerto Rico			8,042,992
	South Carolina – 1.6%
5,435	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AA	4,392,730
	0.000%, 1/01/29 – AGC Insured
	Tennessee – 2.6%
2,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities	5/31 at 100.00	A+	1,933,620
	Board, Tennessee, Revenue Bonds, Belmont University, Refunding & Improvement Series 2021,
	4.000%, 5/01/46
135	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities	7/26 at 100.00	A3	143,308
	Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A,
	5.000%, 7/01/46
605	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage	7/27 at 100.00	AA	659,952
	Revenue Bonds, Green Series 2017A, 5.000%, 7/01/42
4,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B,	No Opt. Call	BBB	4,355,280
	5.625%, 9/01/26
6,740	Total Tennessee			7,092,160
	Texas – 10.4%
1,000	Austin Community College District Public Facility Corporation, Texas, Lease Revenue	8/27 at 100.00	AA	1,085,400
	Bonds, Highland Campus – Building 3000 Project, Series 2018A, 5.000%, 8/01/42
1,000	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2017, 5.000%, 11/15/35	11/26 at 100.00	AA	1,094,350
500	Bexar County Hospital District, Texas, Certificates of Obligation, Series 2020, 5.000%, 2/15/45	2/29 at 100.00	Aa1	543,250
710	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2020A,	1/30 at 100.00	A–	767,105
	5.000%, 1/01/39
1,855	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier	10/23 at 100.00	A+ (6)	1,937,548
	Series 2013A, 5.500%, 4/01/53 (Pre-refunded 10/01/23)
1,000	Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series 2021A,	No Opt. Call	Aa2	1,159,970
	5.000%, 8/15/30
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and
	Entertainment Project, Series 2001B:
3,000	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A	2,030,610
7,935	0.000%, 9/01/33 – AMBAC Insured	No Opt. Call	A	5,138,547
1,430	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA	5/30 at 100.00	A+	1,550,320
	Transmission Services Corporation Project, Refunding Series 2020A, 5.000%, 5/15/50
915	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/25 at 100.00	A+	954,162
	5.000%, 1/01/45
250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	8/26 at 100.00	AA	270,395
	Texas Health Resources System, Series 2016A, 5.000%, 2/15/41
1,600	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE	12/29 at 100.00	Baa2	1,741,248
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien
	Series 2019A, 5.000%, 12/31/35

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
7,635	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master	10/26 at 100.00	AAA	$ 7,871,609
	Trust Series 2016, 4.000%, 10/15/41
2,500	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master	10/27 at 100.00	AAA	2,583,700
	Trust Series 2017A, 4.000%, 10/15/42 (UB) (7)
31,330	Total Texas			28,728,214
	Utah – 0.5%
1,405	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017B,	7/27 at 100.00	A	1,508,324
	5.000%, 7/01/42
	Virginia – 1.0%
1,160	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds,	7/26 at 100.00	BBB	1,207,479
	First Tier Series 2016, 5.000%, 7/01/51
1,400	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB+	1,414,714
	Appreciation Series 2012B, 0.000%, 7/15/40 (5)
2,560	Total Virginia			2,622,193
	Washington – 4.3%
3,330	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island	No Opt. Call	AA+	2,636,994
	Hydro-Electric System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/29 – NPFG Insured
3,890	University of Washington, General Revenue Bonds, Refunding Series 2021A, 5.000%, 4/01/46	4/31 at 100.00	Aaa	4,370,843
690	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/27 at 100.00	BBB–	738,452
	Center, Series 2017, 5.000%, 8/15/30
2,140	Washington State Convention Center Public Facilities District, Lodging Tax Revenue	7/31 at 100.00	Baa1	2,041,110
	Bonds, Refunding Series2021B. Exchange Purchase, 4.000%, 7/01/43
2,165	Washington State Convention Center Public Facilities District, Lodging Tax Revenue	7/31 at 100.00	Baa3	1,980,628
	Bonds, Refunding Subordinate Series 2021B. Exchange Purchase, 4.000%, 7/01/43
12,215	Total Washington			11,768,027
	West Virginia – 1.8%
235	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington	1/29 at 100.00	BBB+	254,653
	Hospital, Inc. Project, Refunding & Improvement Series 2018A, 5.000%, 1/01/36
2,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area	9/29 at 100.00	Baa1	2,200,460
	Medical Center, Refunding & Improvement Series 2019A, 5.000%, 9/01/39
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United	6/23 at 100.00	A (6)	1,032,520
	Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
	(Pre-refunded 6/01/23)
1,430	West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior Lien Series 2018,	6/28 at 100.00	AA–	1,580,622
	5.000%, 6/01/43
4,665	Total West Virginia			5,068,255
$ 289,485	Total Municipal Bonds (cost $269,168,751)			273,226,843

NUW	Nuveen AMT-Free Municipal Value Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Shares	Description (1)	Value
	COMMON STOCKS – 0.4%
	Independent Power & Renewable Electricity Producers – 0.4%
14,686	Energy Harbor Corp (8), (9), (10)	$ 950,008
	Total Common Stocks (cost $407,801)	950,008
	Total Long-Term Investments (cost $269,576,552)	274,176,851
	Floating Rate Obligations – (1.2)%	(3,185,000)
	Other Assets Less Liabilities – 1.6% (11)	4,316,488
	Net Assets Applicable to Common Shares – 100%	$ 275,308,339

Investments in Derivatives
Futures contracts
Variation
					Unrealized	Margin
	Number of	Expiration	Notional		Appreciation	Receivable/
Description	Contracts	Date	Amount	Value	(Depreciation)	(Payable)
U.S. Treasury 10-Year Note	(204)	6/22	($25,833,026)	$(24,307,875)	$1,525,151	$41,438

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 3 - Investment Valuation and Fair Value Measurements for more information.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

See accompanying notes to financial statements.

NMI	Nuveen Municipal Income Fund, Inc.
Portfolio of Investments
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.3%
	MUNICIPAL BONDS – 97.3%
	Alabama – 3.5%
$ 3,000	Gardendale, Alabama, General Obligation Warrants, Series 2021B, 4.000%, 5/01/46	5/31 at 100.00	AA–	$ 2,953,830
500	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A,	No Opt. Call	A2	543,610
	5.000%, 9/01/46
100	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone	5/29 at 100.00	N/R	98,843
	Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A
3,600	Total Alabama			3,596,283
	Arizona – 3.1%
600	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals	12/24 at 100.00	A+	622,752
	Project, Refunding Series 2014A, 5.000%, 12/01/39
1,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of	1/28 at 100.00	AA–	1,057,540
	Math & Science Projects, Series 2018A, 5.000%, 7/01/48
1,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, KIPPC NYC	7/31 at 100.00	N/R	916,430
	Public Charter Schools – Macombs Facility Project, Series 2021A, 4.000%, 7/01/41
515	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy	No Opt. Call	A3	564,121
	Inc Prepay Contract Obligations, Series 2007, 5.250%, 12/01/28
3,115	Total Arizona			3,160,843
	California – 11.5%
5,000	Adelanto School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	A+	4,969,550
	Series 1997A, 0.000%, 9/01/22 – NPFG Insured
	Brea Olinda Unified School District, Orange County, California, General Obligation
	Bonds, Series 1999A:
2,070	0.000%, 8/01/22 – FGIC Insured	No Opt. Call	Aa2	2,062,072
2,120	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa2	2,056,612
500	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter	11/27 at 100.00	A1	494,335
	Health, Series 2018A, 4.000%, 11/15/42
365	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/28 at 100.00	BB	386,590
	Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A
275	California Statewide Communities Development Authority, Revenue Bonds, Front Porch	4/27 at 100.00	A	283,770
	Communities & Services Project, Series 2017A, 4.000%, 4/01/36
85	California Statewide Community Development Authority, Revenue Bonds, Daughters of	1/22 at 100.00	N/R	76,775
	Charity Health System, Series 2005A, 5.500%, 7/01/39 (4), (5)
600	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	7/29 at 100.00	A–	491,142
	Refunding Term Rate Sub-Series 2013B-1, 3.500%, 1/15/53
300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,	No Opt. Call	A	374,133
	Series 2009A, 7.000%, 11/01/34
500	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road	1/25 at 100.00	BBB+	522,420
	Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44
11,815	Total California			11,717,399
	Colorado – 12.5%
	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds,
	Refunding Series 2013A:
150	5.125%, 12/01/29	12/23 at 100.00	BBB	153,863
250	5.375%, 12/01/33	12/23 at 100.00	BBB	256,553

NMI	Nuveen Municipal Income Fund, Inc.
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 350	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The	6/27 at 100.00	N/R (6)	$ 389,837
	Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, 5.000%, 6/01/42
	(Pre-refunded 6/01/27)
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living	1/24 at 102.00	N/R	510,180
	Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
1,140	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health,	8/29 at 100.00	BBB+	1,080,560
	Series 2019A-2, 4.000%, 8/01/49 (UB)
750	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2013B-1,	11/23 at 100.00	AA+	777,165
	5.000%, 11/15/38
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%,	11/22 at 100.00	AA– (6)	1,018,070
	11/15/32 (Pre-refunded 11/15/22)
1,395	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series	12/28 at 100.00	A+	1,465,238
	2018A, 5.000%, 12/01/48 (AMT)
575	Erie Farm Metropolitan District, Erie, Boulder County, Colorado, General Obligation	12/31 at 100.00	AA	640,498
	Limited Tax Bonds, Refunding & Improvement, Series 2021, 5.000%, 12/01/41 – AGM Insured
900	Heritage Ridge Metropolitan District, Berthoud, Colorado, Senior Limited Tax General	12/26 at 103.00	N/R	922,887
	Obligation Bonds, Refunding Series 2021A, 4.000%, 12/01/51 – AGM Insured
1,000	Northern Colorado Water Conservancy District Building Corporation, Certificates of	7/31 at 100.00	AA+	1,029,920
	Participation, Refunding Series 2021, 4.000%, 7/01/51
110	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported	12/25 at 100.00	A	115,487
	Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
650	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported	12/28 at 100.00	A	660,784
	Revenue Bonds, Series 2018A, 4.000%, 12/01/51
235	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado	No Opt. Call	AA–	243,502
	Springs Utilities, Series 2008, 6.125%, 11/15/23
1,100	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and	12/27 at 100.00	AA	1,174,679
	Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/42
1,250	Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligation	12/30 at 100.00	AA	1,286,462
	Bonds, Subordinate Limited Tax Improvement Series 2020A-2, 4.000%, 12/01/46 – BAM Insured
477	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds,	12/23 at 100.00	N/R (6)	494,716
	Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2013, 5.000%,
	12/01/33 (Pre-refunded 12/01/23)
525	Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax General	3/27 at 103.00	N/R	488,885
	Obligation Bonds, Series 2022A, 4.500%, 12/01/31
12,357	Total Colorado			12,709,286
	Delaware – 0.1%
100	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center Project,	12/28 at 100.00	BBB	107,237
	Series 2018, 5.000%, 6/01/48
	District of Columbia – 0.1%
105	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/29 at 100.00	A–	104,696
	Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B,
	4.000%, 10/01/49
	Florida – 5.8%
850	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter	9/23 at 100.00	BBB	863,115
	Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33
200	Florida Development Finance Corporation, Florida, Surface Transportation Facility	1/24 at 107.00	N/R	204,868
	Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49
	(AMT), 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Florida, Surface Transportation Facility
	Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A:
$ 350	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	5/22 at 103.00	N/R	$ 345,317
380	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	5/22 at 103.00	N/R	371,154
270	Florida Development Finance Corporation, Revenue Bonds, Brightline Passenger Rail	5/22 at 102.50	N/R	267,659
	Expansion Project, Series 2021A-1, 6.750%, 12/01/56 (AMT) (Mandatory Put 8/15/23), 144A
500	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds,	10/27 at 100.00	A1	524,075
	Priority Subordinated Series 2017A, 5.000%, 10/01/47 (AMT)
1,280	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds,	2/31 at 100.00	A	1,226,419
	Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, 4.000%, 8/01/50
1,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%,	10/22 at 100.00	AA– (6)	1,014,470
	10/01/42 (Pre-refunded 10/01/22)
1,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando	4/32 at 100.00	N/R	960,800
	Health Obligated Group, Inc., Series 2022, 4.000%, 10/01/52
100	Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and Research Institute,	7/30 at 100.00	A2	98,027
	Series 2020B, 4.000%, 7/01/45
5,930	Total Florida			5,875,904
	Georgia – 1.3%
455	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium	7/25 at 100.00	A1	483,752
	Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40
280	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds,	11/23 at 100.00	BB+	266,126
	Testletree Village Apartments, Series 2013A, 4.000%, 11/01/25
370	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc.	7/29 at 100.00	AA–	359,385
	Project, Series 2019A, 4.000%, 7/01/49
255	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series	7/28 at 100.00	A	271,363
	2019A, 5.000%, 1/01/63
1,360	Total Georgia			1,380,626
	Hawaii – 0.2%
250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB	257,040
	University, Series 2013A, 6.625%, 7/01/33
	Illinois – 9.2%
250	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A–	272,135
	Series 2016, 6.000%, 4/01/46
435	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/28 at 100.00	BB	450,847
	Refunding Series 2018D, 5.000%, 12/01/46
650	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/25 at 100.00	BB	716,423
	Series 2016A, 7.000%, 12/01/44
1,000	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural	11/24 at 100.00	A	1,041,110
	History, Series 2002.RMKT, 4.500%, 11/01/36
500	Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding Series 2021A,	8/31 at 100.00	BBB+	448,825
	4.000%, 8/01/51
80	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series	7/23 at 100.00	A–	82,859
	2013A, 5.500%, 7/01/28
200	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	A3	209,400
	Refunding Series 2015C, 5.000%, 8/15/44
400	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/39	5/30 at 100.00	BBB	435,456
990	Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/31	7/23 at 100.00	BBB	1,016,562
1,555	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	BBB+	1,561,236
	Bonds, Refunding Series 2012B, 5.000%, 6/15/52

NMI	Nuveen Municipal Income Fund, Inc.
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 200	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/25 at 100.00	BBB+	$ 208,786
	Bonds, Series 2015A, 5.500%, 6/15/53
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Bonds, Series 2017A:
3,000	0.000%, 12/15/56 – BAM Insured	No Opt. Call	AA	572,940
6,000	0.000%, 12/15/56	No Opt. Call	BBB+	917,100
205	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	BBB+	112,490
	Expansion Project, Series 2002A, 0.000%, 12/15/35 – NPFG Insured
450	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana	10/22 at 100.00	Baa1	452,353
	College, Series 2012, 5.000%, 10/01/27
315	Sangamon County, Illinois, General Obligation Bonds, Limited Tax Series 2021, 4.000%,	12/29 at 100.00	N/R	326,012
	12/15/40 – BAM Insured
490	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A–	511,619
	6.000%, 10/01/32
16,720	Total Illinois			9,336,153
	Indiana – 2.3%
735	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds,	6/30 at 100.00	N/R	689,327
	Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%,
	6/01/55, 144A
1,000	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project,	7/30 at 100.00	A	964,580
	Series 2020A, 4.000%, 7/01/50
655	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	A– (6)	673,235
	Project, Series 2013A, 5.000%, 7/01/44 (Pre-refunded 7/01/23) (AMT)
2,390	Total Indiana			2,327,142
	Iowa – 0.5%
500	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/29 at 103.00	N/R	507,355
	Company Project, Refunding Series 2022, 5.000%, 12/01/50 (WI/DD, Settling 5/17/22)
	Louisiana – 1.2%
1,000	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2019A,	2/29 at 100.00	AA–	996,560
	4.000%, 2/01/45
200	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal	1/27 at 100.00	A2	207,402
	Project, Series 2017B, 5.000%, 1/01/48 (AMT)
1,200	Total Louisiana			1,203,962
	Maine – 0.5%
500	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	7/23 at 100.00	BBB (6)	516,250
	Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43 (Pre-refunded 7/01/23)
	Maryland – 0.8%
250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge	7/27 at 100.00	A+	250,775
	Health Issue, Series 2017, 4.000%, 7/01/42
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula	7/24 at 100.00	A (6)	526,355
	Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/45 (Pre-refunded 7/01/24)
750	Total Maryland			777,130
	Massachusetts – 0.6%
50	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series	6/29 at 100.00	BBB	49,530
	2019A, 4.000%, 6/01/49
500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care,	7/26 at 100.00	A–	527,965
	Series 2016I, 5.000%, 7/01/46
550	Total Massachusetts			577,495

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan – 2.3%
$ 355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	AA– (6)	$ 357,293
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)
1,000	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of	11/30 at 100.00	AA	972,490
	Wayne, Second Lien Refunding Series 2020, 4.000%, 11/01/50
1,000	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series	11/29 at 100.00	A	972,460
	2019A, 4.000%, 11/15/50
2,355	Total Michigan			2,302,243
	Minnesota – 2.2%
75	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory	8/26 at 100.00	BB+	66,493
	Academy, Refunding Series 2016A, 4.250%, 8/01/46
300	City of Minneapolis, Minnesota, Senior Housing and Healthcare Facilities Revenue Bonds,	11/22 at 100.00	N/R	276,732
	Walker Minneapolis Campus Project, Series 2015, 4.625%, 11/15/31
1,000	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds,	2/28 at 100.00	A–	1,078,400
	Essentia Health Obligated Group, Series 2018A, 5.000%, 2/15/53
300	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian	9/24 at 100.00	N/R	295,332
	Homes Bloomington Project, Refunding Series 2017, 4.250%, 9/01/37
500	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County,	2/27 at 100.00	AAA	525,735
	Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/39
2,175	Total Minnesota			2,242,692
	Mississippi – 1.0%
1,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/26 at 100.00	BBB+	1,051,560
	Healthcare, Series 2016A, 5.000%, 9/01/36
	Missouri – 3.7%
135	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	5/23 at 100.00	BBB	139,100
	Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33
1,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	10/22 at 100.00	BBB–	988,430
	Bonds, Southwest Baptist University Project, Series 2012, 5.000%, 10/01/33
125	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	10/23 at 100.00	A+	129,646
	Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34
1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	7/31 at 100.00	AA	983,000
	BJC Health System, Series 2021A, 4.000%, 7/01/46
1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	6/30 at 100.00	A+	973,890
	Mercy Health, Series 2020, 4.000%, 6/01/53
215	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/25 at 103.00	BB+	217,984
	Village Saint Louis Obligated Group, Series 2018A, 5.250%, 9/01/53
335	Saline County Industrial Development Authority, Missouri, First Mortgage Revenue Bonds,	10/23 at 100.00	N/R	308,160
	Missouri Valley College, Series 2017, 4.500%, 10/01/40
3,810	Total Missouri			3,740,210
	New Jersey – 2.7%
65	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control	No Opt. Call	BBB–(6)	67,496
	Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT) (ETM)
110	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University	7/25 at 100.00	AA	114,714
	Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
545	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	6/25 at 100.00	Baa1	565,078
	2015AA, 5.000%, 6/15/45
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/28 at 100.00	Baa1	954,090
	2019BB, 4.000%, 6/15/44
1,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BBB+	1,051,050
	Bonds, Series 2018A, 5.000%, 6/01/46
2,720	Total New Jersey			2,752,428

NMI	Nuveen Municipal Income Fund, Inc.
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York – 4.0%
$ 60	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue	7/25 at 100.00	BBB	$ 61,452
	Bonds, Catholic Health System, Inc. Project, Series 2015, 5.250%, 7/01/35
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	2/30 at 100.00	AA+	993,610
	General Purpose, Series 2019D, 4.000%, 2/15/47
315	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	5/30 at 100.00	A3	332,939
	Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55
500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	11/30 at 100.00	AAA	494,730
	Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/44
1,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	2/32 at 100.00	N/R	1,660,725
	Subordinate Fiscal 2022 Subseries C-1, 5.000%, 2/01/47
500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	505,315
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A
3,875	Total New York			4,048,771
	North Carolina – 2.1%
1,775	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien	1/30 at 100.00	Aa1	1,890,144
	Series 2019, 5.000%, 1/01/49
225	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 2019,	No Opt. Call	AA	257,184
	5.000%, 2/01/45
2,000	Total North Carolina			2,147,328
	North Dakota – 0.1%
100	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley	12/26 at 100.00	N/R	96,385
	Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36
	Ohio – 1.6%
650	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	633,126
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
1,000	Cleveland-Cuyahoga County Port Authority, Ohio, Cultural Facility Revenue Bonds, The	7/31 at 100.00	A3	1,015,200
	Cleveland Museum of Natural History Project, Series 2021, 4.000%, 7/01/46
1,650	Total Ohio			1,648,326
	Oklahoma – 0.7%
670	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine	8/28 at 100.00	Baa3	704,016
	Project, Series 2018B, 5.500%, 8/15/57
	Oregon – 0.0%
55	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc.,	11/25 at 102.00	N/R	55,895
	Series 2020A, 5.250%, 11/15/50
55	Total Oregon			55,895
	Pennsylvania – 4.1%
1,000	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2020B,	12/30 at 100.00	Aa3	996,560
	4.000%, 6/01/45
1,000	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital &	5/22 at 100.00	BB–	999,980
	Medical Center Project, Series 2012A, 5.000%, 11/01/40
	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn State Health,
	Series 2021:
500	5.000%, 11/01/46	11/29 at 100.00	A+	531,720
100	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds,	9/29 at 100.00	A	97,121
	Thomas Jefferson University, Series 2019, 4.000%, 9/01/49
560	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue	1/25 at 100.00	Ba1 (6)	597,453
	Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/36
	(Pre-refunded 1/15/25)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for	7/22 at 100.00	N/R (6)	$ 1,005,970
	Student Housing at Indiana University, Project Series 2012A, 5.000%, 7/01/41
	(Pre-refunded 7/01/22)
4,160	Total Pennsylvania			4,228,804
	Puerto Rico – 2.1%
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
200	4.550%, 7/01/40	7/28 at 100.00	N/R	201,592
1,760	0.000%, 7/01/51	7/28 at 30.01	N/R	370,885
989	5.000%, 7/01/58	7/28 at 100.00	N/R	1,016,158
500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable	7/28 at 100.00	N/R	507,965
	Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
3,449	Total Puerto Rico			2,096,600
	South Carolina – 0.6%
620	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	4/26 at 103.00	BBB–	570,071
	Bishop Gadsden Episcopal Retirement Community, Series 2019A, 4.000%, 4/01/49
	South Dakota – 0.1%
100	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project,	11/26 at 100.00	BB	100,777
	Series 2017, 5.125%, 11/01/47
	Tennessee – 2.2%
1,250	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds,	1/23 at 100.00	BBB+ (6)	1,276,512
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)
870	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/26 at 100.00	BBB	917,981
	University Health System, Inc., Series 2016, 5.000%, 9/01/47
2,120	Total Tennessee			2,194,493
	Texas – 5.9%
670	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	A– (6)	721,724
	5.000%, 1/01/40 (Pre-refunded 7/01/25)
1,000	Dallas Fort Worth International Airport, Joint Revenue Bonds, Refunding Series 2021B,	11/30 at 100.00	N/R	996,540
	4.000%, 11/01/45
335	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier	10/23 at 100.00	A+	343,978
	Series 2013A, 5.125%, 10/01/43
500	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding	4/30 at 100.00	A+	492,825
	First Tier Series 2020C, 4.000%, 10/01/49
500	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA	5/25 at 100.00	A+	529,965
	Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/40
125	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project,	5/22 at 105.00	BB–	129,301
	Senior Lien Series 2018, 4.625%, 10/01/31 (AMT), 144A
200	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible	9/31 at 100.00	N/R (6)	246,858
	Capital Appreciation Series 2011C, 0.000%, 9/01/43 (Pre-refunded 9/01/31) (7)
410	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	A+	416,560
	5.000%, 1/01/40
500	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series	1/25 at 100.00	A	523,090
	2015A, 5.000%, 1/01/38
240	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series	2/24 at 100.00	Ba1	245,815
	2014A, 5.000%, 2/01/34
295	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds,	No Opt. Call	A2	327,409
	Series 2007, 5.500%, 8/01/27
1,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding	8/24 at 100.00	A–	1,034,070
	Second Tier Series 2015C, 5.000%, 8/15/32
5,775	Total Texas			6,008,135

NMI	Nuveen Municipal Income Fund, Inc.
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virgin Islands – 0.4%
$ 380	Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds,	No Opt. Call	N/R	$ 396,572
	Series 2022A, 5.000%, 10/01/30
	Virginia – 2.4%
1,265	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform	6/27 at 100.00	BBB	1,299,433
	66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)
	Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC
	Project, Refunding Senior Lien Series 2022:
140	4.000%, 1/01/48 (AMT)	1/32 at 100.00	N/R	131,068
750	5.000%, 12/31/57 (AMT)	12/32 at 100.00	N/R	795,788
205	Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing,	7/22 at 100.00	BBB (6)	206,431
	OPCO LLC Project, Senior Lien Series 2012, 6.000%, 1/01/37 (Pre-refunded 7/01/22) (AMT)
2,360	Total Virginia			2,432,720
	West Virginia – 1.0%
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United	6/28 at 100.00	A	1,063,980
	Health System Obligated Group, Series 2018A, 5.000%, 6/01/52
	Wisconsin – 4.9%
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds,
	Lombard Public Facilities Corporation, Second Tier Series 2018B:
4	0.000%, 1/01/46, 144A (5)	No Opt. Call	N/R	87
4	0.000%, 1/01/47, 144A (5)	No Opt. Call	N/R	81
4	0.000%, 1/01/48, 144A (5)	No Opt. Call	N/R	77
4	0.000%, 1/01/49, 144A (5)	No Opt. Call	N/R	74
3	0.000%, 1/01/50, 144A (5)	No Opt. Call	N/R	68
4	0.000%, 1/01/51, 144A (5)	No Opt. Call	N/R	72
98	1.000%, 7/01/51, 144A (5)	3/28 at 100.00	N/R	50,706
4	0.000%, 1/01/52, 144A (5)	No Opt. Call	N/R	68
4	0.000%, 1/01/53, 144A (5)	No Opt. Call	N/R	64
4	0.000%, 1/01/54, 144A (5)	No Opt. Call	N/R	61
4	0.000%, 1/01/55, 144A (5)	No Opt. Call	N/R	58
4	0.000%, 1/01/56, 144A (5)	No Opt. Call	N/R	55
4	0.000%, 1/01/57, 144A (5)	No Opt. Call	N/R	52
4	0.000%, 1/01/58, 144A (5)	No Opt. Call	N/R	49
3	0.000%, 1/01/59, 144A (5)	No Opt. Call	N/R	47
3	0.000%, 1/01/60, 144A (5)	No Opt. Call	N/R	45
3	0.000%, 1/01/61, 144A (5)	No Opt. Call	N/R	42
3	0.000%, 1/01/62, 144A (5)	No Opt. Call	N/R	40
3	0.000%, 1/01/63, 144A (5)	No Opt. Call	N/R	38
3	0.000%, 1/01/64, 144A (5)	No Opt. Call	N/R	36
3	0.000%, 1/01/65, 144A (5)	No Opt. Call	N/R	34
3	0.000%, 1/01/66, 144A (5)	No Opt. Call	N/R	31
42	0.000%, 1/01/67, 144A (5)	No Opt. Call	N/R	373
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marquette	10/22 at 100.00	A2 (6)	505,090
	University, Series 2012, 4.000%, 10/01/32 (Pre-refunded 10/01/22)
200	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson	10/22 at 102.00	N/R	200,012
	Hollow Project. Series 2014, 5.125%, 10/01/34
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Medical	12/31 at 100.00	N/R	989,200
	College of Wisconsin, Inc., Series 2022, 4.000%, 12/01/51
200	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Oakwood	1/27 at 103.00	N/R	157,878
	Lutheran Senior Ministries, Series 2021, 4.000%, 1/01/57
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHW	10/23 at 102.00	N/R	950,700
	Oconomowoc, Inc. Project, Series 2018, 5.125%, 10/01/48

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	8/24 at 100.00	A+	$ 1,049,940
	ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39
500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers	7/24 at 100.00	A	522,480
	Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44
545	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint	9/23 at 100.00	BBB–	562,805
	John’s Communities Inc., Series 2018A, 5.000%, 9/15/50 (Pre-refunded 9/15/23) (6)
5,160	Total Wisconsin			4,990,363
$ 106,776	Total Long-Term Investments (cost $101,630,739)			99,027,170

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.0%
	MUNICIPAL BONDS – 1.0%
	Colorado – 1.0%
1,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Variable Rate Series	5/22 at 100.00	AA	$ 1,000,000
	2018B, 0.450%, 11/15/35 (Mandatory Put 5/06/22)
$ 1,000	Total Short-Term Investments (cost $1,000,000)			1,000,000
	Total Investments (cost $102,630,739) – 98.3%			100,027,170
	Other Assets Less Liabilities – 1.7%			1,699,549
	Net Assets Applicable to Common Shares – 100%			$ 101,726,719

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax.
ETM	Escrowed to maturity.
WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

NEV	Nuveen Enhanced Municipal Value Fund
Portfolio of Investments
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 145.5%
	MUNICIPAL BONDS – 140.4%
	Alabama – 0.5%
$ 340	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	10/29 at 100.00	B	$ 366,292
	United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)
1,350	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013A, 5.250%,	10/23 at 102.00	AA	1,422,387
	10/01/48 – AGM Insured
1,690	Total Alabama			1,788,679
	Arizona – 0.0%
35	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/25 at 100.00	N/R	34,313
	The Paideia Academies Project, 2019, 5.125%, 7/01/39
50	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy	No Opt. Call	A3	54,625
	Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/32
85	Total Arizona			88,938
	Arkansas – 0.6%
2,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River	9/26 at 103.00	Ba3	1,855,140
	Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A
	California – 12.6%
180	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second	10/26 at 100.00	BBB+	189,731
	Subordinate Lien Series 2016B, 5.000%, 10/01/37 (UB)
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,	10/29 at 100.00	AA–	8,052,800
	Subordinate Series 2019S-8, 3.000%, 4/01/54 (UB)
1,510	California Community Housing Agency, California, Essential Housing Revenue Bonds,	2/30 at 100.00	N/R	1,427,660
	Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A
60	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/30 at 100.00	BBB+	58,257
	Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49
3,500	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health,	4/30 at 100.00	BBB+	3,308,130
	Series 2020A, 4.000%, 4/01/49
4,000	California Municipal Finance Authority, Revenue Bonds, HumanGood California Obligated	10/28 at 103.00	A–	2,949,360
	Group, Series 2021., 3.000%, 10/01/49 (UB) (4)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma
	Linda University Medical Center, Series 2014A:
2,500	5.250%, 12/01/44	12/24 at 100.00	BB	2,581,725
1,712	5.500%, 12/01/54	12/24 at 100.00	BB	1,768,719
3,450	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/26 at 100.00	BB	3,576,477
	Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A
2,760	California Statewide Community Development Authority, Certificates of Participation,	1/28 at 100.00	BBB+	2,814,786
	Methodist Hospital of Southern California, Series 2018, 4.250%, 1/01/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Senior Lien Series 2021A:
5,000	4.000%, 1/15/46 (UB)	1/31 at 100.00	A–	4,777,200
5,000	4.000%, 1/15/46 (UB)	1/31 at 100.00	A–	4,777,200
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement
	Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038:
1,100	17.567%, 6/01/40, 144A (IF) (4)	6/25 at 100.00	AA–	1,431,221
1,345	17.567%, 6/01/40 (Pre-refunded 6/01/25), 144A (IF) (4)	6/25 at 100.00	N/R (5)	1,749,993
565	17.581%, 6/01/40, 144A (IF) (4)	6/25 at 100.00	AA–	735,274
685	17.581%, 6/01/40 (Pre-refunded 6/01/25), 144A (IF) (4)	6/25 at 100.00	N/R (5)	891,438

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 225	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds,	No Opt. Call	AA–	$ 223,249
	Series 2007B, 1.789%, 11/15/27
43,592	Total California			41,313,220
	Colorado – 2.8%
	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017:
750	4.000%, 12/31/30 (AMT)	12/27 at 100.00	A–	778,837
250	4.000%, 6/30/31 (AMT)	12/27 at 100.00	A–	259,350
820	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health,	8/29 at 100.00	BBB+	777,245
	Series 2019A-2, 4.000%, 8/01/49 (UB)
4,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B,	9/26 at 52.09	A	1,803,920
	0.000%, 9/01/39 – NPFG Insured
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado
	Springs Utilities, Series 2008:
475	6.250%, 11/15/28	No Opt. Call	AA–	533,544
4,030	6.500%, 11/15/38	No Opt. Call	AA–	5,129,223
10,325	Total Colorado			9,282,119
	Connecticut – 0.1%
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford	7/22 at 100.00	BBB+	402,324
	Hospital, Series 2012J, 5.000%, 7/01/37
	District of Columbia – 1.6%
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	No Opt. Call	A–	5,206,000
	Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%,
	10/01/37 – AGC Insured
	Florida – 10.3%
1,000	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds,	5/27 at 100.00	N/R	1,001,320
	Assessment Area 2 Project, Series 2016, 4.500%, 5/01/34
325	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series	6/26 at 100.00	N/R	329,563
	2019A, 5.000%, 6/15/39, 144A
150	Charlotte County Industrial Development Authority, Florida, Utility System Revenue	10/27 at 100.00	N/R	151,284
	Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49 (AMT), 144A
2,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria	6/23 at 100.00	BBB–	2,049,620
	University, Refunding Series 2013A, 5.625%, 6/01/33
	Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue
	Bonds, Baptist Health Care Corporation Obligated, Series 2020A:
2,500	4.000%, 8/15/45	2/30 at 100.00	BBB+	2,343,700
5,675	4.000%, 8/15/45	2/30 at 100.00	BBB+	5,320,199
4,500	Florida Development Finance Corporation, Florida, Surface Transportation Facility	1/24 at 107.00	N/R	4,609,530
	Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%,
	1/01/49 (AMT), 144A
4,210	Florida Development Finance Corporation, Florida, Surface Transportation Facility	5/22 at 103.00	N/R	4,111,991
	Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A, 6.500%, 1/01/49 (AMT)
	(Mandatory Put 1/01/29), 144A
1,000	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2021A-1, 4.000%,	10/31 at 100.00	AA	974,300
	10/01/45 – AGM Insured (AMT) (UB) (4)
1,000	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Subordinate Series 2021B-1,	10/31 at 100.00	Aa3	981,400
	4.000%, 10/01/46 (AMT) (UB) (4)

NEV	Nuveen Enhanced Municipal Value Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding &
	Improvement Capital Appreciation Series 2019A-2:
$ 1,000	0.000%, 10/01/44	10/29 at 59.08	BBB+	$ 356,860
4,200	0.000%, 10/01/47	10/29 at 52.89	BBB+	1,277,514
1,250	0.000%, 10/01/48	10/29 at 50.96	BBB+	360,663
1,000	0.000%, 10/01/49	10/29 at 49.08	BBB+	274,610
2,000	0.000%, 10/01/50	10/29 at 47.17	BBB+	521,460
7,475	0.000%, 10/01/52	10/29 at 43.62	BBB+	1,755,952
2,300	0.000%, 10/01/54	10/29 at 40.38	BBB+	488,083
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical
	Center, Series 2013A:
1,000	5.000%, 11/01/33	11/22 at 100.00	BBB+	1,010,050
2,000	5.000%, 11/01/43	11/22 at 100.00	BBB+	2,017,940
205	Palm Beach County, Florida, Revenue Bonds, Provident Group – PBAU Properties LLC – Palm	4/29 at 100.00	Ba1	208,100
	Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/39, 144A
720	Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and Research Institute,	7/30 at 100.00	A2	705,795
	Series 2020B, 4.000%, 7/01/45
3,000	Tampa, Florida, Revenue Bonds, University of Tampa, Refunding Series 2020A,	4/30 at 100.00	A–	3,008,850
	4.000%, 4/01/50
135	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note,	5/22 at 100.00	N/R	1
	Series 2007-3, 6.650%, 5/01/40 (6)
215	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	5/22 at 100.00	N/R	168,220
	Series 2015-2, 6.610%, 5/01/40 (7)
235	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	5/22 at 100.00	N/R	2
	Series 2015-3, 6.610%, 5/01/40 (6)
49,095	Total Florida			34,027,007
	Georgia – 0.1%
285	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds,	1/28 at 100.00	N/R	151,050
	Georgia Proton Treatment Center Project, Current Interest Series 2017A-1, 6.500%, 1/01/29 (6)
260	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A,	No Opt. Call	A+	282,285
	5.500%, 9/15/26
545	Total Georgia			433,335
	Guam – 5.8%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
195	5.000%, 11/15/33	11/25 at 100.00	BB	205,386
1,805	5.000%, 11/15/34	11/25 at 100.00	BB	1,899,889
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/23 at 100.00	A– (5)	518,515
	2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
2,500	5.000%, 12/01/28 (UB) (4)	12/26 at 100.00	BB	2,687,100
1,750	5.000%, 12/01/30 (UB), (4)	12/26 at 100.00	BB	1,872,710
2,500	5.000%, 12/01/32 (UB) (4)	12/26 at 100.00	BB	2,667,875
1,750	5.000%, 12/01/34 (UB), (4)	12/26 at 100.00	BB	1,864,012
6,000	5.000%, 12/01/46 (UB), (4)	12/26 at 100.00	BB	6,317,400
1,000	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	BBB	1,047,650
18,000	Total Guam			19,080,537
	Illinois – 18.7%
620	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates,	No Opt. Call	N/R	619,789
	4.000%, 6/15/23 (Mandatory Put 12/15/22), 144A
5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A–	5,442,700
	Series 2016, 6.000%, 4/01/46

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 2,255	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/24 at 100.00	BB	$ 2,339,788
	Project Series 2015C, 5.250%, 12/01/35
1,335	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/26 at 100.00	BB	1,476,457
	Series 2016B, 6.500%, 12/01/46
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Tax Revenues, Series 1998B-1:
1,000	0.000%, 12/01/22 – FGIC Insured	No Opt. Call	Baa2	986,140
1,000	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	Baa2	815,800
1,000	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series	1/25 at 100.00	BBB+	1,056,080
	2002B, 5.500%, 1/01/33
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
3,470	5.000%, 1/01/24	No Opt. Call	BBB+	3,586,453
350	5.000%, 1/01/29	1/26 at 100.00	BBB+	367,696
770	5.000%, 1/01/38	1/26 at 100.00	BBB+	804,419
1,150	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/33	1/25 at 100.00	BBB+	1,214,492
10,125	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%, 1/01/44 (UB)	1/29 at 100.00	BBB+	10,621,631
405	DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project, Green Series 2020,	5/30 at 100.00	A1	325,875
	3.000%, 5/15/47
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond
	Trust 2016-XF2339:
1,540	16.984%, 9/01/38, 144A (IF)	9/22 at 100.00	AA+	1,610,594
1,605	20.933%, 9/01/38, 144A (IF)	9/22 at 100.00	AA+	1,696,774
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender
	Option Bond Trust 2015-XF0076:
150	16.500%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	156,086
690	16.500%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	717,993
20,830	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB	22,487,443
1,380	Illinois State, General Obligation Bonds, November Series 2019B, 4.000%, 11/01/34	11/29 at 100.00	BBB	1,344,396
2,125	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/29 at 100.00	BBB+	1,956,381
	Bonds, Refunding Series 2020A, 4.000%, 6/15/50
8,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	No Opt. Call	AA	1,527,840
	Bonds, Series 2017B, 0.000%, 12/15/56 – AGM Insured
190	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US	8/22 at 100.00	B	190,718
	Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)
64,990	Total Illinois			61,345,545
	Indiana – 2.5%
2,000	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds,	6/30 at 100.00	N/R	1,875,720
	Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%,
	6/01/55, 144A
1,500	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	A– (5)	1,541,760
	Project, Series 2013A, 5.000%, 7/01/35 (Pre-refunded 7/01/23) (AMT)
4,375	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus	2/29 at 100.00	AAA	4,234,169
	Bonds, Courthouse & Jail Project, Series 2019A, 3.840%, 2/01/54 UB
400	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series	1/24 at 100.00	N/R	419,792
	2013, 7.000%, 1/01/44 (AMT)
8,275	Total Indiana			8,071,441
	Iowa – 0.4%
155	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/23 at 100.00	BB–	163,603
	Company Project, Series 2013, 5.250%, 12/01/25
995	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/22 at 103.00	BB–	1,040,123
	Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)
1,150	Total Iowa			1,203,726

NEV	Nuveen Enhanced Municipal Value Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Kansas – 1.6%
$ 2,085	Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel,	3/29 at 100.00	BB–	$ 2,040,652
	Refunding & improvement Series 2019, 5.000%, 3/01/44
3,565	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at	12/22 at 100.00	N/R	1,867,525
	Lionsgate Project, Series 2012, 6.000%, 12/15/32
1,130	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A1	1,197,416
6,780	Total Kansas			5,105,593
	Kentucky – 1.0%
1,000	Hardin County, Kentucky, Hospital Revenue Bonds, Hardin Memorial Hospital Project,	8/23 at 100.00	AA (5)	1,042,390
	Series 2013, 5.700%, 8/01/39 (Pre-refunded 8/01/23) – AGM Insured
2,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky	7/25 at 100.00	BBB+	2,105,760
	Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45
3,000	Total Kentucky			3,148,150
	Louisiana – 6.5%
500	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery	6/28 at 100.00	N/R	513,085
	Health Sciences Academy Project, Series 2018A, 5.625%, 6/15/48, 144A
2,585	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue	12/29 at 100.00	AA	2,646,833
	Bonds, Series 2019B, 4.000%, 12/01/38 – AGM Insured
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	2/24 at 100.00	A+ (5)	2,070,860
	Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A,
	4.375%, 2/01/39 (Pre-refunded 2/01/24)
1,215	Louisiana Local Government Environmental Facilities and Community Development Authority,	10/25 at 100.00	AA	1,302,723
	Revenue Bonds, Louisiana Tech University Student Housing & Recreational Facilities/Innovative
	Student Facilities, 5.000%, 10/01/33 – AGM Insured
1,500	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation	5/30 at 100.00	A	1,443,000
	Project, Series 2020A, 4.000%, 5/15/49
1,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries	7/27 at 100.00	A	1,081,040
	of Our Lady Health System, Series 2017A, 5.000%, 7/01/47
1,000	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship	7/26 at 100.00	A	1,041,040
	Properties LLC – Louisiana State University Nicolson Gateway Project, Series 2016A,
	5.000%, 7/01/56
3,305	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series	5/23 at 100.00	A3	3,330,415
	2008, 4.250%, 12/01/38
2,050	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy	5/22 at 100.00	N/R	2,054,736
	Foundation Project, Series 2011A, 7.750%, 12/15/31
	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project,
	Refunding Series 2017:
2,835	0.000%, 10/01/31 (7)	No Opt. Call	Baa1	2,683,554
1,775	0.000%, 10/01/36 (7)	10/33 at 100.00	Baa1	1,677,038
1,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal	1/27 at 100.00	A2	1,037,010
	Project, Series 2017B, 5.000%, 1/01/48 (AMT)
330	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation	No Opt. Call	BBB–	326,205
	Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)
21,095	Total Louisiana			21,207,539
	Maryland – 0.2%
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater	7/31 at 100.00	A+	794,990
	Baltimore Medical Center, Series 2021A, 3.000%, 7/01/46 (UB)
	Massachusetts – 0.9%
1,800	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A,	10/26 at 100.00	Baa2	1,928,016
	5.000%, 10/01/34
530	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K,	7/22 at 100.00	AA	532,374
	Series 2013, 5.000%, 7/01/25 (AMT)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$ 1,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2021B, 2.125%,	4/31 at 100.00	Aa1	$ 640,240
	4/01/51 (UB) (4)
3,330	Total Massachusetts			3,100,630
	Michigan – 0.0%
10	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2003A, 5.000%,	5/22 at 100.00	A1	10,029
	7/01/34 – NPFG Insured
	Missouri – 0.3%
825	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson	11/25 at 100.00	N/R	770,806
	Shoppes Redevelopment Project, Refunding Series 2017A, 3.900%, 11/01/29
55	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities	3/27 at 100.00	BBB–	57,884
	Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/36
880	Total Missouri			828,690
	Montana – 0.8%
	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell
	Regional Medical Center, Series 2018B:
1,255	5.000%, 7/01/29	7/28 at 100.00	BBB	1,365,076
1,235	5.000%, 7/01/30	7/28 at 100.00	BBB	1,339,370
2,490	Total Montana			2,704,446
	New Jersey – 13.8%
2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government	12/27 at 100.00	Baa1	2,638,300
	Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/42
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW:
40	5.250%, 6/15/40 (Pre-refunded 6/15/25)	6/25 at 100.00	N/R (5)	43,287
755	5.250%, 6/15/40	6/25 at 100.00	Baa1	791,451
2,175	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	6/27 at 100.00	Baa1	2,285,621
	2017DDD, 5.000%, 6/15/42 (UB)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
530	5.125%, 9/15/23 (AMT)	8/22 at 101.00	Ba3	538,909
1,650	5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	1,674,189
2,155	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark	10/27 at 100.00	Baa3	2,276,003
	Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/37 (AMT)
9,640	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health	7/29 at 100.00	A+	7,446,225
	System Obligated Group, Series 2019, 3.000%, 7/01/49 (UB), (4)
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding	No Opt. Call	Baa1	10,702,200
	Series 2006C, 0.000%, 12/15/36 – AMBAC Insured, (UB), (4)
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/28 at 100.00	Baa1	16,081,800
	2018A, 5.000%, 12/15/34 (UB) (4)
755	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BB+	788,311
	Bonds, Series 2018B, 5.000%, 6/01/46
55,200	Total New Jersey			45,266,296
	New York – 13.9%
500	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of	9/25 at 100.00	N/R	525,995
	Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
350	Jefferson County Civic Facility Development Corporation, New York, Revenue Bonds,	11/27 at 100.00	BB	328,878
	Samaritan Medical Center Project, Series 2017A, 4.000%, 11/01/42
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond	No Opt. Call	N/R	1,501,695
	Anticipation Note Series 2019B-1, 5.000%, 5/15/22
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John	5/22 at 100.00	A–	1,002,350
	Fisher College, Series 2011, 6.000%, 6/01/34

NEV	Nuveen Enhanced Municipal Value Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 1,000	New York City Housing Development Corp, 3.050%, 5/01/50 (UB) (4)	5/27 at 100.00	AA+	$ 810,890
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes
	Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
1,000	2.000%, 1/01/38 – AGM Insured (UB), (4)	1/31 at 100.00	AA	713,350
2,000	2.000%, 1/01/38 – AGM Insured	1/31 at 100.00	AA	1,426,700
2,855	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 4.000%, 8/01/37	8/30 at 100.00	AA	2,880,666
500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	512,015
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A
15,000	New York State Urban Development Corporation, State Sales Tax Revenue Bonds, Series	9/29 at 100.00	AA+	12,356,550
	2019A, 3.000%, 3/15/49 (UB)
10,000	New York State Urban Development Corporation, State Sales Tax Revenue Bonds, Series	9/31 at 100.00	AA+	8,197,100
	2021A, 3.000%, 3/15/50 (UB)
	New York Transportation Development Corporation, New York, Special Facilities Bonds,
	LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
4,000	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	3,992,920
2,105	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	2,170,444
1,100	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta	1/28 at 100.00	Baa3	1,153,141
	Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, 5.000%,
	1/01/33 (AMT)
4,115	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred	7/30 at 100.00	Aa3	3,942,911
	Twenty-One Series 2020, 4.000%, 7/15/50 (AMT) (UB) (4)
2,000	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior	11/31 at 100.00	AA+	1,975,280
	Lien Series 2021C-3, 4.000%, 5/15/51 (UB) (4)
2,150	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,168,125
51,175	Total New York			45,659,010
	North Carolina – 0.8%
1,000	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Refunding	6/31 at 100.00	AA+	827,530
	Series 2021A, 3.000%, 6/01/48 (UB) (4)
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien
	Series 2019:
875	4.000%, 1/01/55 – AGM Insured	1/30 at 100.00	AA	879,541
1,000	4.000%, 1/01/55	1/30 at 100.00	Aa1	971,490
2,875	Total North Carolina			2,678,561
	North Dakota – 0.9%
3,750	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System	12/31 at 100.00	AA	2,997,638
	Obligated Group, Series 2021, 3.000%, 12/01/46 – AGM Insured
	Ohio – 7.5%
8,375	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 22.36	N/R	1,111,865
	Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2,
	0.000%, 6/01/57
5,480	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	BBB+	4,034,540
	Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48
3,220	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	3,136,409
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
310	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds,	12/29 at 100.00	BBB–	312,458
	Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51
10,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series	5/25 at 100.00	AA+	10,620,200
	2015, 5.000%, 5/15/40 (UB) (4)
295	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	266,482
	FirstEnergy Generation Corporation Project, Refunding Series 2009D, 3.375%, 8/01/29
	(Mandatory Put 9/15/21)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 6,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	$ 7,500
	FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)
860	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	860,740
	FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory
	Put 6/01/22)
5,000	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series	7/31 at 100.00	A	3,933,400
	2021A, 3.000%, 1/15/46 (UB)
375	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	375,323
	Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)
60	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	60,052
	Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)
39,975	Total Ohio			24,718,969
	Oklahoma – 2.2%
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine
	Project, Series 2018B:
440	5.000%, 8/15/38	8/28 at 100.00	Baa3	450,547
5,000	5.500%, 8/15/52	8/28 at 100.00	Baa3	5,265,000
1,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc.,	6/25 at 100.00	B–	1,543,410
	Refunding Series 2015, 5.000%, 6/01/35 (AMT) (Mandatory Put 6/01/25)
6,940	Total Oklahoma			7,258,957
	Pennsylvania – 7.2%
1,050	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	1,050,956
	Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35
	(Mandatory Put 7/01/22)
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	2,500
	Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (6)
1,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	4/31 at 100.00	N/R	813,320
	Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory
	Put 4/01/21)
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master
	Settlement, Series 2018:
4,000	5.000%, 6/01/32 (UB)	6/28 at 100.00	A1	4,342,480
2,260	5.000%, 6/01/33 UB (4)	6/28 at 100.00	A1	2,446,970
1,275	5.000%, 6/01/34 (UB), (4)	6/28 at 100.00	A1	1,378,224
1,975	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/29 at 100.00	AA	1,921,320
	Pennsylvania Health System, Series 2019, 4.000%, 8/15/49
130	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University	7/26 at 100.00	Baa3	134,577
	Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania,
	Series 2016A, 5.000%, 7/01/31
1,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	No Opt. Call	AA	1,101,310
	Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation
	Series 2009E:
3,530	6.000%, 12/01/30	12/27 at 100.00	A	4,104,860
2,000	6.375%, 12/01/38	12/27 at 100.00	A	2,322,700
4,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds,	5/27 at 100.00	Baa1	4,162,760
	University of the Sciences in Philadelphia, Series 2017, 5.000%, 11/01/47 (UB)
24,220	Total Pennsylvania			23,781,977

NEV	Nuveen Enhanced Municipal Value Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico – 3.7%
$ 75,000	Children’s Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2008A,	5/22 at 7.31	N/R	$ 4,551,750
	0.000%, 5/15/57
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A,	7/22 at 100.00	CCC	1,006,760
	5.750%, 7/01/37
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
1,000	8.600%, 7/01/27 – AMBAC Insured	No Opt. Call	N/R	967,880
1,000	5.250%, 7/01/36 – AGC Insured	No Opt. Call	AA	1,049,030
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
565	0.000%, 7/01/51	7/28 at 30.01	N/R	119,062
2,000	4.750%, 7/01/53	7/28 at 100.00	N/R	2,028,300
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable	7/28 at 100.00	N/R	1,982,260
	Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
500	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1, 4.000%, 7/01/46	7/31 at 103.00	N/R	439,875
83,065	Total Puerto Rico			12,144,917
	South Carolina – 2.4%
7,500	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding	12/26 at 100.00	A	7,955,100
	Series 2016B, 5.000%, 12/01/46 (UB) (4)
	Tennessee – 0.3%
1,000	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle	12/26 at 100.00	N/R	981,000
	Project, Series 2016A, 5.125%, 12/01/42, 144A
155	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C,	No Opt. Call	A	159,957
	5.000%, 2/01/24
1,155	Total Tennessee			1,140,957
	Texas – 3.3%
2,545	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series	11/30 at 100.00	A1	2,584,524
	2020A, 4.000%, 11/01/35
150	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy	11/22 at 100.00	Baa2	151,246
	Inc. Project, Series 2012B, 4.750%, 11/01/42
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	10/31 at 100.00	AA	808,050
	Bonds, Texas Childrens Hospital, Series 2021A, 3.000%, 10/01/51 (UB) (4)
825	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	7/25 at 100.00	Caa1	783,750
	Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project, Series
	2015A, 5.000%, 7/01/47
1,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue	5/22 at 100.00	N/R	625,000
	Bonds, Eden Home Inc., Series 2012, 4.087%, 12/15/47 (6)
1,240	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds,	9/27 at 100.00	Aaa	1,273,381
	Series 2018A, 4.250%, 9/01/48
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue
	Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016:
3,600	5.000%, 12/31/50 (AMT)	12/25 at 100.00	Baa3	3,752,928
805	5.000%, 12/31/55 (AMT)	12/25 at 100.00	Baa3	837,401
11,165	Total Texas			10,816,280
	Utah – 1.0%
3,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2021A, 5.000%,	7/31 at 100.00	N/R	3,215,460
	7/01/51 (AMT)
	Virginia – 3.8%
5,595	Richmond, Virginia, Public Utility Revenue Bonds, Series 2020A, 4.000%, 1/15/38	1/30 at 100.00	Aa1	5,776,166
2,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed	5/22 at 100.00	B–	2,002,560
	Bonds, Series 2007B1, 5.000%, 6/01/47

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 2,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2018E,	12/27 at 100.00	AA+	$ 2,525,075
	4.150%, 12/01/49
1,155	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform	6/27 at 100.00	BBB	1,186,439
	66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)
1,010	Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing,	7/22 at 100.00	BBB	1,016,262
	OPCO LLC Project, Senior Lien Series 2012, 5.500%, 1/01/42 (AMT)
12,260	Total Virginia			12,506,502
	Washington – 3.3%
5,000	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016B, 5.000%,	4/26 at 100.00	Aa2	5,351,500
	10/01/31 (AMT) (UB), (4)
3,155	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley	12/26 at 100.00	Baa2	3,430,936
	Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/27
135	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	5/22 at 100.00	N/R	131,331
	Series 2013, 5.750%, 4/01/43
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Cancer Center	9/30 at 100.00	A+	1,941,820
	Alliance, Series 2020, 4.000%, 9/01/50
10,290	Total Washington			10,855,587
	Wisconsin – 9.0%
25	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community	6/24 at 100.00	N/R	25,028
	School, North Carolina, Series 2017A, 5.000%, 6/15/37, 144A
170	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina	6/26 at 100.00	N/R	150,249
	Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/36, 144A
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds,
	Lombard Public Facilities Corporation, Second Tier Series 2018B:
69	0.000%, 1/01/46, 144A (6)	No Opt. Call	N/R	1,661
68	0.000%, 1/01/47, 144A (6)	No Opt. Call	N/R	1,543
68	0.000%, 1/01/48, 144A (6)	No Opt. Call	N/R	1,477
67	0.000%, 1/01/49, 144A (6)	No Opt. Call	N/R	1,407
67	0.000%, 1/01/50, 144A (6)	No Opt. Call	N/R	1,307
73	0.000%, 1/01/51, 144A (6)	No Opt. Call	N/R	1,378
1,874	1.000%, 7/01/51, 144A (6)	3/28 at 100.00	N/R	968,023
72	0.000%, 1/01/52, 144A (6)	No Opt. Call	N/R	1,292
71	0.000%, 1/01/53, 144A (6)	No Opt. Call	N/R	1,227
71	0.000%, 1/01/54, 144A (6)	No Opt. Call	N/R	1,163
70	0.000%, 1/01/55, 144A (6)	No Opt. Call	N/R	1,101
69	0.000%, 1/01/56, 144A (6)	No Opt. Call	N/R	1,048
68	0.000%, 1/01/57, 144A (6)	No Opt. Call	N/R	993
67	0.000%, 1/01/58, 144A (6)	No Opt. Call	N/R	939
67	0.000%, 1/01/59, 144A (6)	No Opt. Call	N/R	899
67	0.000%, 1/01/60, 144A (6)	No Opt. Call	N/R	849
66	0.000%, 1/01/61, 144A (6)	No Opt. Call	N/R	798
65	0.000%, 1/01/62, 144A (6)	No Opt. Call	N/R	759
64	0.000%, 1/01/63, 144A (6)	No Opt. Call	N/R	719
64	0.000%, 1/01/64, 144A (6)	No Opt. Call	N/R	689
63	0.000%, 1/01/65, 144A (6)	No Opt. Call	N/R	649
62	0.000%, 1/01/66, 144A (6)	No Opt. Call	N/R	598
808	0.000%, 1/01/67, 144A (6)	No Opt. Call	N/R	7,128
1,690	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American	No Opt. Call	N/R	1,607,224
	Dream @ Meadowlands Project, Series 2017A, 3.125%, 8/01/27, 144A (6)
1,350	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American	12/27 at 100.00	N/R	1,290,668
	Dream @ Meadowlands Project, Series 2017, 7.000%, 12/01/50, 144A
160	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc.,	12/27 at 100.00	BBB–	170,738
	Series 2017A, 5.200%, 12/01/37

NEV	Nuveen Enhanced Municipal Value Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 2,905	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing	7/25 at 100.00	BBB–	$ 2,999,877
	Foundation – Cullowhee LLC – Western California University Project, Series 2015A,
	5.000%, 7/01/35
1,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A,	No Opt. Call	AA	694,730
	0.000%, 12/15/31
1,290	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert	10/22 at 100.00	AA	1,332,493
	Community Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118, 15.577%,
	4/01/42, 144A (IF) (4)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,
	Ascension Health Alliance Senior Credit Group, Series 2016A:
10,000	5.000%, 11/15/35 (UB) (4)	5/26 at 100.00	AA+	10,436,370
5,000	5.000%, 11/15/36 (UB) (4)	5/26 at 100.00	AA+	5,364,700
3,000	5.000%, 11/15/39 (UB) (4)	5/26 at 100.00	AA+	3,211,770
25	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Monroe	8/25 at 100.00	N/R (5)	26,917
	Clinic Inc., Refunding Series 2016, 5.000%, 2/15/28 (Pre-refunded 8/15/25)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three
	Pillars Senior Living Communities, Refunding Series 2013:
85	5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	A (5)	88,075
1,005	5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	BBB+ (5)	1,041,361
31,805	Total Wisconsin			29,437,847
$ 593,107	Total Municipal Bonds (cost $488,631,758)			461,432,136

Shares	Description (1)	Value
	COMMON STOCKS – 5.1%
	Independent Power & Renewable Electricity Producers – 5.1%
258,655	Energy Harbor Corp (8), (9), (10)	$ 16,731,875
	Total Common Stocks (cost $7,346,611)	16,731,875
	Total Long-Term Investments (cost $495,978,369)	478,164,011
	Floating Rate Obligations – (48.4)%	(159,214,000)
	Other Assets Less Liabilities – 2.9%	9,980,242
	Net Assets Applicable to Common Shares – 100%	$ 328,930,253

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; and Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 0.000%, 12/01/23.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 3 - Investment Valuation and Fair Value Measurements for more information.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See	accompanying notes to financial statements.

Statement of Assets and Liabilities

April 30, 2022 (Unaudited)

	NUV	NUW	NMI	NEV
Assets
Long-term investments, at value (cost $1,939,155,356, $269,576,552,
$101,630,739 and $495,978,369, respectively)	$1,967,679,074	$274,176,851	$ 99,027,170	$478,164,011
Short-term investments, at value (cost approximates value)	—	—	1,000,000	—
Cash	371,966	1,376,740	977,724	2,164,848
Cash collateral at brokers for investments in futures(1)	—	364,641	—	—
Receivable for:
Interest	22,863,663	3,095,223	1,303,203	7,880,445
Investments sold	8,256,489	400,000	774,687	2,315,319
Variation margin on futures contracts	—	41,438	—	—
Deferred offering costs	—	—	111,370	—
Other assets	486,268	1,782	107	114,431
Total assets	1,999,657,460	279,456,675	103,194,261	490,639,054
Liabilities
Floating rate obligations	21,480,000	3,185,000	—	159,214,000
Payable for:
Dividends	5,341,553	682,517	240,939	1,266,816
Interest	45,310	5,216	—	876,459
Investments purchased - regular settlement	—	—	532,239	—
Investments purchased - when-issued/delayed-delivery settlement	—	—	508,185	—
Accrued expenses:
Management fees	712,377	127,748	51,672	257,652
Custody expense	222,513	76,145	25,186	56,466
Directors/Trustees fees	499,459	3,668	775	37,408
Shelf offering costs	—	—	76,464	—
Other	196,605	68,042	32,082	—
Total liabilities	28,497,817	4,148,336	1,467,542	161,708,801
Commitments and contingencies (as disclosed in Note 8)
Net assets applicable to common shares	$1,971,159,643	$275,308,339	$101,726,719	$328,930,253
Common shares outstanding	207,541,595	17,951,336	10,046,142	24,959,414
Net asset value (“NAV”) per common share outstanding	$ 9.50	$ 15.34	$ 10.13	$ 13.18
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$ 2,075,416	$ 179,513	$ 100,461	$ 249,594
Paid-in-surplus	1,963,547,906	268,657,661	105,270,661	347,239,933
Total distributable earnings	5,536,321	6,471,165	(3,644,403)	(18,559,274)
Net assets applicable to common shares	$1,971,159,643	$275,308,339	$101,726,719	$328,930,253
Authorized common shares	350,000,000	Unlimited	200,000,000	Unlimited

(1)	Cash pledged to collateralize the net payment obligations for investments in derivatives.

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended April 30, 2022 (Unaudited)

	NUV	NUW	NMI	NEV
Investment Income	$ 39,185,789	$ 5,002,327	$ 2,032,652	$ 9,754,568
Expenses
Management fees	4,475,898	821,404	330,610	1,655,302
Interest expense	93,528	14,995	303	618,194
Custodian expenses, net	84,044	42,690	9,588	18,567
Directors/Trustees fees	31,214	4,416	1,624	5,494
Professional fees	52,357	39,027	19,433	37,850
Shareholder reporting expenses	89,697	17,208	11,004	13,968
Shareholder servicing agent fees	118,997	571	3,456	550
Stock exchange listing fees	31,977	3,682	4,969	3,710
Investor relations expenses	48,697	6,857	2,698	8,406
Reorganization expenses	—	8,523	—	288,000
Other	20,016	9,234	8,383	7,420
Total expenses	5,046,425	968,607	392,068	2,657,461
Net investment income (loss)	34,139,364	4,033,720	1,640,584	7,097,107
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(11,893,739)	(303,597)	(1,021,161)	(297,279)
Futures contracts	—	1,202,607	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	(219,741,651)	(34,085,335)	(10,496,025)	(62,737,187)
Futures contracts	—	1,014,218	—	—
Net realized and unrealized gain (loss)	(231,635,390)	(32,172,107)	(11,517,186)	(63,034,466)
Net increase (decrease) in net assets applicable to common shares
from operations	$(197,496,026)	$(28,138,387)	$ (9,876,602)	$(55,937,359)

See accompanying notes to financial statements.

Statement of Changes in Net Assets

	NUV		NUW
	Six Month		Six Month
	Ended		Ended
	4/30/22	Year Ended	4/30/22	Year Ended
	(Unaudited)	10/31/21	(Unaudited)	10/31/21
Operations
Net investment income (loss)	$ 34,139,364	$ 72,777,158	$ 4,033,720	$ 7,759,026
Net realized gain (loss) from:
Investments	(11,893,739)	6,565,768	(303,597)	2,459,384
Futures contracts	—	—	1,202,607	726,757
Change in net unrealized appreciation (depreciation) of:
Investments	(219,741,651)	22,668,067	(34,085,335)	5,037,877
Futures contracts	—	—	1,014,218	335,646
Net increase (decrease) in net assets applicable to common shares
from operations	(197,496,026)	102,010,993	(28,138,387)	16,318,690
Distributions to Common Shareholders
Dividends	(34,866,987)	(74,633,069)	(7,645,474)	(8,014,507)
Decrease in net assets applicable to common shares from
distributions to common shareholders	(34,866,987)	(74,633,069)	(7,645,474)	(8,014,507)
Capital Share Transactions
Proceeds from shelf offering, net of offering costs and adjustments	—	—	—	—
Net proceeds from common shares issued to common shareholders
due to reinvestment of distributions	347,096	4,693,703	—	—
Issued in the Reorganizations	—	—	—	41,997,759
Net increase (decrease) in net assets applicable to common shares
from capital share transactions	347,096	4,693,703	—	41,997,759
Net increase (decrease) in net assets applicable to common shares	(232,015,917)	32,071,627	(35,783,861)	50,301,942
Net assets applicable to common shares at the beginning of period	2,203,175,560	2,171,103,933	311,092,200	260,790,258
Net assets applicable to common shares at the end of period	$1,971,159,643	$2,203,175,560	$275,308,339	$311,092,200

See accompanying notes to financial statements.

	NMI		NEV
	Six Month		Six Month
	Ended		Ended
	4/30/22	Year Ended	4/30/22	Year Ended
	(Unaudited)	10/31/21	(Unaudited)	10/31/21
Operations
Net investment income (loss)	$ 1,640,584	$ 3,517,318	$ 7,097,107	$ 17,201,404
Net realized gain (loss) from:
Investments	(1,021,161)	211,181	(297,279)	342,738
Futures contracts	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	(10,496,025)	1,485,410	(62,737,187)	24,590,671
Futures contracts	—	—	—	—
Net increase (decrease) in net assets applicable to common shares
from operations	(9,876,602)	5,213,909	(55,937,359)	42,134,813
Distributions to Common Shareholders
Dividends	(1,617,287)	(3,639,056)	(8,833,137)	(23,993,952)
Decrease in net assets applicable to common shares from
distributions to common shareholders	(1,617,287)	(3,639,056)	(8,833,137)	(23,993,952)
Capital Share Transactions
Proceeds from shelf offering, net of offering costs and adjustments	(9,169)	9,576,034	—	—
Net proceeds from common shares issued to common shareholders
due to reinvestment of distributions	38,776	115,887	—	147,345
Issued in the Reorganizations	—	—	—	—
Net increase (decrease) in net assets applicable to common shares
from capital share transactions	29,607	9,691,921	—	147,345
Net increase (decrease) in net assets applicable to common shares	(11,464,282)	11,266,774	(64,770,496)	18,288,206
Net assets applicable to common shares at the beginning of period	113,191,001	101,924,227	393,700,749	375,412,543
Net assets applicable to common shares at the end of period	$101,726,719	$113,191,001	$328,930,253	$393,700,749

See accompanying notes to financial statements.

Statement of Cash Flows

Six Months Ended April 30, 2022 (Unaudited)

NEV
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$(55,937,359)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(20,737,909)
Proceeds from sales and maturities of investments	24,761,833
Amortization (Accretion) of premiums and discounts, net	1,042,668
(Increase) Decrease in:
Receivable for interest	(23,675)
Receivable for investments sold	5,151,074
Other assets	(79,674)
Increase (Decrease) in:
Payable for interest	536,902
Investments purchased - when-issued/delayed-delivery settlement	(1,011,667)
Accrued custody expenses	(3,212)
Accrued Directors/Trustees fees	296
Accrued management fees	(32,263)
Accrued other expenses	(51,590)
Net realized (gain) loss from investments	297,279
Change in net unrealized (appreciation) depreciation of investments	62,737,187
Net cash provided by (used in) operating activities	16,649,890
Cash Flow from Financing Activities:
Proceeds from floating rate obligations	297,000
(Repayment of) borrowings	(5,900,000)
Cash distributions paid to common shareholders	(8,969,354)
Net cash provided by (used in) financing activities	(14,572,354)
Net Increase (Decrease) in Cash and Cash Collateral at Brokers	2,077,536
Cash and cash collateral at brokers at the beginning of period	87,312
Cash and cash collateral at brokers at the end of period	2,164,848
Supplemental Disclosures of Cash Flow Information	NEV
Cash paid for interest (excluding amortization of offering costs)	$ 74,093
Non-cash financing activities not included herein consists of reinvestments of common share distributions	—

See accompanying notes to financial statements.

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Financial Highlights

Selected data for a common share outstanding throughout each period:

					Less Distributions
		Investment Operations			to Common Shareholders				Common Share
									Premium
									from
						From			Shares
	Beginning	Net	Net		From	Accumu-			Sold
	Common	Investment	Realized/		Net	lated Net		Shelf	through		Ending
	Share	Income	Unrealized		Investment	Realized		Offering	Shelf	Ending	Share
	NAV	(Loss)	Gain (Loss)	Total	Income	Gains	Total	Costs	Offering	NAV	Price
NUV
Year Ended 10/31:
2022(e)	$10.62	$0.16	$(1.11)	$(0.95)	$(0.17)	$ —	$(0.17)	$ —	$ —	$ 9.50	$ 9.19
2021	10.48	0.35	0.15	0.50	(0.36)	—	(0.36)	—	—	10.62	11.21
2020	10.57	0.37	(0.09)	0.28	(0.37)	—	(0.37)	—	—	10.48	10.81
2019	9.84	0.37	0.73	1.10	(0.37)	—	(0.37)	—	—	10.57	10.43
2018	10.30	0.38	(0.45)	(0.07)	(0.39)	—	(0.39)	—	—	9.84	9.18
2017	10.39	0.40	(0.10)	0.30	(0.39)	—	(0.39)	—	—	10.30	10.12
NUW
Year Ended 10/31:
2022(e)	17.33	0.22	(1.79)	(1.57)	(0.23)	(0.19)	(0.42)	—	—	15.34	14.40
2021	16.81	0.45	0.54	0.99	(0.47)	—	(0.47)	—*	—	17.33	16.76
2020	16.90	0.47	(0.08)	0.39	(0.48)	—	(0.48)	—	—	16.81	16.21
2019	15.88	0.60	1.16	1.76	(0.65)	(0.10)	(0.75)	—	0.01	16.90	16.83
2018	16.99	0.70	(0.92)	(0.22)	(0.72)	(0.18)	(0.90)	—	0.01	15.88	14.36
2017	17.22	0.75	(0.26)	0.49	(0.73)	—	(0.73)	(0.01)	0.02	16.99	17.17

(a)	Total Return Based on Common Shares NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

			Common Share Supplemental Data/
			Ratio Applicable to Common Shares
Common Share
Total Returns			Ratios to Average Net Assets

	Based	Ending
Based	on	Net		Net	Portfolio
on	Share	Assets		Investment	Turnover
NAV(a)	Price(a)	(000)	Expenses(b)	Income (Loss)	Rate(c)

(9.06)%	(16.62)%	$1,971,160	0.48%**	3.21%**	12%
4.79	7.19	2,203,176	0.48	3.27	11
2.72	7.41	2,171,104	0.51	3.52	11
11.35	17.92	2,186,923	0.54	3.63	13
(0.71)	(5.55)	2,035,221	0.54	3.76	20
3.03	5.48	2,130,046	0.52	3.89	17

(9.23)	(11.80)	275,308	0.65**	2.71**	3
5.89	6.31	311,092	0.68(d)	2.60(d)	10
2.33	(0.77)	260,790	0.78(d)	2.79(d)	13
11.38	22.81	262,190	0.73	3.61	31
(1.31)	(11.54)	244,612	0.80	4.26	30
3.02	5.71	256,281	0.81	4.45	16

(b)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 4 – Portfolio Securities and Investments in Derivatives), where applicable, as follows:
	Ratios of Interest Expense to		Ratios of Interest Expense to
	Average Net Assets Applicable		Average Net Assets Applicable
NUV	to Common Shares	NUW	to Common Shares
Year Ended 10/31:		Year Ended 10/31:
2022(e)	0.01%	2022(e)	0.01%
2021	0.01	2021	0.01
2020	0.02	2020	0.01
2019	0.04	2019	0.07
2018	0.03	2018	0.10
2017	0.01	2017	0.06

(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(d)	During the period ended October 31, 2021 and October 31, 2020, the Adviser voluntarily reimbursed the Fund for certain expenses incurred in connection with a common shares equity shelf program. As a result, the Expenses and Net Investment Income (Loss) Ratios to Average Net Assets reflect the voluntary expense reimbursement from Adviser. The Expenses and Net Investment Income (Loss) Ratios to Average Net Assets excluding this expense reimbursement from Adviser were as follows:

Ratios to Average Net Assets
		Net
		Investment
NUW	Expenses	Income (Loss)
Year Ended 10/31:
2022(e)	0.65%**	2.71%**
2021	0.68	2.60
2020	0.82	2.75

(e)	For the six months ended April 30, 2022.
*	Value rounds to zero.
**	Annualized

See accompanying notes to financial statements.

Financial Highlights (continued)

Selected data for a common share outstanding throughout each period:

					Less Distributions
		Investment Operations			to Common Shareholders				Common Share
									Premium
									from
						From			Shares
	Beginning	Net	Net		From	Accumu-			Sold
	Common	Investment	Realized/		Net	lated Net		Shelf	through		Ending
	Share	Income	Unrealized		Investment	Realized		Offering	Shelf	Ending	Share
	NAV	(Loss)	Gain (Loss)	Total	Income	Gains	Total	Costs	Offering	NAV	Price
NMI
Year Ended 10/31:
2022(d)	$11.27	$0.16	$(1.14)	$(0.98)	$(0.16)	$ —*	$(0.16)	$ —	$ —	$10.13	$ 9.42
2021	11.08	0.37	0.20	0.57	(0.38)	—	(0.38)	—	—	11.27	11.65
2020	11.32	0.41	(0.20)	0.21	(0.41)	(0.04)	(0.45)	—	—*	11.08	11.31
2019	10.92	0.43	0.47	0.90	(0.43)	(0.07)	(0.50)	—	—*	11.32	11.33
2018	11.38	0.43	(0.43)	—	(0.46)	—	(0.46)	(0.01)	0.01	10.92	10.09
2017	11.61	0.48	(0.22)	0.26	(0.49)	—	(0.49)	(0.01)	0.01	11.38	11.45
NEV
Year Ended 10/31:
2022(d)	15.77	0.28	(2.52)	(2.24)	(0.33)	(0.02)	(0.35)	—	—	13.18	12.00
2021	15.05	0.69	0.99	1.68	(0.73)	(0.23)	(0.96)	—	—	15.77	15.52
2020	15.23	0.71	(0.18)	0.53	(0.71)	—	(0.71)	—	—	15.05	14.61
2019	14.24	0.73	0.94	1.67	(0.68)	—	(0.68)	—	—	15.23	14.60
2018	15.03	0.75	(0.77)	(0.02)	(0.77)	—	(0.77)	—	—	14.24	12.70
2017	15.58	0.82	(0.55)	0.27	(0.82)	—	(0.82)	—	—	15.03	14.28

(a)	Total Return Based on Common Shares NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

			Common Share Supplemental Data/
			Ratio Applicable to Common Shares
Common Share
Total Returns			Ratios to Average Net Assets

	Based	Ending
Based	on	Net		Net	Portfolio
on	Share	Assets		Investment	Turnover
NAV(a)	Price(a)	(000)	Expenses(b)	Income (Loss)	Rate(c)

(8.78)%	(17.90)%	$101,727	0.72%**	3.00%**	19%
5.18	6.51	113,191	0.73	3.23	15
1.86	3.87	101,924	0.74	3.70	15
8.45	17.61	99,822	0.79	3.83	10
(0.05)	(8.14)	95,396	0.89	3.87	17
2.34	(2.04)	97,138	0.79	4.23	12

(14.42)	(20.71)	328,930	1.42**	3.80**	4
11.37	12.86	393,701	1.14	4.36	13
3.55	5.03	375,413	1.41	4.73	19
11.92	20.66	379,961	1.61	4.92	11
(0.17)	(5.93)	355,342	1.42	5.14	15
1.93	2.50	375,081	1.14	5.47	8

(b)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 4 – Portfolio Securities and Investments in Derivatives), where applicable, as follows:

NMI		NEV
Year Ended 10/31:		Year Ended 10/31:
2022(d)	—%	2022(d)	0.33%
2021	—	2021	0.22
2020	—	2020	0.45
2019	—	2019	0.61
2018	—	2018	0.40
2017	—	2017	0.17

(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(d)	For the six months ended April 30, 2022.
*	Value rounds to zero.
**	Annualized

See accompanying notes to financial statements.

Notes to

Financial Statements (Unaudited)

1. General Information

Fund Information

The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

• Nuveen Municipal Value Fund, Inc. (NUV)

• Nuveen AMT-Free Municipal Value Fund (NUW)

• Nuveen Municipal Income Fund, Inc. (NMI)

• Nuveen Enhanced Municipal Value Fund (NEV)

The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. NUV and NMI were incorporated under the state laws of Minnesota on April 8, 1987 and February 26, 1988, respectively. NUW and NEV were organized as Massachusetts business trusts on November 19, 2008 and July 27, 2009, respectively.

Current Fiscal Period

The end of the reporting period for the Funds is April 30, 2022, and the period covered by these Notes to Financial Statements is the six months ended April 30, 2022 (the “current fiscal period”).

Investment Adviser and Sub-Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Fund Reorganization

During December 2021, the Board of Trustees (the “Board”) of NEV and Nuveen Municipal Credit Income Fund (NZF) approved the merger of NEV the “Target Fund”) into NZF (the “Acquiring Fund”) (the “Reorganization”). The Reorganization is intended to create one larger fund with lower operating expenses and increased trading volume on the exchange for common shares. The Reorganization was approved by shareholders of the Target Fund at a special meeting on April 29, 2022, and was completed before the opening of business on June 6, 2022 (subsequent to the close of this reporting period). See Note 10 – Subsequent Events for further details.

Developments Regarding the Funds’ Control Share By-Law

On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board of Trustees amended the Funds’ by-laws to provide that the Funds’ Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Funds’ Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.

Other Matters

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation

The Funds pay no compensation directly to those of its directors/trustees or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the “Board”) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit

As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

	NUV	NUM	NMI	NEV
Custodian Fee Credit	$866	$377	$234	$1,075

Distributions to Common Shareholders

Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications

Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investments and Investment Income

Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

Notes to Financial Statements (Unaudited) (continued)

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 – Portfolio Securities and Investments in Derivatives.

New Accounting Pronouncements and Rule Issuances

Reference Rate Reform

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework

In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

NUV	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$1,967,679,074	$ —	$1,967,679,074
NUW
Long-Term Investments*:
Municipal Bonds	$ —	$ 273,226,843	$ —	$273,226,843
Common Stock	—	950,008***	—	950,008
Investments in Derivatives:
Futures Contracts****	1,525,151	—	—	1,525,151
Total	$1,525,151	$ 274,176,851	$ —	$275,702,002
NMI
Long-Term Investments*:
Municipal Bonds	$ —	$98,950,395	$ 76,775**	$ 99,027,170
Short-Term Investments*:
Municipal Bonds	—	1,000,000	—	1,000,000
Total	$ —	$99,950,395	$ 76,775	$100,027,170
NEV
Long-Term Investments*:
Municipal Bonds	$ —	$461,432,136	$ —	$461,432,136
Common Stock	—	16,731,875***	—	16,731,875
Total	$ —	$478,164,011	$ —	$478,164,011
*	Refer to the Fund’s Portfolio of Investments for state and/or industry classifications.
**	Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.
***	Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.
****	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 - Portfolio Securities and Investments in Derivatives.

4. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts

Notes to Financial Statements (Unaudited) (continued)

equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations Outstanding	NUV	NUW	NMI	NEV
Floating rate obligations: self-deposited Inverse Floaters	$21,480,000	$3,185,000	$ —	$159,214,000
Floating rate obligations: externally-deposited Inverse Floaters	—	725,000	—	29,775,000
Total	$21,480,000	$3,910,000	$ —	$188,989,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and average annual interest rate and fees related to self-deposited Inverse Floaters, were as follows:

Self-Deposited Inverse Floaters	NUV	NUW	NMI	NEV
Average floating rate obligations outstanding	$28,352,945	$3,185,000	$ —	$159,028,477
Average annual interest rate and fees	0.61%	0.71%	—%	0.77%

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond is not sufficient to pay the purchase price of the Floaters.

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility for any of the Funds.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations – Recourse Trusts	NUV	NUW	NMI	NEV
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$21,480,000	$3,185,000	$ —	$159,214,000
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	—	725,000	—	27,265,000
Total	$21,480,000	$3,910,000	$ —	$186,479,000

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investment Transactions

Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period were as follows:

	NUV	NUW	NMI	NEV
Purchases	$255,114,287	$ 8,290,398	$22,619,980	$20,737,909
Sales and maturities	256,626,523	10,488,652	20,484,749	24,761,833

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/ delayed-delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Investments in Derivatives

In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments, such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Notes to Financial Statements (Unaudited) (continued)

Futures Contracts

Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

During the current reporting period, NUW managed the duration of its portfolio by shorting interest rate futures contracts.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

NUW
Average notional amount of futures contracts outstanding*	$27,072,493

*	The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the fair value of all futures contracts held by the Fund as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		(Liability) Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
NUW
Interest rate	Futures contracts	Receivable for variation margin	1,525,151	—	$ —
		on futures contracts*

* Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the asset and/or liability derivative location as described in the table above.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

			Net Realized	Change in Net Unrealized
	Underlying Risk	Derivative	Gain (Loss) from	Appreciation (Depreciation) of
Fund	Exposure	Instrument	Futures Contracts	Futures Contracts
NUW	Interest rate	Futures contracts	$1,202,607	$1,014,218

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

5. Fund Shares

Common Share Equity Shelf Programs and Offering Costs

The following Funds have each filed registration statements with the SEC authorizing each Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during a prior fiscal period.

Under these Shelf Offerings, the Funds, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above each Fund’s NAV per common share. In the event each Fund’s Shelf Offering registration statement is no longer current, the Funds may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.

Additional authorized common shares, common shares sold and offering proceeds, net of offering costs under each Fund’s Shelf Offering during the Funds’ current and prior fiscal period were as follows:

	NUW		NMI
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	4/30/22	10/31/21	4/30/22	10/31/21
Additional authorized common shares	—	1,500,000*	2,200,000	2,200,000
Common shares sold	—	—	—	834,470
Offering proceeds, net of offering costs	$ —	$ —	$ —	$9,576,034

* Represents additional authorized common shares for the period November 1, 2020 through August 31, 2021.

Costs incurred by the Funds in connection with their initial shelf registrations are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Funds to keep the shelf registration current are expensed as incurred and recognized as a component of “Shelf offering expense” on the Statement of Operations.

Common Share Transactions

Transactions in common shares during the Funds’ current and prior fiscal period, where applicable, were as follows:

NUW
	Six Months	Year
	Ended	Ended
	4/30/22	10/31/21
Common shares:
Issued in the Reorganizations	—	2,435,254

	NUV		NUW		NMI
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/22	10/31/21	4/30/22	10/31/21	4/30/22	10/31/21
Common shares:
Issued to shareholders due to reinvestment of distributions	32,361	434,220	3,430	10,201	—	9,346
Sold through shelf offering	—	—	—	834,470	—	—
Weighted average common share:
Premium to NAV per shelf offering common share sold	—%	—%	—%	2.35%	—%	—%

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Notes to Financial Statements (Unaudited) (continued)

Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation, and in the case of NUW the AMT applicable to individuals.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

As of the end of the reporting period the aggregate cost and net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:

		Gross	Gross	Net Unrealize
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
NUV	$1,914,115,733	$93,785,545	$(61,702,136)	$ 32,083,409
NUW	267,648,014	12,575,217	(7,706,601)	4,868,616
NMI	102,549,307	1,703,938	(4,226,075)	(2,522,137)
NEV	336,897,135	17,148,892	(34,796,703)	(17,647,811)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Unrealized			Other
	Tax-Exempt	Ordinary	Long-Term	Appreciation	Capital Loss	Late-Year Loss	Book-to-Tax
Fund	Income[1]	Income	Capital Gains	(Depreciation)	Carryforwards	Deferrals	Differences	Total
NUV	$8,387,576	$942,228	$ —	$252,522,676	$(18,142,890)	$—	$(5,810,258)	$237,899,332
NUW	415,840	538,802	3,075,337	38,925,149	—	—	(700,102)	42,255,026
NMI	139,993	—	4,909	7,975,737	—	—	(271,153)	7,849,486
NEV	2,032,245	17,233	506,792	45,065,159	—	—	(1,410,207)	46,211,222

1 Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2021 and paid on November 1, 2021.

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total
NUV	$12,424,745	$5,718,145	$18,142,890
NUW	—	—	—
NMI	—	—	—
NEV	—	—	—

7. Management Fees and Other Transactions with Affiliates

Management Fees

Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser and for NUV a gross interest income component. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for NUV is calculated according to the following schedule:

NUV
Average Daily Net Assets	Fund-Level Fee Rate
For the first $500 million	0.1500%
For the next $500 million	0.1250
For net assets over $1 billion	0.1000

In addition, NUV pays an annual management fee, payable monthly, based on gross interest income (excluding interest on bonds underlying a “self-deposited inverse floater” trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) as follows:

NUV
Gross Interest Income	Gross Income Fee Rate
For the first $50 million	4.125%
For the next $50 million	4.000
For gross income over $100 million	3.875

The annual fund-level fee, payable monthly, for NUW, NMI and NEV is calculated according to the following schedules:

NUW
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	0.4000%
For the next $125 million	0.3875
For the next $250 million	0.3750
For the next $500 million	0.3625
For the next $1 billion	0.3500
For the next $3 billion	0.3250
For managed assets over $5 billion	0.3125

NMI
Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	0.4500%
For the next $125 million	0.4375
For the next $250 million	0.4250
For the next $500 million	0.4125
For the next $1 billion	0.4000
For the next $3 billion	0.3750
For net assets over $5 billion	0.3625

NEV
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	0.4500%
For the next $125 million	0.4375
For the next $250 million	0.4250
For the next $500 million	0.4125
For the next $1 billion	0.4000
For the next $3 billion	0.3750
For managed assets over $5 billion	0.3625

Notes to Financial Statements (Unaudited) (continued)

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets (net assets for NUV and NMI):

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*	For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of April 30, 2022, the complex-level fee rate for each Fund was 0.1557%.

Other Transactions with Affiliates

Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:

Cross-Trades	NUV	NMI
Purchases	$10,186,676	$6,173,595
Sales	—	6,162,390
Realized gain (loss)	—	—

8. Commitments and Contingencies

In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.

From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s) the Fund is subject to, including those described within this report, are unlikely to have a material impact to any of the Fund’s financial statements.

9. Borrowing Arrangements

Committed Line of Credit

The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multifactor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2022 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Prior to June 23, 2021, the drawn interest rate was equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Participating Funds also incurred a 0.05% upfront fee on the increase of the $230 million commitment amount during the reporting period. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the”Adviser and the Board of each Participating Fund.

During the current fiscal period, the following Funds utilized this facility. Each Fund’s maximum outstanding balance during the utilization period was as follows:

	NUV	NUW	NMI	NEV
Maximum outstanding balance	$7,723,370	$2,587,233	$156,188	$5,900,000

During each Fund’s utilization period(s), during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

	NUV	NUW	NMI	NEV
Utilization period (days outstanding)	3	3	3	30
Average daily balance outstanding	$7,723,370	$2,587,233	$156,188	$3,740,000
Average annual interest rate	1.27%	1.27%	1.27%	1.11%

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.

Inter-Fund Borrowing and Lending

The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

Notes to Financial Statements (Unaudited) (continued)

10. Subsequent Events

Fund Reorganization

As noted in Note 1 – General Information, before the opening of business on June 6, 2022 NEV merged into NZF. The net assets of NEV were $337,312,370 prior to the closing of the Reorganization.

Upon the closing of the Reorganization, NEV transferred its assets to NZF in exchange for common shares of NZF and the assumption by NZF of the liabilities of NEV. NEV was then liquidated, dissolved and terminated in accordance with its Declaration of Trust. Shareholders of NEV became shareholders of NZF. Holders of common shares of NEV received newly issued common shares of NZF, the aggregate NAV of which is equal to the aggregate NAV of the common shares of NEV held immediately prior to the Reorganization (including for this purpose fractional Acquiring Fund shares to which shareholders would be entitled).

Committed Line of Credit

During June 2022, the Participating Funds renewed the standby credit facility through June 2023. In conjunction with this renewal the commitment amount increased from $2.635 billion to $2.700 billion. The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. All other terms remain unchanged.

Risk Considerations (Unaudited)

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.

Nuveen Municipal Value Fund, Inc. (NUV)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. These and other risk considerations such as tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NUV.

Nuveen AMT-Free Municipal Value Fund (NUW)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. These and other risk considerations such as tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NUW.

Nuveen Municipal Income Fund, Inc. (NMI)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. These and other risk considerations such as tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NMI.

Nuveen Enhanced Municipal Value Fund (NEV)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. The Fund uses only inverse floaters for its leverage, increasing its exposure to interest rate risk and credit risk, including counter-party credit risk. These and other risk considerations such as tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NEV.

Additional Fund Information (Unaudited)

Board of Directors/Trustees
Jack B. Evans	William C. Hunter	Amy B. R. Lancellotta	Joanne T. Medero	Albin F. Moschner	John K. Nelson
Judith M. Stockdale	Carole E. Stone	Matthew Thornton III	Terence J. Toth	Margaret L. Wolff	Robert L. Young

Investment Adviser	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	Chicago, IL 60603	KPMG LLP	Computershare Trust
Chicago, IL 60606	One Lincoln Street		200 East Randolph Street	Company, N.A.
	Boston, MA 02111		Chicago, IL 60601	150 Royall Street
Canton, MA 02021
(800) 257-8787

Portfolio of Investments Information

Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information

You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases

Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NUV	NUW	NMI	NEV
Common shares repurchased	—	—	—	—

FINRA BrokerCheck

The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report (Unaudited)

• Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

• Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.

• Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

• Industrial Development Revenue Bond (IDR): A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.

• Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

• Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

• Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

• Pre-Refunded Bond/Pre-Refunding: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

Glossary of Terms Used in this Report (Unaudited) (continued)

• S&P Municipal Bond Index: An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

• Tax Obligation/General Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.

• Tax Obligation/Limited Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.

• Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

• Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Notes

Nuveen:

Serving Investors for Generations

Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

ESA-A-0422D 2216972-B-06/23

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Income Fund, Inc.

By (Signature and Title) /s/ Mark L. Winget

Mark L. Winget

Vice President and Secretary

Date: July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David J. Lamb

David J. Lamb

Chief Administrative Officer

(principal executive officer)

Date: July 7, 2022

By (Signature and Title) /s/ E. Scott Wickerham

E. Scott Wickerham

Vice President and Controller

(principal financial officer)

Date: July 7, 2022